UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: (811- 05346)

Exact name of registrant as specified in charter: Putnam Variable Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: December 31, 2008

Date of reporting period: January 1, 2008 — June 30, 2008

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Variable Trust

Putnam VT The George Putnam Fund of Boston

SEMIANNUAL REPORT

June 30, 2008

Putnam VT The George Putnam Fund of Boston

Putnam Investments is pleased to provide this semiannual report for shareholders of Putnam Variable Trust, a variable annuity offering you access to 28 funds and a wide range of investment choices. Putnam Variable Trust funds are the underlying investments for the variable insurance product subaccounts.

We are also pleased to announce that Robert L. Reynolds, a leader and visionary in the mutual fund industry, has joined the Putnam leadership team as President and Chief Executive Officer of Putnam Investments, effective July 1, 2008. Charles E. Haldeman, Jr., former President and CEO, will take on the role of Chairman of Putnam Investment Management, LLC, the firm’s fund management company.

Mr. Reynolds brings to Putnam substantial industry experience and an outstanding record of success. He was Vice Chairman and Chief Operating Officer at Fidelity Investments from 2000 to 2007, and President of Fidelity’s Institutional Retirement Group from 1996 to 2000. Mr. Reynolds’ appointment is another example of Putnam’s ongoing efforts to exceed our shareholders’ expectations.

INVESTMENT OBJECTIVE
Balanced investment composed of a well-diversified portfolio of stocks and bonds producing capital growth and current income

PORTFOLIO
Value-oriented stocks of large companies and government, corporate, and mortgage-backed and asset-backed bonds

NET ASSET VALUE	June 30, 2008
Class IA	$8.62
Class IB	$8.58

PERFORMANCE SUMMARY

Total return at net asset value	Class	Class
(as of 6/30/08)	IA Shares*	IB Shares*

6 months	–10.76%	–10.93%

1 year	–13.57	–13.83

5 years	23.94	22.49
Annualized	4.39	4.14

10 years	40.88	37.96
Annualized	3.49	3.27

Life	40.46	37.54
Annualized	3.40	3.18

During portions of the periods shown, the fund limited expenses, without which returns would have been lower.

*Commencement of operations April 30, 1998.

Data represents past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. All total return figures are at net asset value and exclude contract charges and expenses, which are added to the variable annuity contracts to determine total return at unit value. Had these charges and expenses been reflected, performance would be lower. For more recent performance, contact your variable annuity provider who can provide you with performance that reflects the charges and expenses at your contract level.

Reflects equity holdings and cash only. Portfolio composition will vary over time. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Information is as of 6/30/08 and may not reflect trades entered into on that date.

MANAGEMENT TEAM’S REPORT AND OUTLOOK

Deepening worries about the financials sector, economic growth, and inflation created challenges for most asset classes during the first half of 2008. The fund, however, benefited from its balanced approach of investing in stocks and bonds, because the fixed-income markets held up relatively better than the equity markets. Nevertheless, with 60% of the portfolio invested in stocks, the momentum was overwhelmingly negative, especially given the fund’s value focus, which proved to be a drawback in a market that favored growth stocks. The fund’s class IA shares had a loss of 10.76% at net asset value for the six months ended June 30, 2008.

With economic growth stalling, management prudently reduced the fund’s exposure to consumer cyclical stocks. An overweight position in the industrial and capital goods sectors also helped performance, particularly investments in U.S. Steel, Freeport-McMoRan, and Gardner Denver, all of which are benefiting from large investments in infrastructure and industrialization overseas. Higher oil prices took a toll on holdings in the oil refining and transportation industries. One of the biggest disappointments was an overweight position in airline stocks, including U.S. Airways and United Airlines. These companies had been experiencing a recovery due to consolidation, solid business demand, and reduced flights, but oil prices eroded profit margins. Financial holdings, such as Citigroup and Wachovia Corp., also were disappointing even though the team had maintained an underweight position in the sector since mid-2007.

When credit markets came under duress in the first quarter, the fund’s bond portfolio benefited from its limited exposure to investment-grade corporate and government agency bonds and

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the fund management team’s decision to avoid lower-rated commercial mortgage-back securities (CMBS) and asset-backed securities (ABS). As bond markets began to stabilize in March, yields rose as the market began to price in the possibility of interest-rate hikes later this year. By May, the fund’s emphasis on high-quality non-Treasury securities was beneficial as CMBS, most ABS, and investment-grade corporate bonds outperformed Treasuries.

With inflationary pressures increasing, management is keeping duration (a bond’s sensitivity to changes in interest rates) neutral given the outlook for potentially higher interest rates. In the equity market, management will look for opportunities to add judiciously in financials and consumer cyclicals where stock prices have been pushed down indiscriminately and therefore may offer tremendous value.

The fund may invest a portion of its assets in small and/or mid-size companies. Such investments increase the risk of greater price fluctuations. The use of derivatives involves special risks and may result in losses. The fund may have a significant portion of its holdings in bonds. Funds that invest in bonds are subject to certain risks, including interest-rate risk, credit risk, and inflation risk. As interest rates rise, the prices of bonds fall. Long-term bonds are more exposed to interest-rate risk than short-term bonds. Unlike bonds, bond funds have ongoing fees and expenses. Value investing seeks underpriced stocks, but there is no guarantee that a stock’s price will rise.

RISK COMPARISON

This risk comparison is designed to help you understand how your fund compares with other funds. The comparison utilizes a risk measure developed by Morningstar, an independent fund-rating agency. This risk measure is referred to as the fund’s Morningstar Risk.

The fund’s Morningstar Risk is shown alongside that of the average variable annuity/variable life fund (VA/L) in its Morningstar category. The risk bar broadens the comparison by translating the fund’s Morningstar Risk into a percentile, which is based on the fund’s ranking among all funds rated by Morningstar as of June 30, 2008. A higher Morningstar Risk generally indicates that a fund’s monthly returns have varied more widely.

Morningstar determines a fund’s Morningstar Risk by assessing variations in the fund’s monthly returns — with an emphasis on downside variations — over a 3-year period, if available.Those measures are weighted and averaged to produce the fund’s Morningstar Risk.The information shown is provided for the fund’s class IB shares only; information for other classes may vary. Morningstar Risk is based on historical data and does not indicate future results. Morningstar does not purport to measure the risk associated with a current investment in a fund, either on an absolute basis or on a relative basis. Low Morningstar Risk does not mean that you cannot lose money on an investment in a fund. Copyright 2008 Morningstar, Inc. All Rights Reserved.The information contained herein (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

MANAGEMENT TEAM

The fund is managed by the Putnam Large-Cap Value, Core Fixed-Income, and Global Asset Allocation teams. Jeanne Mockard is the Portfolio Leader. Geoffrey Kelley, Jeffrey Knight, and Raman Srivastava are the Portfolio Members. During the reporting period ended June 30, 2008, there were no changes to the management team. Listed below are the Putnam Funds managed by these team members, who may also manage other retail mutual fund counterparts to the Putnam VT Funds or other accounts advised by Putnam Management or an affiliate.

Name	Portfolio Leader	Portfolio Member

Geoffrey Kelley	None	VT The George Putnam Fund of Boston

Jeffrey Knight	VT Global Asset Allocation Fund	VT Discovery Growth Fund
	Asset Allocation: Balanced Portfolio	VT The George Putnam Fund of Boston
Asset Allocation: Conservative Portfolio
Asset Allocation: Growth Portfolio
RetirementReady® Funds
VT Growth Opportunities Fund
Income Strategies Fund
VT Voyager Fund

Jeanne Mockard	VT The George Putnam Fund of Boston	None
Raman Srivastava	None	VT The George Putnam Fund of Boston
Global Income Trust
VT Income Fund

Investors should carefully consider the investment objective, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

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Understanding your VT fund’s expenses

As an investor in a variable annuity product that in turn invests in a registered investment company, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the information in this section, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads), which are not shown in this section and would result in higher total expenses. In addition, charges and expenses at the insurance company separate account level are not reflected. For more information, see your fund’s prospectus or talk to your financial representative.

Review your VT fund’s expenses

The first two columns in the table in this section, containing expense and value information, show the expenses you would have paid on a $1,000 investment in your fund from January 1, 2008, to June 30, 2008. They also show how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. You may use the information in this part of the table to estimate the expenses that you paid over the period. Simply divide your account value by $1,000, and then multiply the result by the number in the first line (“Expenses paid per $1,000”) for the class of shares you own (using the first two class IA and class IB columns only).

Compare your fund’s expenses with those of other funds

You can also use this table to compare your fund’s expenses with those of other funds. The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the two right-hand columns of the table show your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other VT funds and mutual funds. All shareholder reports of mutual funds and funds serving as variable annuity vehicles will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended June 30, 2008. The expense ratio may differ for each share class. Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year. During portions of the period, the fund limited expenses; had it not done so, expenses would have been higher.

			EXPENSES AND VALUE
	EXPENSES AND VALUE		OF A $1,000 INVESTMENT,
	OF A $1,000 INVESTMENT,		ASSUMING A HYPOTHETICAL
	ASSUMING ACTUAL RETURNS		5% ANNUALIZED RETURN
	FOR THE 6 MONTHS		FOR THE 6 MONTHS
	ENDED 6/30/08		ENDED 6/30/08

	Class IA	Class IB	Class IA	Class IB

VT The George Putnam Fund of Boston
Expenses paid per $1,000	$3.58	$4.75	$3.82	$5.07
Ending value (after expenses)	$892.40	$890.70	$1,021.08	$1,019.84
Annualized expense ratio	0.76%	1.01%	0.76%	1.01%
Lipper peer group avg. expense ratio*	0.78%	1.03%	0.78%	1.03%

* Putnam keeps fund expenses below the Lipper peer group average expense ratio by limiting our fund expenses if they exceed the Lipper average. The Lipper average is a simple average of expenses of the mutual funds serving as investment vehicles for variable insurance products in the peer group that excludes 12b-1 fees as well as any expense offset and brokerage service arrangements that may reduce subaccount expenses. To facilitate the comparison in this presentation, Putnam has adjusted the Lipper average to reflect the 12b-1 fees carried by class IB shares. Investors should note that the other funds in the peer group may be significantly smaller or larger than the fund, and that an asset-weighted average would likely be lower than the simple average. Also, the fund and Lipper report expense data at different times; the fund's expense ratio shown here is annualized data for the most recent six-month period, while the quarterly updated Lipper average is based on the most recent fiscal-year end data available for the peer group funds as of 6/30/08.

4

Trustee approval of management contract

General conclusions

The Board of Trustees of the Putnam funds oversees the management of the funds in Putnam Variable Trust and, as required by law, determines annually whether to approve the continuance of each fund’s management contract with Putnam Investment Management (“Putnam Management”) and, in respect of certain funds in Putnam Variable Trust, the sub-management contract between Putnam Management’s affiliate, Putnam Investments Limited (“PIL”), and Putnam Management. In May 2008, the Board of Trustees also approved a new sub-management contract, in respect of certain funds in Putnam Variable Trust, between PIL and Putnam Management, and a new sub-advisory contract, in respect of certain funds in Putnam Variable Trust, among Putnam Management, PIL, and another affiliate, The Putnam Advisory Company (“PAC”).

In this regard, the Board of Trustees, with the assistance of its Contract Committee consisting solely of Trustees who are not “interested persons” (as such term is defined in the Investment Company Act of 1940, as amended) of the Putnam funds (the “Independent Trustees”), requests and evaluates all information it deems reasonably necessary under the circumstances. Over the course of several months ending in June 2008, the Contract Committee met several times to consider the information provided by Putnam Management and other information developed with the assistance of the Board’s independent counsel and independent staff. The Contract Committee reviewed and discussed key aspects of this information with all of the Independent Trustees. The Contract Committee recommended, and the Independent Trustees approved, the continuance of the funds’ management contract, and in respect of certain funds in Putnam Variable Trust, the sub-management and sub-advisory contracts, effective July 1, 2008. (Because PIL and PAC are affiliates of Putnam Management and Putnam Management remains fully responsible for all services provided by PIL and PAC, the Trustees have not evaluated PIL and PAC as separate entities, except as otherwise indicated below, and all subsequent references to Putnam Management below should be deemed to include reference to PIL and PAC as necessary or appropriate in the context.)

The Independent Trustees’ approval was based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds and the costs incurred by Putnam Management in providing such services, and

• That this fee schedule represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees, were subject to the continued application of certain expense reductions and waivers and other considerations noted below, and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the fee arrangements for the funds in Putnam Variable Trust and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements in prior years.

Management fee schedules and categories; total expenses

The Trustees reviewed the management fee schedules in effect for all Putnam funds, including fee levels and breakpoints, and the assignment of funds to particular fee categories. In reviewing fees and expenses, the Trustees generally focused their attention on material changes in circumstances — for example, changes in a fund’s size or investment style,

5

changes in Putnam Management’s operating costs or responsibilities, or changes in competitive practices in the mutual fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not warrant changes to the management fee structure of the funds in Putnam Variable Trust, which had been carefully developed over the years, re-examined on many occasions and adjusted where appropriate. In this regard, the Trustees also noted that shareholders of the funds in Putnam Variable Trust voted in 2007 to approve new management contracts containing an identical fee structure. The Trustees focused on two areas of particular interest, as discussed further below:

• Competitiveness. The Trustees reviewed comparative fee and expense information for competitive funds, which indicated that, in a custom peer group of competitive funds selected by Lipper Inc., the fund ranked in the following percentiles in management fees and total expenses (less any applicable 12b-1 fees and excluding charges and expenses at the insurance company separate account level) as of December 31, 2007 (the first percentile being the least expensive funds and the 100th percentile being the most expensive funds).

	Actual Management	Total Expenses
	Fee (percentile)	(percentile)

Putnam VT The George Putnam Fund of Boston	62nd	41st

(Because a fund’s custom peer group is smaller than its broad Lipper Inc. peer group, this expense information may differ from the Lipper peer expense information found elsewhere in this report.) The Trustees noted that expense ratios for a number of Putnam funds, which show the percentage of fund assets used to pay for management and administrative services, distribution (12b-1) fees and other expenses, had been increasing recently as a result of declining net assets and the natural operation of fee breakpoints.

The Trustees noted that the expense ratio increases described above were currently being controlled by expense limitations initially implemented in January 2004. The Trustees have received a commitment from Putnam Management and its parent company to continue this program through at least June 30, 2009. These expense limitations give effect to a commitment by Putnam Management that the expense ratio of each open-end fund would be no higher than the average expense ratio of the competitive funds included in the fund’s relevant Lipper universe (exclusive of any applicable 12b-1 charges in each case). The Trustees observed that this commitment to limit fund expenses has served shareholders well since its inception.

In order to ensure that the expenses of the Putnam funds continue to meet evolving competitive standards, the Trustees requested, and Putnam Management agreed, to extend for the twelve months beginning July 1, 2008, an additional expense limitation for certain funds at an amount equal to the average expense ratio (exclusive of 12b-1 charges) of a custom peer group of competitive funds selected by Lipper to correspond to the size of the fund. This additional expense limitation will be applied to those open-end funds that had above-average expense ratios (exclusive of 12b-1 charges) based on the custom peer group data for the period ended December 31, 2007. This additional expense limitation will not apply to your fund.

In addition, the Trustees devoted particular attention to analyzing the Putnam funds’ fees and expenses relative to those of competitors in fund complexes of comparable size and with a comparable mix of asset categories. The Trustees concluded that this analysis did not reveal any matters requiring further attention at the current time.

• Economies of scale. The funds in Putnam Variable Trust currently have the benefit of breakpoints in their management fees that provide shareholders with significant economies of scale, which means that the effective management fee rate of a fund (as a percentage of fund assets) declines as the fund grows in size and crosses specified asset thresholds.

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Conversely, if a fund shrinks in size — as has been the case for many Putnam funds in recent years — these breakpoints result in increasing fee levels. In recent years, the Trustees have examined the operation of the existing breakpoint structure during periods of both growth and decline in asset levels. The Trustees concluded that the fee schedules in effect for the funds in Putnam Variable Trust represented an appropriate sharing of economies of scale at current asset levels.

In connection with their review of the management fees and total expenses of the Putnam funds, the Trustees also reviewed the costs of the services to be provided and profits to be realized by Putnam Management and its affiliates from the relationship with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of Putnam Management’s revenues, expenses and profitability with respect to the funds’ management contracts, allocated on a fund-by-fund basis.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under Putnam Variable Trust’s management contract. The Trustees were assisted in their review of the Putnam funds’ investment process and performance by the work of the Investment Oversight Coordinating Committee of the Trustees and the Investment Oversight Committees of the Trustees, which had met on a regular monthly basis with the funds’ portfolio teams throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment process — as measured by the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to such personnel, and in general the ability of Putnam Management to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period. The Trustees considered the investment performance of each fund over multiple time periods and considered information comparing each fund’s performance with various benchmarks and with the performance of competitive funds.

While the Trustees noted the satisfactory investment performance of certain Putnam funds, they considered the disappointing investment performance of many funds in recent periods, particularly over periods in 2007 and 2008. They discussed with senior management of Putnam Management the factors contributing to such underperformance and actions being taken to improve performance. The Trustees recognized that, in recent years, Putnam Management has taken steps to strengthen its investment personnel and processes to address areas of underperformance, including recent efforts to further centralize Putnam Management’s equity research function. In this regard, the Trustees took into consideration efforts by Putnam Management to improve its ability to assess and mitigate investment risk in individual funds, across asset classes, and across the complex as a whole. The Trustees indicated their intention to continue to monitor performance trends to assess the effectiveness of these efforts and to evaluate whether additional changes to address areas of underperformance are warranted.

In the case of your fund, the Trustees considered the Lipper peer group percentile rankings for the fund’s class IA share cumulative total return performance results at net asset value for the one-year, three-year and five-year periods ended December 31, 2007. This information is shown in the following table. (Because of the passage of time, these performance results may differ from the performance results for more recent periods shown elsewhere in this report. In addition, results do not reflect charges and expenses at the insurance company separate account level.) Where applicable, the table also shows the number of funds in the peer group for the respective periods; this number is indicated in parentheses following the percentile. Note that the first percentile denotes the best performing funds and the 100th percentile denotes the worst performing funds. Past performance is no guarantee of future returns.

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	One-year	Three-year	Five-year
	period	period	period
	percentile	percentile	percentile
	(# of funds	(# of funds	(# of funds
IA Share as of 12/31/07	in category)	in category)	in category)

Putnam VT The George Putnam Fund of Boston	96th (182)	95th (108)	95th (86)
Lipper VP (Underlying Funds) — Balanced Funds

See page 9 for more recent Lipper performance ranking information for the fund. Past performance is no guarantee of future results.

The Trustees noted the disappointing performance for your fund for the one-year, three-year and five-year periods ended December 31, 2007. In this regard, the Trustees considered that, similar to the experience of certain other Putnam funds with exposure to the large-cap equity space, this fund’s performance would have been materially better over these periods but for the performance of a limited number of portfolio choices in the financial sector that experienced extreme distress in the market turmoil that began in the summer of 2007. In addition, following leadership and portfolio management team changes, Putnam Management continues to make efforts to enhance the strength of the Large Cap Equities team, and Putnam Management has centralized the equity research structure. These changes were made to strengthen the investment process, which focuses on a blend of quantitative techniques and fundamental analysis, and to enhance the performance potential for Putnam funds with exposure to the large-cap equity space.

* * *

As a general matter, the Trustees believe that cooperative efforts between the Trustees and Putnam Management represent the most effective way to address investment performance problems. The Trustees noted that investors in the Put-nam funds have, in effect, placed their trust in the Putnam organization, under the oversight of the funds’ Trustees, to make appropriate decisions regarding the management of the funds. Based on the responsiveness of Putnam Management in the recent past to Trustee concerns about investment performance, the Trustees concluded that it is preferable to seek change within Putnam Management to address performance shortcomings. In the Trustees’ view, the alternative of engaging a new investment adviser for an underperforming fund would entail significant disruptions and would not provide any greater assurance of improved investment performance.

Brokerage and soft-dollar allocations; other benefits

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with Putnam Variable Trust. These include benefits related to brokerage and soft-dollar allocations, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that may be useful to Putnam Management in managing the assets of the fund and of other clients. The Trustees considered changes made in 2008, at Putnam Management’s request, to the Putnam funds’ brokerage allocation policy, which expanded the permitted categories of brokerage and research services payable with soft dollars and increased the permitted soft dollar allocation to third-party services over what had been authorized in previous years. The Trustees indicated their continued intent to monitor the potential benefits associated with the allocation of fund brokerage and trends in industry practice to ensure that the principle of seeking “best price and execution” remains paramount in the portfolio trading process.

The Trustees’ annual review of Putnam Variable Trust’s management contract arrangements also included the review of its distributor’s contract and distribution plan with Putnam Retail Management Limited Partnership and the investor servicing agreement with Putnam Fiduciary Trust Company (“PFTC”), each of which provides benefits to affiliates of Putnam Management. In the case of the investor servicing agreement, the Trustees considered that certain shareholder servicing functions were shifted to a third-party service provider by PFTC in 2007.

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Comparison of retail and institutional fee schedules

The information examined by the Trustees as part of their annual contract review has included for many years information regarding fees charged by Putnam Management and its affiliates to institutional clients such as defined benefit pension plans, college endowments, etc. This information included comparisons of such fees with fees charged to the funds, as well as a detailed assessment of the differences in the services provided to these two types of clients. The Trustees observed, in this regard, that the differences in fee rates between institutional clients and mutual funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients reflect to a substantial degree historical competitive forces operating in separate market places. The Trustees considered the fact that fee rates across different asset classes are typically higher on average for mutual funds than for institutional clients, as well as the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to institutional clients of the firm, but did not rely on such comparisons to any significant extent in concluding that the management fees paid by the funds in Putnam Variable Trust are reasonable.

More recent peer group rankings

More recent Lipper percentile rankings are shown for the fund in the following table. Note that this information was not available to the Trustees when they approved the continuance of the funds’ management contract. The table shows the Lipper peer group percentile rankings of the fund’s class IA share total return performance at net asset value. These rankings were determined on an annualized basis and are for the one-year, five-year, and ten-year periods ended on the most recent calendar quarter (June 30, 2008). Where applicable, the table also shows the fund’s rank among the total number of funds in its peer group for the respective periods; this information is indicated in parentheses following the percentile. Note that the first percentile denotes the best performing funds and the 100th percentile denotes the worst performing funds.

	One-year	Five-year	Ten-year
IA Share as of 6/30/08	period rank	period rank	period rank

Putnam VT The George Putnam Fund of Boston	96% (181/188)	95% (91/95)	73% (37/50)
Lipper VP (Underlying Funds) — Balanced Funds

Other important information

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2008, are available in the Individual Investors section of www.putnam.com and on the SEC’s Web site, www.sec.gov. If you have questions about finding forms on the SEC’s Web site, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

Each Putnam VT fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Forms N-Q on the SEC’s Web site at www.sec.gov. In addition, the fund’s Forms N-Q may be reviewed and copied at the SEC’s public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s Web site or the operation of the public reference room.

9

Putnam VT The George Putnam Fund of Boston

The fund’s portfolio
6/30/08 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (85.5%)*

Principal amount		Value

U.S. Government Guaranteed Mortgage Obligations (1.1%)
Government National Mortgage Association
Pass-Through Certificates
6 1/2s, with due dates from
August 20, 2037
to October 20, 2037	$4,155,252	$4,296,466

U.S. Government Agency Mortgage Obligations (84.4%)
Federal Home Loan Mortgage Corporation
Pass-Through Certificates
5 1/2s, November 1, 2036	198,698	196,122
5 1/2s, with due dates from
March 1, 2020 to April 1, 2020	103,617	104,953
Federal National Mortgage Association
Pass-Through Certificates
7 1/2s, September 1, 2022	78,517	83,330
7s, with due dates from
April 1, 2032 to December 1, 2035	1,089,385	1,148,358
7s, with due dates from
January 1, 2013 to November 1, 2014	54,209	55,918
6 1/2s, with due dates from
April 1, 2033 to August 1, 2037	2,005,586	2,068,026
6 1/2s, TBA, August 1, 2038	6,000,000	6,152,344
6 1/2s, TBA, July 1, 2038	6,000,000	6,171,563
6s, with due dates from
December 1, 2032 to August 1, 2037	682,546	690,489
6s, with due dates from February 1, 2009
to September 1, 2019	1,862,692	1,913,904
6s, TBA, July 1, 2034	7,000,000	7,060,703
5 1/2s, with due dates from
May 1, 2022 to April 1, 2037	5,035,207	5,026,636
5 1/2s, with due dates from
August 1, 2019 to February 1, 2022	2,191,001	2,216,961
5 1/2s, TBA, August 1, 2038	46,000,000	45,214,766
5 1/2s, TBA, July 1, 2035	189,000,000	186,224,063
5s, TBA, August 1, 2038	15,000,000	14,341,407
5s, TBA, July 1, 2038	39,000,000	37,369,921
4 1/2s, with due dates from
November 1, 2020 to
November 1, 2035	3,602,366	3,460,060
4 1/2s, with due dates from June 1, 2020
to September 1, 2020	1,911,967	1,872,086
		321,371,610

Total U.S. government and agency
mortgage obligations (cost $326,541,748)		$325,668,076

COMMON STOCKS (48.3%)*

	Shares	Value

Basic Materials (3.4%)
Dow Chemical Co. (The) (S)	24,700	$862,277
E.I. du Pont de Nemours & Co.	20,700	887,823
Freeport-McMoRan Copper & Gold, Inc.
Class B (S)	15,322	1,795,585
Lubrizol Corp. (The)	19,900	921,967
Nucor Corp.	22,400	1,672,608
Packaging Corp. of America	34,700	746,397
PPG Industries, Inc.	25,300	1,451,461
Reliance Steel & Aluminum Co.	13,500	1,040,715
Southern Copper Corp.	7,400	789,062
Terra Industries, Inc.	28,100	1,386,735
United States Steel Corp.	7,900	1,459,762
		13,014,392

Capital Goods (3.6%)
Ball Corp.	12,300	587,202
Boeing Co. (The)	28,050	1,843,446
Caterpillar, Inc.	24,600	1,815,972
Cummins, Inc.	10,400	681,408
Eaton Corp.	2,700	229,419
Gardner Denver, Inc. †	23,200	1,317,760
General Dynamics Corp.	9,700	816,740
L-3 Communications Holdings, Inc.	10,700	972,309
Lockheed Martin Corp.	10,300	1,016,198
Northrop Grumman Corp.	25,400	1,699,260
Precision Castparts Corp.	6,400	616,768
Raytheon Co.	22,400	1,260,672
Teleflex, Inc.	4,300	239,037
WESCO International, Inc. †	18,700	748,748
		13,844,939

Communication Services (3.9%)
AT&T, Inc.	214,900	7,239,981
CenturyTel, Inc.	35,400	1,259,886
Comcast Corp. Class A	29,700	563,409
Embarq Corp.	6,300	297,801
Sprint Nextel Corp.	117,100	1,112,450
Verizon Communications, Inc.	125,140	4,429,956
		14,903,483

Conglomerates (3.0%)
General Electric Co.	369,200	9,853,948
Honeywell International, Inc.	34,100	1,714,548
		11,568,496

Consumer Cyclicals (2.8%)
Amazon.com, Inc. †	8,800	645,304
AutoZone, Inc. †	2,100	254,121
Big Lots, Inc. † (S)	31,600	987,184
Carnival Corp. (S)	19,300	636,128
Clear Channel Communications, Inc.	10,000	352,000
Deluxe Corp.	11,414	203,397

10

Putnam VT The George Putnam Fund of Boston

COMMON STOCKS (48.3%)* continued

	Shares	Value

Consumer Cyclicals continued
GameStop Corp. † (S)	12,900	$521,160
Gap, Inc. (The)	18,400	306,728
JC Penney Co., Inc. (Holding Co.)	8,200	297,578
Lennar Corp.	45,700	563,938
Lowe’s Cos., Inc.	32,700	678,525
Macy’s, Inc.	26,100	506,862
Nordstrom, Inc. (S)	11,400	345,420
NVR, Inc. †	1,873	936,650
R. H. Donnelley Corp. † (S)	51,100	153,300
RadioShack Corp. (S)	17,200	211,044
Regal Entertainment Group Class A	81,500	1,245,320
Walt Disney Co. (The)	30,500	951,600
Whirlpool Corp. (S)	14,100	870,393
		10,666,652

Consumer Staples (4.7%)
Altria Group, Inc. #	20,480	421,069
American Greetings Corp. Class A	33,200	409,688
Clorox Co.	13,600	709,920
Corn Products International, Inc.	10,800	530,388
Darden Restaurants, Inc.	20,900	667,546
Energizer Holdings, Inc. †	5,500	401,995
General Mills, Inc.	28,700	1,744,099
H.J. Heinz Co.	7,000	334,950
JM Smucker Co. (The)	15,200	617,728
Kimberly-Clark Corp.	8,900	532,042
Kraft Foods, Inc. Class A #	20,308	577,763
Kroger Co.	25,900	747,733
Lorillard, Inc. †	8,500	587,860
McDonald’s Corp.	7,400	416,028
MPS Group, Inc. †	24,300	258,309
Newell Rubbermaid, Inc.	39,500	663,205
Pepsi Bottling Group, Inc. (The)	47,400	1,323,408
Philip Morris International, Inc.	42,180	2,083,270
Procter & Gamble Co. (The)	48,000	2,918,880
Robert Half International, Inc.	32,000	767,040
Ruby Tuesday, Inc. (S)	54,330	293,382
SYSCO Corp.	8,100	222,831
Universal Corp.	15,200	687,344
		17,916,478

Energy (2.8%)
Chevron Corp.	30,500	3,023,465
Exxon Mobil Corp.	11,200	987,056
Global Industries, Ltd. †	36,500	654,445
Hess Corp. (S)	13,100	1,653,089
Marathon Oil Corp.	18,900	980,343
National-Oilwell Varco, Inc. †	10,200	904,944
Sunoco, Inc.	6,800	276,692
Tesoro Corp. (S)	12,900	255,033
Valero Energy Corp.	44,100	1,816,038
		10,551,105

COMMON STOCKS (48.3%)* continued

	Shares	Value

Financial (11.1%)
Allied World Assurance Company
Holdings, Ltd. (Bermuda)	16,300	$645,806
Allstate Corp. (The)	30,200	1,376,818
American International Group, Inc.	10,200	269,892
Assurant, Inc.	7,200	474,912
Axis Capital Holdings, Ltd. (Bermuda)	37,584	1,120,379
Bank of America Corp.	163,430	3,901,074
Bank of New York Mellon Corp. (The)	11,400	431,262
BB&T Corp.	17,300	393,921
CB Richard Ellis Group, Inc. Class A †	34,200	656,640
CBL & Associates Properties (R)	44,800	1,023,232
Chubb Corp. (The)	19,400	950,794
Citigroup, Inc. #	221,400	3,710,664
Endurance Specialty Holdings, Ltd. (Bermuda)	19,600	603,484
Everest Re Group, Ltd. (Bermuda)	5,300	422,463
Freddie Mac	82,200	1,348,080
General Growth Properties, Inc. (R)	7,900	276,737
Goldman Sachs Group, Inc. (The)	10,500	1,836,450
Hartford Financial Services Group, Inc. (The)	6,027	389,163
Hospitality Properties Trust (R)	13,400	327,764
Jones Lang LaSalle, Inc.	11,400	686,166
JPMorgan Chase & Co.	150,700	5,170,517
KeyCorp	54,400	597,312
Lehman Brothers Holdings, Inc.	31,100	616,091
Marshall & Ilsley Corp.	41,700	639,261
Merrill Lynch & Co., Inc.	41,300	1,309,623
Morgan Stanley	55,900	2,016,313
National City Corp.	35,100	167,427
PNC Financial Services Group	18,300	1,044,930
ProLogis Trust (R)	12,600	684,810
RenaissanceRe Holdings, Ltd. (Bermuda)	27,700	1,237,359
SunTrust Banks, Inc. (S)	4,800	173,856
Travelers Cos., Inc. (The)	20,600	894,040
U.S. Bancorp	38,800	1,082,132
W.R. Berkley Corp.	23,000	555,680
Wachovia Corp.	80,900	1,256,377
Wells Fargo & Co.	133,600	3,173,000
XL Capital, Ltd. Class A (Bermuda)	23,600	485,216
Zions Bancorp. (S)	15,100	475,499
		42,425,144

Health Care (5.1%)
Aetna, Inc.	12,900	522,837
AmerisourceBergen Corp.	25,400	1,015,746
Baxter International, Inc.	17,900	1,144,526
Boston Scientific Corp. †	32,200	395,738
Bristol-Myers Squibb Co.	20,100	412,653
Coventry Health Care, Inc. † (S)	14,100	428,922
Covidien, Ltd.	32,625	1,562,411
Endo Pharmaceuticals Holdings, Inc. †	27,700	670,063

11

Putnam VT The George Putnam Fund of Boston

COMMON STOCKS (48.3%)* continued

	Shares	Value
Health Care continued
Express Scripts, Inc. †	8,600	$539,392
Humana, Inc. †	13,000	517,010
King Pharmaceuticals, Inc. †	83,500	874,245
McKesson Corp.	35,900	2,007,169
Medco Health Solutions, Inc. †	17,800	840,160
Merck & Co., Inc.	52,200	1,967,418
Par Pharmaceutical Cos., Inc. †	16,800	272,664
Pfizer, Inc.	244,900	4,278,403
UnitedHealth Group, Inc.	9,800	257,250
WellPoint, Inc. †	33,500	1,596,610
		19,303,217

Technology (5.0%)
Accenture, Ltd. Class A (Bermuda) (S)	37,700	1,535,144
Apple Computer, Inc. †	1,700	284,648
Applied Materials, Inc.	86,900	1,658,921
Arrow Electronics, Inc. †	15,300	470,016
Atmel Corp. †	167,400	582,552
Avnet, Inc. †	14,700	401,016
BMC Software, Inc. †	7,200	259,200
Computer Sciences Corp. †	4,800	224,832
Dell, Inc. † (S)	31,700	693,596
eBay, Inc. †	18,800	513,804
Hewlett-Packard Co. #	87,500	3,868,375
IBM Corp.	22,400	2,655,072
Intel Corp.	115,800	2,487,384
Nokia OYJ ADR (Finland)	29,300	717,850
Oracle Corp. †	35,900	753,900
SanDisk Corp. †	32,000	598,400
Texas Instruments, Inc.	28,000	788,480
Thermo Electron Corp. † (S)	8,500	473,705
		18,966,895

Transportation (0.3%)
AMR Corp. † (S)	51,300	262,656
UAL Corp. (S)	16,500	86,130
Union Pacific Corp.	4,000	302,000
US Airways Group, Inc. † (S)	100,400	251,000
		901,786

Utilities & Power (2.6%)
Atmos Energy Corp.	19,972	550,628
Black Hills Corp.	11,609	372,185
Dominion Resources, Inc.	6,300	299,187
DTE Energy Co.	15,100	640,844
Duke Energy Corp.	38,500	669,130
Edison International	34,600	1,777,748
Energen Corp.	11,900	928,557
Entergy Corp.	5,820	701,194
FirstEnergy Corp.	14,700	1,210,251
FPL Group, Inc.	10,200	668,916

COMMON STOCKS (48.3%)* continued

	Shares	Value

Utilities & Power continued
PG&E Corp.	25,940	$1,029,559
Sempra Energy	9,800	553,210
Wisconsin Energy Corp.	12,800	578,816
		9,980,225

Total common stocks (cost $208,423,273)		$184,042,812

COLLATERALIZED MORTGAGE OBLIGATIONS (27.1%)*

Principal amount		Value

Adjustable Rate Mortgage Trust FRB
Ser. 04-5, Class 3A1, 4.943s, 2035	$278,646	$238,242
Asset Backed Funding Certificates 144A
FRB Ser. 06-OPT3, Class B, 4.983s, 2036	33,000	1,887
Asset Securitization Corp.
Ser. 96-MD6, Class A7, 8.631s, 2029	180,537	186,853
FRB Ser. 97-D5, Class A5, 7.187s, 2043	73,000	74,993
Banc of America Commercial Mortgage, Inc.
Ser. 01-1, Class G, 7.324s, 2036	160,000	159,948
FRB Ser. 07-3, Class A3, 5.658s, 2049	158,000	154,076
Ser. 07-2, Class A2, 5.634s, 2049 (F)	152,000	148,980
Ser. 06-4, Class A2, 5.522s, 2046	838,000	830,886
Ser. 04-3, Class A5, 5.493s, 2039	580,000	575,018
Ser. 05-6, Class A2, 5.165s, 2047	77,000	76,009
Ser. 07-5, Class XW, Interest Only (IO),
0.607s, 2051	3,911,616	96,593
Ser. 07-1, Class XW, IO, 0.465s, 2049	2,493,013	43,872
Ser. 06-1, Class XC, IO, 0.076s, 2045	3,774,390	22,062
Banc of America Commercial
Mortgage, Inc. 144A
Ser. 01-PB1, Class K, 6.15s, 2035	100,000	90,639
Ser. 02-PB2, Class XC, IO, 0.33s,
2035 (F)	2,535,092	44,136
Ser. 04-4, Class XC, IO, 0.192s, 2042	4,026,823	54,685
Ser. 04-5, Class XC, IO, 0.173s, 2041	6,191,270	66,497
Ser. 05-1, Class XW, IO, 0.144s, 2042	40,821,075	110,700
Ser. 05-4, Class XC, IO, 0.093s, 2045	11,054,828	67,701
Ser. 06-5, Class XC, IO, 0.091s, 2016	13,185,521	163,023
Ser. 06-4, Class XC, IO, 0.088s, 2046	6,389,803	66,454
Banc of America Funding Corp. FRB
Ser. 06-D, Class 6A1, 5.991s, 2036	75,693	60,176
Banc of America Large Loan
FRB Ser. 04-BBA4, Class H, 3.421s, 2018	26,000	25,415
FRB Ser. 04-BBA4, Class G, 3.171s, 2018	61,000	59,780
Banc of America Large Loan 144A
FRB Ser. 05-MIB1, Class K, 4.471s, 2022	111,000	91,020
FRB Ser. 05-MIB1, Class J, 3.521s, 2022	244,000	202,520
Banc of America Mortgage Securities
FRB Ser. 03-F, Class 2A1, 3.658s, 2033	37,444	37,081
Ser. 05-E, Class 2, IO, 0.303s, 2035	4,113,540	16,390
Ser. 04-D, Class 2A, IO, 0.284s, 2034	1,530,654	1,734

12

Putnam VT The George Putnam Fund of Boston

COLLATERALIZED MORTGAGE OBLIGATIONS (27.1%)* continued

	Principal amount	Value

Banc of America Structured Security
Trust 144A Ser. 02-X1, Class A3,
5.436s, 2033	$203,420	$204,718
Bayview Commercial Asset Trust 144A
FRB Ser. 05-1A, Class A1,
2.783s, 2035	148,675	130,834
Ser. 04-2, IO, 2.22s, 2034	900,364	35,564
Ser. 06-2A, IO, 1.798s, 2036	379,923	30,736
Ser. 05-3A, IO, 1.6s, 2035	1,973,501	137,948
Ser. 05-1A, IO, 1.6s, 2035	656,159	32,939
Ser. 04-3, IO, 1.6s, 2035	420,500	16,820
Ser. 07-5A, IO, 1.55s, 2037	1,710,951	215,751
Ser. 07-2A, IO, 1.3s, 2037	1,990,672	205,039
Ser. 07-1, Class S, IO, 1.211s, 2037	1,633,201	159,727
Ser. 06-4A, IO, 1.14s, 2036	144,929	16,116
Bear Stearns Alternate Trust
Ser. 04-9, Class 1A1, 6.833s, 2034	17,988	16,142
FRB Ser. 06-5, Class 2A2,
6 1/4s, 2036	916,819	708,815
FRB Ser. 05-7, Class 23A1,
5.694s, 2035	24,238	18,610
Bear Stearns Commercial Mortgage
Securities, Inc.
FRB Ser. 00-WF2, Class F,
8.448s, 2032	151,000	141,076
Ser. 07-PW17, Class A3,
5.736s, 2050	1,905,000	1,826,362
Ser. 04-PR3I, Class X1, IO,
0.448s, 2041	997,302	14,862
Ser. 05-PWR9, Class X1, IO,
0.107s, 2042	6,859,670	56,661
Bear Stearns Commercial Mortgage
Securities, Inc. 144A
Ser. 06-PW14, Class XW, IO,
0.883s, 2038	2,135,294	82,294
Ser. 06-PW14, Class X1, IO,
0.09s, 2038	2,297,104	33,676
Ser. 07-PW15, Class X1, IO,
0.078s, 2044	8,868,595	82,921
Ser. 05-PW10, Class X1, IO,
0.074s, 2040	17,199,442	61,230
Ser. 07-PW16, Class X, IO,
0.032s, 2040	18,328,024	14,662
Bear Stearns Small Balance
Commercial Trust 144A
Ser. 06-1A, Class AIO, IO, 1s, 2034	935,200	11,844
Chase Commercial Mortgage
Securities Corp. Ser. 00-3, Class A2,
7.319s, 2032	72,106	74,908
Chase Commercial Mortgage
Securities Corp. 144A
Ser. 98-1, Class F, 6.56s, 2030	580,000	577,079
Ser. 98-1, Class G, 6.56s, 2030	148,000	133,983
Ser. 98-1, Class H, 6.34s, 2030	227,000	169,763

COLLATERALIZED MORTGAGE OBLIGATIONS (27.1%)* continued

	Principal amount	Value

Citigroup Ser. 08-C7, Class A2A,
6.034s, 2012	$495,000	$497,642
Citigroup Commercial Mortgage Trust
Ser. 08-C7, Class A3, 6.299s, 2014	905,000	919,102
Citigroup Commercial Mortgage
Trust 144A
Ser. 05-C3, Class XC, IO,
0.123s, 2043	15,340,791	133,033
Ser. 06-C5, Class XC, IO,
0.085s, 2049	14,319,141	153,819
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 06-AR7, Class 2A2A,
5.662s, 2036	102,561	77,177
IFB Ser. 07-6, Class 2A5, IO,
4.168s, 2037	583,891	42,198
Citigroup/Deutsche Bank Commercial
Mortgage Trust Ser. 06-CD3,
Class A4, 5.658s, 2048	100,000	98,465
Citigroup/Deutsche Bank Commercial
Mortgage Trust 144A
Ser. 07-CD4, Class XW, IO,
0.56s, 2049	3,582,001	73,459
Ser. 06-CD2, Class X, IO,
0.128s, 2046	10,674,276	43,413
Ser. 07-CD4, Class XC, IO,
0.057s, 2049	11,980,589	91,726
Commercial Mortgage Acceptance
Corp. 144A
Ser. 98-C1, Class F, 6.23s, 2031	260,000	263,141
Commercial Mortgage Loan Trust
Ser. 08-LS1,
Class A4B, 6.221s, 2017	224,000	221,266
Commercial Mortgage Pass-Through
Certificates 144A
Ser. 06-CN2A, Class H,
5.756s, 2019	131,000	117,710
Ser. 06-CN2A, Class J,
5.756s, 2019	105,000	93,810
FRB Ser. 01-J2A, Class A2F, 2.971s,
2034 (F)	211,000	185,668
Ser. 03-LB1A, Class X1, IO,
0.461s, 2038	1,157,961	44,585
Ser. 05-LP5, Class XC, IO,
0.117s, 2043	10,661,582	84,209
Ser. 05-C6, Class XC, IO,
0.079s, 2044	12,292,847	69,303
Ser. 06-C8, Class XS, IO,
0.062s, 2046	6,449,100	66,522
Countrywide Alternative Loan Trust
Ser. 06-45T1, Class 2A2, 6s, 2037	33,957	27,638
Ser. 06-J8, Class A4, 6s, 2037	27,497	22,410
IFB Ser. 04-2CB, Class 1A5, IO,
5.118s, 2034	11,794	617
Ser. 05-24, Class 1AX, IO,
1.222s, 2035	1,754,956	36,402

13

Putnam VT The George Putnam Fund of Boston

COLLATERALIZED MORTGAGE OBLIGATIONS (27.1%)* continued

Principal amount		Value

Countrywide Home Loans
FRB Ser. 05-HYB7, Class 6A1,
5.713s, 2035	$42,692	$33,300
Ser. 05-9, Class 1X, IO, 3.126s, 2035	1,057,593	24,787
Ser. 05-2, Class 2X, IO, 1.16s, 2035	1,136,634	23,443
Countrywide Home Loans 144A
IFB Ser. 05-R2, Class 2A3, 8s, 2035	125,189	130,347
IFB Ser. 05-R1, Class 1AS, IO,
3.597s, 2035	1,101,314	71,773
IFB Ser. 05-R2, Class 1AS, IO,
3.242s, 2035	663,191	35,020
Credit Suisse Mortgage Capital Certificates
FRB Ser. 07-C4, Class A2,
6.005s, 2039	590,000	584,943
Ser. 06-C5, Class AX, IO,
0.11s, 2039	4,108,473	59,540
Credit Suisse Mortgage Capital
Certificates 144A
Ser. 07-C2, Class AX, IO,
0.28s, 2049	16,077,230	140,354
Ser. 06-C4, Class AX, IO,
0.105s, 2039	9,850,341	135,839
Ser. 07-C1, Class AX, IO,
0.083s, 2040	11,222,678	112,227
Crown Castle Towers, LLC 144A
Ser. 05-1A, Class D, 5.612s, 2035	385,000	364,033
CS First Boston Mortgage Securities Corp.
Ser. 97-C2, Class F, 7.46s, 2035	216,000	225,135
Ser. 04-C2, Class A2, 5.416s, 2036 (F)	650,000	630,831
CS First Boston Mortgage Securities
Corp. 144A
FRB Ser. 05-TFLA, Class J,
3.421s, 2020	25,000	24,000
FRB Ser. 04-TF2A, Class J,
3.421s, 2016	189,000	174,825
FRB Ser. 05-TF2A, Class J,
3.371s, 2020	91,320	85,841
FRB Ser. 04-TF2A, Class H,
3.171s, 2019	81,000	77,355
Ser. 01-CK1, Class AY, IO,
0.901s, 2035 (F)	8,368,904	134,767
Ser. 03-C3, Class AX, IO,
0.498s, 2038	9,035,576	336,105
Ser. 02-CP3, Class AX, IO,
0.391s, 2035	2,304,216	81,698
Ser. 04-C4, Class AX, IO,
0.278s, 2039	1,523,669	30,355
Ser. 05-C2, Class AX, IO,
0.157s, 2037	9,080,151	122,346
DLJ Commercial Mortgage Corp.
Ser. 00-CF1, Class A1B, 7.62s, 2033	281,556	293,896
Ser. 99-CG2, Class B3, 6.1s, 2032	207,000	206,362
Ser. 99-CG2, Class B4, 6.1s, 2032	370,000	360,861

COLLATERALIZED MORTGAGE OBLIGATIONS (27.1%)* continued

Principal amount		Value

Fannie Mae
IFB Ser. 07-75, Class JS, 32 1/2s, 2037	$258,797	$348,113
IFB Ser. 07-80, Class AS, 29 1/2s, 2037	120,333	152,744
IFB Ser. 07-75, Class CS, 28.123s, 2037	187,269	249,967
IFB Ser. 06-62, Class PS, 25.005s, 2036	187,266	235,986
IFB Ser. 07-60, Class SB, 24.705s, 2037	103,598	124,089
IFB Ser. 06-76, Class QB, 24.705s, 2036	184,410	231,997
IFB Ser. 06-48, Class TQ, 24.705s, 2036	377,969	465,918
IFB Ser. 06-63, Class SP, 24.405s, 2036	202,350	251,388
IFB Ser. 07-W7, Class 1A4, 24.285s, 2037	184,940	219,712
IFB Ser. 07-81, Class SC, 22.905s, 2037	189,489	223,039
IFB Ser. 07-1, Class NK, 22.096s, 2037	480,596	581,305
IFB Ser. 06-104, Class GS, 21.747s, 2036	131,556	158,110
IFB Ser. 06-104, Class ES, 21.038s, 2036	231,527	276,881
IFB Ser. 05-37, Class SU, 19.27s, 2035	292,185	343,193
IFB Ser. 06-49, Class SE, 19.07s, 2036	305,620	355,276
IFB Ser. 06-60, Class AK, 18.87s, 2036	156,276	180,932
IFB Ser. 06-60, Class TK, 18.67s, 2036	89,021	102,981
IFB Ser. 06-104, Class CS, 18.529s, 2036	228,771	255,591
IFB Ser. 07-30, Class FS, 18.329s, 2037	483,281	537,465
IFB Ser. 07-96, Class AS, 17.738s, 2037	233,187	250,850
IFB Ser. 06-115, Class ES, 16.63s, 2036	200,222	228,252
IFB Ser. 06-8, Class PK, 16.47s, 2036	364,514	394,180
IFB Ser. 05-57, Class CD, 15.816s, 2035	158,779	174,743
IFB Ser. 05-74, Class CP, 15.648s, 2035	185,257	208,030
IFB Ser. 05-115, Class NQ, 15.628s, 2036	103,674	111,388
IFB Ser. 06-27, Class SP, 15.464s, 2036	288,198	320,893
IFB Ser. 06-8, Class HP, 15.464s, 2036	306,045	340,041
IFB Ser. 06-8, Class WK, 15.464s, 2036	486,297	536,136
IFB Ser. 05-106, Class US, 15.464s, 2035	445,718	497,360
IFB Ser. 05-99, Class SA, 15.464s, 2035	218,006	238,781
IFB Ser. 05-45, Class DA, 15.318s, 2035	337,226	372,594
IFB Ser. 05-74, Class DM, 15.281s, 2035	429,178	472,083
IFB Ser. 05-45, Class DC, 15.208s, 2035	281,021	309,361
IFB Ser. 06-60, Class CS, 14.988s, 2036	93,130	96,805
IFB Ser. 05-57, Class DC, 13.707s, 2034	264,907	285,285
IFB Ser. 05-74, Class SK, 13.303s, 2035	342,337	369,417
IFB Ser. 05-74, Class CS, 13.193s, 2035	210,615	227,844
IFB Ser. 05-45, Class PC, 12.803s, 2034	130,111	138,543
IFB Ser. 05-114, Class SP, 12.753s, 2036	129,478	134,245
IFB Ser. 05-95, Class OP, 12.687s, 2035	132,925	135,876
IFB Ser. 05-106, Class JC, 12.426s, 2035	91,256	91,187
IFB Ser. 05-83, Class QP, 10.94s, 2034	79,814	79,427
IFB Ser. 05-72, Class SB, 10.669s, 2035	215,518	216,537
Ser. 03-W6, Class PT1, 9.958s, 2042	53,804	60,481
Ser. 02-T12, Class A4, 9 1/2s, 2042	23,853	25,753
Ser. 02-T4, Class A4, 9 1/2s, 2041	191,534	212,292
Ser. 02-T6, Class A3, 9 1/2s, 2041	47,269	51,963
Ser. 04-T3, Class PT1, 8.93s, 2044	115,519	126,139
Ser. 02-26, Class A2, 7 1/2s, 2048	165,644	176,442

14

Putnam VT The George Putnam Fund of Boston

COLLATERALIZED MORTGAGE OBLIGATIONS (27.1%)* continued

	Principal amount	Value

Fannie Mae
Ser. 04-T2, Class 1A4, 7 1/2s, 2043	$101,359	$108,481
Ser. 03-W1, Class 2A, 7 1/2s, 2042	193,568	206,122
Ser. 02-T12, Class A3, 7 1/2s, 2042	111,624	118,541
Ser. 02-14, Class A2, 7 1/2s, 2042	46,202	49,047
Ser. 01-T10, Class A2, 7 1/2s, 2041	159,424	169,053
Ser. 02-T4, Class A3, 7 1/2s, 2041	61,337	65,035
Ser. 01-T12, Class A2, 7 1/2s, 2041	161,460	171,113
Ser. 01-T3, Class A1, 7 1/2s, 2040	31,298	33,144
Ser. 01-T1, Class A1, 7 1/2s, 2040	73,606	78,557
Ser. 99-T2, Class A1, 7 1/2s, 2039	15,394	16,611
Ser. 383, Class 87, IO, 7 1/2s, 2037	75,785	14,762
Ser. 03-W10, Class 1A1, 7 1/2s, 2032	102,678	109,463
Ser. 02-T1, Class A3, 7 1/2s, 2031	106,870	113,605
Ser. 00-T6, Class A1, 7 1/2s, 2030	118,759	125,729
Ser. 01-T5, Class A3, 7 1/2s, 2030	17,679	18,769
Ser. 01-T4, Class A1, 7 1/2s, 2028	332,045	356,005
Ser. 02-26, Class A1, 7s, 2048	148,315	156,100
Ser. 04-T3, Class 1A3, 7s, 2044	189,884	200,650
Ser. 03-W3, Class 1A2, 7s, 2042	67,064	70,671
Ser. 02-T16, Class A2, 7s, 2042	137,697	145,282
Ser. 02-14, Class A1, 7s, 2042	48,858	51,318
Ser. 02-T4, Class A2, 7s, 2041	26,340	27,646
Ser. 01-W3, Class A, 7s, 2041	46,847	49,368
Ser. 383, Class 79, IO, 7s, 2037	60,767	13,217
Ser. 383, Class 80, IO, 7s, 2037	111,810	24,767
Ser. 383, Class 81, IO, 7s, 2037	66,740	13,930
Ser. 383, Class 82, IO, 7s, 2037	84,994	17,340
Ser. 05-W4, Class 1A3, 7s, 2035	79,044	83,251
Ser. 04-W1, Class 2A2, 7s, 2033	621,504	656,432
Ser. 386, Class 14, IO, 6 1/2s, 2038	439,896	96,714
Ser. 386, Class 12, IO, 6 1/2s, 2038	288,050	60,967
Ser. 386, Class 15, IO, 6 1/2s, 2037	93,593	19,594
Ser. 386, Class 17, IO, 6 1/2s, 2037	88,450	18,836
Ser. 386, Class 13, IO, 6 1/2s, 2037	93,050	18,950
Ser. 383, Class 60, IO, 6 1/2s, 2037	254,225	58,761
Ser. 383, Class 62, IO, 6 1/2s, 2037	88,671	20,105
Ser. 383, Class 64, IO, 6 1/2s, 2037	102,108	23,336
Ser. 383, Class 58, IO, 6 1/2s, 2037	118,800	26,758
Ser. 383, Class 59, IO, 6 1/2s, 2037	88,510	19,591
Ser. 383, Class 65, IO, 6 1/2s, 2037	91,494	21,093
Ser. 383, Class 66, IO, 6 1/2s, 2037	91,453	21,019
Ser. 383, Class 72, IO, 6 1/2s, 2037	284,321	65,942
Ser. 381, Class 14, IO, 6 1/2s, 2037	198,408	44,640
Ser. 381, Class 15, IO, 6 1/2s, 2037	85,506	20,071
Ser. 383, Class 73, IO, 6 1/2s, 2037	96,814	21,931
Ser. 383, Class 70, IO, 6 1/2s, 2037	149,432	33,880
Ser. 383, Class 74, IO, 6 1/2s, 2037	88,562	20,017
Ser. 383, Class 71, IO, 6 1/2s, 2036	84,587	19,026
Ser. 371, Class 2, IO, 6 1/2s, 2036	1,201,160	319,179

COLLATERALIZED MORTGAGE OBLIGATIONS (27.1%)* continued

	Principal amount	Value
Fannie Mae
Ser. 386, Class 8, IO, 6s, 2038	$339,858	$72,676
Ser. 383, Class 40, IO, 6s, 2038	486,493	111,804
Ser. 383, Class 41, IO, 6s, 2038	427,217	98,096
Ser. 383, Class 42, IO, 6s, 2038	309,213	71,371
Ser. 383, Class 43, IO, 6s, 2038	279,577	64,726
Ser. 383, Class 44, IO, 6s, 2038	255,616	59,000
Ser. 383, Class 45, IO, 6s, 2038	196,318	45,882
Ser. 383, Class 46, IO, 6s, 2038	170,927	39,931
Ser. 383, Class 47, IO, 6s, 2038	151,246	35,333
Ser. 383, Class 48, IO, 6s, 2038	135,341	31,712
Ser. 389, Class 5, IO, 6s, 2038	116,000	25,741
Ser. 386, Class 9, IO, 6s, 2038	243,968	54,097
Ser. 383, Class 28, IO, 6s, 2038	509,386	118,292
Ser. 383, Class 29, IO, 6s, 2038	458,199	106,680
Ser. 383, Class 30, IO, 6s, 2038	337,860	79,236
Ser. 383, Class 31, IO, 6s, 2038	298,321	69,963
Ser. 383, Class 32, IO, 6s, 2038	231,523	54,737
Ser. 383, Class 33, IO, 6s, 2038	198,267	46,874
Ser. 383, Class 37, IO, 6s, 2038	90,250	21,499
Ser. 386, Class 7, IO, 6s, 2038	297,784	71,891
Ser. 383, Class 34, IO, 6s, 2037	89,461	20,712
Ser. 383, Class 35, IO, 6s, 2037	88,907	20,531
Ser. 383, Class 50, IO, 6s, 2037	92,616	21,118
Ser. 386, Class 6, IO, 6s, 2037	142,927	32,877
Ser. 383, Class 49, IO, 6s, 2037	87,720	20,159
Ser. 383, Class 51, IO, 6s, 2037	86,355	19,690
Ser. 383, Class 98, IO, 6s, 2022	79,089	12,760
Ser. 383, Class 17, IO, 5 1/2s, 2038	400,526	92,540
Ser. 383, Class 18, IO, 5 1/2s, 2038	267,401	62,102
Ser. 383, Class 19, IO, 5 1/2s, 2038	244,221	56,719
Ser. 386, Class 3, IO, 5 1/2s, 2037	147,516	33,645
Ser. 383, Class 14, IO, 5 1/2s, 2037	95,302	22,230
Ser. 383, Class 3, IO, 5 1/2s, 2037	421,709	96,685
Ser. 383, Class 4, IO, 5 1/2s, 2037	372,332	85,884
Ser. 383, Class 5, IO, 5 1/2s, 2037	236,644	54,585
Ser. 383, Class 6, IO, 5 1/2s, 2037	212,331	49,125
Ser. 383, Class 7, IO, 5 1/2s, 2037	209,625	48,353
Ser. 383, Class 10, IO, 5 1/2s, 2037	94,588	22,705
Ser. 383, Class 8, IO, 5 1/2s, 2037	94,679	22,726
Ser. 383, Class 9, IO, 5 1/2s, 2037	94,633	22,715
Ser. 383, Class 20, IO, 5 1/2s, 2037	150,636	35,705
Ser. 383, Class 21, IO, 5 1/2s, 2037	142,219	33,710
Ser. 383, Class 22, IO, 5 1/2s, 2037	96,208	22,747
Ser. 383, Class 23, IO, 5 1/2s, 2037	93,346	22,070
Ser. 363, Class 2, IO, 5 1/2s, 2035	206,897	54,171
Ser. 383, Class 95, IO, 5 1/2s, 2022	122,265	20,276
Ser. 383, Class 94, IO, 5 1/2s, 2022	84,209	13,732
Ser. 383, Class 96, IO, 5 1/2s, 2022	81,004	12,597
IFB Ser. 07-W6, Class 6A2, IO,
5.318s, 2037	236,703	25,147

15

Putnam VT The George Putnam Fund of Boston

COLLATERALIZED MORTGAGE OBLIGATIONS (27.1%)* continued

	Principal amount	Value

Fannie Mae
IFB Ser. 06-90, Class SE, IO,
5.318s, 2036	$243,761	$32,181
IFB Ser. 03-66, Class SA, IO,
5.168s, 2033	360,765	40,817
IFB Ser. 04-17, Class ST, IO,
5.118s, 2034	48,703	6,097
Ser. 383, Class 1, IO, 5s, 2037	95,273	22,365
IFB Ser. 07-W6, Class 5A2, IO,
4.808s, 2037	337,418	34,906
IFB Ser. 07-W4, Class 4A2, IO,
4.798s, 2037	1,751,884	171,772
IFB Ser. 07-W2, Class 3A2, IO,
4.798s, 2037	495,111	48,729
IFB Ser. 06-115, Class BI, IO,
4.778s, 2036	417,887	31,980
IFB Ser. 05-113, Class AI, IO,
4.748s, 2036	78,340	8,584
IFB Ser. 05-113, Class DI, IO,
4.748s, 2036	2,666,689	252,752
IFB Ser. 05-52, Class DC, IO,
4.718s, 2035	210,586	27,083
IFB Ser. 07-60, Class AX, IO,
4.668s, 2037	657,701	69,268
IFB Ser. 06-60, Class SI, IO,
4.668s, 2036	465,847	51,398
IFB Ser. 06-60, Class UI, IO,
4.668s, 2036	188,113	20,986
IFB Ser. 04-24, Class CS, IO,
4.668s, 2034	503,092	54,337
IFB Ser. 07-W7, Class 3A2, IO,
4.648s, 2037	579,882	54,135
IFB Ser. 03-122, Class SA, IO,
4.618s, 2028	636,132	45,266
IFB Ser. 03-122, Class SJ, IO,
4.618s, 2028	663,714	47,977
IFB Ser. 06-60, Class DI, IO,
4.588s, 2035	221,422	19,098
IFB Ser. 04-60, Class SW, IO,
4.568s, 2034	927,787	99,668
IFB Ser. 05-65, Class KI, IO,
4.518s, 2035	1,659,818	147,137
IFB Ser. 08-01, Class GI, IO,
4.478s, 2037	1,865,022	189,526
IFB Ser. 07-32, Class JS, IO,
4.308s, 2037	100,136	9,566
IFB Ser. 07-23, Class SI, IO,
4.288s, 2037	384,884	33,088
IFB Ser. 07-54, Class CI, IO,
4.278s, 2037	269,028	26,374
IFB Ser. 07-39, Class PI, IO,
4.278s, 2037	293,582	25,723
IFB Ser. 07-30, Class WI, IO,
4.278s, 2037	2,517,748	207,138

COLLATERALIZED MORTGAGE OBLIGATIONS (27.1%)* continued

	Principal amount	Value
Fannie Mae
IFB Ser. 07-28, Class SE, IO,
4.268s, 2037	$325,627	$30,406
IFB Ser. 06-128, Class SH, IO,
4.268s, 2037	358,746	29,500
IFB Ser. 06-56, Class SM, IO,
4.268s, 2036	901,769	75,042
IFB Ser. 05-73, Class SI, IO,
4.268s, 2035	209,991	16,694
IFB Ser. 05-12, Class SC, IO,
4.268s, 2035	292,312	22,814
IFB Ser. 05-17, Class ES, IO,
4.268s, 2035	408,566	35,880
IFB Ser. 05-17, Class SY, IO,
4.268s, 2035	189,976	15,777
IFB Ser. 07-W5, Class 2A2, IO,
4.258s, 2037	177,041	14,008
IFB Ser. 07-30, Class IE, IO,
4.258s, 2037	882,945	95,356
IFB Ser. 06-123, Class CI, IO,
4.258s, 2037	720,488	68,376
IFB Ser. 06-123, Class UI, IO,
4.258s, 2037	319,856	29,869
IFB Ser. 05-82, Class SY, IO,
4.248s, 2035	818,366	66,698
IFB Ser. 05-45, Class EW, IO,
4.238s, 2035	740,105	58,243
IFB Ser. 05-45, Class SR, IO,
4.238s, 2035	1,104,900	89,999
IFB Ser. 07-15, Class BI, IO,
4.218s, 2037	521,223	47,925
IFB Ser. 06-16, Class SM, IO,
4.218s, 2036	250,787	23,072
IFB Ser. 05-95, Class CI, IO,
4.218s, 2035	484,945	46,356
IFB Ser. 05-84, Class SG, IO,
4.218s, 2035	794,445	76,482
IFB Ser. 05-57, Class NI, IO,
4.218s, 2035	164,117	14,635
IFB Ser. 05-54, Class SA, IO,
4.218s, 2035	783,398	64,200
IFB Ser. 05-23, Class SG, IO,
4.218s, 2035	612,448	56,901
IFB Ser. 05-17, Class SA, IO,
4.218s, 2035	533,241	50,551
IFB Ser. 05-17, Class SE, IO,
4.218s, 2035	579,938	53,690
IFB Ser. 05-57, Class DI, IO,
4.218s, 2035	1,243,922	103,075
IFB Ser. 05-83, Class QI, IO,
4.208s, 2035	130,738	13,463
IFB Ser. 06-128, Class GS, IO,
4.198s, 2037	302,095	28,656
Ser. 06-116, Class ES, IO, 4.168s,
2036	178,362	14,465

16

Putnam VT The George Putnam Fund of Boston

COLLATERALIZED MORTGAGE OBLIGATIONS (27.1%)* continued

	Principal amount	Value

Fannie Mae
IFB Ser. 06-114, Class IS, IO,
4.168s, 2036	$371,995	$32,045
IFB Ser. 06-116, Class LS, IO,
4.168s, 2036	84,692	7,524
IFB Ser. 06-115, Class GI, IO,
4.158s, 2036	345,004	33,125
IFB Ser. 06-115, Class IE, IO,
4.158s, 2036	282,564	25,432
IFB Ser. 06-117, Class SA, IO,
4.158s, 2036	419,278	36,175
IFB Ser. 06-121, Class SD, IO,
4.158s, 2036	701,604	61,086
IFB Ser. 06-109, Class SG, IO,
4.148s, 2036	499,277	43,910
IFB Ser. 06-104, Class SY, IO,
4.138s, 2036	191,605	15,610
IFB Ser. 06-109, Class SH, IO,
4.138s, 2036	369,703	36,089
IFB Ser. 06-111, Class SA, IO,
4.138s, 2036	87,507	8,204
Ser. 06-104, Class SG, IO,
4.118s, 2036	350,767	27,335
IFB Ser. 07-W6, Class 4A2, IO,
4.118s, 2037	1,379,180	119,123
IFB Ser. 06-128, Class SC, IO,
4.118s, 2037	1,186,156	103,290
IFB Ser. 06-43, Class SI, IO,
4.118s, 2036	365,065	30,672
IFB Ser. 06-44, Class IS, IO,
4.118s, 2036	608,652	48,003
IFB Ser. 06-8, Class JH, IO,
4.118s, 2036	1,292,660	123,223
IFB Ser. 05-122, Class SG, IO,
4.118s, 2035	253,109	22,792
IFB Ser. 05-95, Class OI, IO,
4.108s, 2035	83,011	7,915
IFB Ser. 06-92, Class JI, IO,
4.098s, 2036	236,633	20,791
IFB Ser. 06-92, Class LI, IO,
4.098s, 2036	412,343	36,265
IFB Ser. 06-96, Class ES, IO,
4.098s, 2036	457,058	39,507
IFB Ser. 06-99, Class AS, IO,
4.098s, 2036	253,324	22,608
IFB Ser. 06-85, Class TS, IO,
4.078s, 2036	671,131	54,113
IFB Ser. 06-61, Class SE, IO,
4.068s, 2036	704,543	52,176
IFB Ser. 07-75, Class PI, IO,
4.058s, 2037	455,045	37,096
IFB Ser. 07-76, Class SA, IO,
4.058s, 2037	498,935	37,996
IFB Ser. 07-W7, Class 2A2, IO,
4.048s, 2037	1,142,427	95,218

COLLATERALIZED MORTGAGE OBLIGATIONS (27.1%)* continued

	Principal amount	Value

Fannie Mae
IFB Ser. 07-88, Class MI, IO,
4.038s, 2037	$85,265	$6,238
Ser. 06-94, Class NI, IO,
4.018s, 2036	172,331	13,136
IFB Ser. 07-116, Class IA, IO,
4.018s, 2037	1,815,001	147,590
IFB Ser. 07-103, Class AI, IO,
4.018s, 2037	2,001,134	169,119
IFB Ser. 07-1, Class NI, IO,
4.018s, 2037	1,052,773	81,901
IFB Ser. 07-15, Class NI, IO,
4.018s, 2022	474,332	36,631
IFB Ser. 08-3, Class SC, IO,
3.968s, 2038	97,658	7,702
IFB Ser. 07-109, Class XI, IO,
3.968s, 2037	293,235	24,363
IFB Ser. 07-109, Class YI, IO,
3.968s, 2037	451,376	34,162
IFB Ser. 07-W8, Class 2A2, IO,
3.968s, 2037	753,612	60,514
IFB Ser. 07-88, Class JI, IO,
3.968s, 2037	613,689	51,440
IFB Ser. 07-54, Class KI, IO,
3.958s, 2037	230,078	16,955
IFB Ser. 07-30, Class JS, IO,
3.958s, 2037	741,935	62,120
IFB Ser. 07-30, Class LI, IO,
3.958s, 2037	1,141,128	98,295
IFB Ser. 07-W2, Class 1A2, IO,
3.948s, 2037	312,979	25,945
IFB Ser. 07-106, Class SN, IO,
3.928s, 2037	457,562	34,322
IFB Ser. 07-54, Class IA, IO,
3.928s, 2037	399,583	33,972
IFB Ser. 07-54, Class IB, IO,
3.928s, 2037	399,583	33,972
IFB Ser. 07-54, Class IC, IO,
3.928s, 2037	399,583	33,972
IFB Ser. 07-54, Class ID, IO,
3.928s, 2037	399,583	33,972
IFB Ser. 07-54, Class IE, IO,
3.928s, 2037	399,583	33,972
IFB Ser. 07-54, Class IF, IO,
3.928s, 2037	594,023	50,189
IFB Ser. 07-54, Class NI, IO,
3.928s, 2037	321,331	26,125
IFB Ser. 07-54, Class UI, IO,
3.928s, 2037	460,464	40,967
IFB Ser. 07-109, Class AI, IO,
3.918s, 2037	1,538,722	123,209
IFB Ser. 07-91, Class AS, IO,
3.918s, 2037	296,997	22,572
IFB Ser. 07-91, Class HS, IO,
3.918s, 2037	319,712	23,379

17

Putnam VT The George Putnam Fund of Boston

COLLATERALIZED MORTGAGE OBLIGATIONS (27.1%)* continued

	Principal amount	Value

Fannie Mae
IFB Ser. 07-15, Class CI, IO,
3.898s, 2037	$1,341,941	$112,674
IFB Ser. 06-123, Class BI, IO,
3.898s, 2037	1,755,672	144,047
IFB Ser. 06-115, Class JI, IO,
3.898s, 2036	976,288	82,016
IFB Ser. 07-109, Class PI, IO,
3.868s, 2037	440,868	33,725
IFB Ser. 06-123, Class LI, IO,
3.838s, 2037	645,955	51,783
IFB Ser. 08-1, Class NI, IO,
3.768s, 2037	859,989	58,647
IFB Ser. 07-116, Class BI, IO,
3.768s, 2037	1,685,967	116,232
IFB Ser. 08-01, Class AI, IO,
3.768s, 2037	2,259,653	172,453
IFB Ser. 08-10, Class GI, IO,
3.748s, 2038	605,119	43,000
IFB Ser. 08-13, Class SA, IO,
3.738s, 2038	95,059	6,806
IFB Ser. 08-1, Class HI, IO,
3.718s, 2037	1,056,425	78,094
IFB Ser. 07-39, Class AI, IO,
3.638s, 2037	702,616	50,589
IFB Ser. 07-32, Class SD, IO,
3.628s, 2037	470,202	32,786
IFB Ser. 07-30, Class UI, IO,
3.618s, 2037	390,378	29,467
IFB Ser. 07-32, Class SC, IO,
3.618s, 2037	624,323	45,639
IFB Ser. 07-1, Class CI, IO,
3.618s, 2037	451,664	33,428
IFB Ser. 05-74, Class SE, IO,
3.618s, 2035	1,581,762	96,141
IFB Ser. 05-82, Class SI, IO,
3.618s, 2035	1,558,596	97,363
IFB Ser. 05-14, Class SE, IO,
3.568s, 2035	161,579	10,074
IFB Ser. 05-58, Class IK, IO,
3.518s, 2035	573,971	49,033
IFB Ser. 08-1, Class BI, IO,
3.428s, 2038	651,313	36,563
IFB Ser. 07-75, Class ID, IO,
3.388s, 2037	338,020	22,911
Ser. 03-W12, Class 2, IO,
2.218s, 2043	900,274	56,847
Ser. 03-W10, Class 3, IO,
1.935s, 2043	558,147	31,143
Ser. 03-W10, Class 1, IO,
1.923s, 2043	3,047,136	166,983
Ser. 03-W8, Class 12, IO,
1.636s, 2042	2,158,344	112,204
FRB Ser. 03-W17, Class 12, IO,
1.15s, 2033	838,582	30,396

COLLATERALIZED MORTGAGE OBLIGATIONS (27.1%)* continued

Principal amount		Value

Fannie Mae
Ser. 03-T2, Class 2, IO, 0.812s, 2042	$3,109,265	$83,977
Ser. 03-W3, Class 2IO1, IO,
0.683s, 2042	302,475	6,320
Ser. 03-W6, Class 51, IO, 0.676s, 2042	931,458	18,400
Ser. 06-W3, Class 1AS,
IO, 0.662s, 2046	1,532,568	92,125
Ser. 01-T12, Class IO, 0.565s, 2041	1,494,897	24,163
Ser. 03-W2, Class 1, IO, 0.468s, 2042	1,616,950	22,387
Ser. 03-W3, Class 1, IO, 0.439s, 2042	3,269,052	34,378
Ser. 02-T1, Class IO, IO, 0.422s, 2031	1,358,441	16,320
Ser. 03-W6, Class 3, IO, 0.366s, 2042	1,296,931	14,149
Ser. 03-W6, Class 23, IO, 0.352s, 2042	1,362,089	16,211
Ser. 03-W4, Class 3A,
IO, 0.351s, 2042	1,271,036	14,493
Ser. 08-33, Principal Only (PO),
zero %, 2038	97,887	68,376
Ser. 08-9, PO, zero %, 2038	94,694	70,164
Ser. 07-64, Class LO, PO, zero %, 2037	190,549	147,331
Ser. 06-117, Class OA, PO,
zero %, 2036	80,942	58,171
Ser. 06-81, Class OP, PO, zero %, 2036	78,888	57,779
Ser. 04-38, Class AO, PO, zero %, 2034	538,790	387,321
Ser. 04-61, Class CO, PO, zero %, 2031	388,289	323,866
Ser. 07-31, Class TS, IO, zero %, 2009	1,103,021	10,606
Ser. 07-15, Class IM, IO, zero %, 2009	445,775	3,934
Ser. 07-16, Class TS, IO,
zero %, 2009 (F)	1,818,419	13,221
FRB Ser. 06-115, Class SN,
zero %, 2036	168,782	167,137
FRB Ser. 05-65, Class ER, zero %, 2035	335,067	304,292
FRB Ser. 05-57, Class UL, zero %, 2035	300,251	280,283
FRB Ser. 05-36, Class QA, zero %, 2035	63,660	55,766
FRB Ser. 05-65, Class CU, zero %, 2034	51,734	58,296
FRB Ser. 05-81, Class DF, zero %, 2033	33,930	34,266
IFB Ser. 06-75, Class FY, zero %, 2036	70,388	70,900
Federal Home Loan Mortgage Corp.
Structured Pass-Through Securities
Ser. T-42, Class A6, 9 1/2s, 2042	24,319	26,143
Ser. T-58, Class 4A, 7 1/2s, 2043	126,671	135,262
Ser. T-51, Class 2A, 7 1/2s, 2042	162,406	172,675
Ser. T-42, Class A5, 7 1/2s, 2042	70,191	74,949
Ser. T-60, Class 1A2, 7s, 2044	462,940	488,993
Ser. T-41, Class 2A, 7s, 2032	21,036	22,086
IFB Ser. T-56, Class 2ASI, IO,
5.618s, 2043	209,544	23,637
Ser. T-56, Class A, IO, 0.524s, 2043	1,299,127	20,771
Ser. T-56, Class 3, IO, 0.367s, 2043	924,587	11,857
Ser. T-56, Class 1, IO, 0.282s, 2043	1,192,009	10,026
Ser. T-56, Class 2, IO, 0.031s, 2043	1,088,343	3,218

18

Putnam VT The George Putnam Fund of Boston

COLLATERALIZED MORTGAGE OBLIGATIONS (27.1%)* continued

Principal amount		Value

FFCA Secured Lending Corp. 144A
Ser. 00-1, Class A2, 7.77s, 2027	$286,749	$286,065
First Horizon Alternative Mortgage
Securities FRB Ser. 05-AA10,
Class 2A1, 5.749s, 2035 (F)	188,100	152,461
First Union National Bank-Bank of
America Commercial Mortgage 144A
Ser. 01-C1, Class 3, IO, 1.945s, 2033	3,687,697	122,968
First Union-Lehman Brothers Commercial
Mortgage Trust II
Ser. 97-C2, Class F, 7 1/2s, 2029	346,000	364,173
Ser. 97-C2, Class G, 7 1/2s, 2029	116,000	106,138
First Union-Lehman Brothers-Bank of
America 144A Ser. 98-C2, Class G,
7s, 2035 (F)	443,000	426,144
Freddie Mac
IFB Ser. 3360, Class SB, 28.87s, 2037	92,898	122,407
IFB Ser. 3339, Class WS, 28.061s, 2037	177,758	236,351
IFB Ser. 3339, Class JS, 26.772s, 2037	154,858	193,126
IFB Ser. 3202, Class PS, 24.412s, 2036	84,051	104,391
IFB Ser. 3349, Class SA, 24.173s, 2037	617,292	752,818
IFB Ser. 3331, Class SE, 24.173s, 2037	150,754	179,520
IFB Ser. 3153, Class SX, 20.894s, 2036	81,211	96,605
IFB Ser. 3182, Class PS, 18.715s, 2032	246,798	294,050
IFB Ser. 3081, Class DC, 18.039s, 2035	176,871	197,976
IFB Ser. 3114, Class GK, 16.515s, 2036	121,483	134,012
IFB Ser. 3360, Class SC, 16.483s, 2037	257,773	268,998
IFB Ser. 3408, Class EK, 15.849s, 2037	520,095	546,531
IFB Ser. 2976, Class KL, 15.322s, 2035	324,476	353,367
IFB Ser. 2990, Class DP, 15.212s, 2034	274,007	295,936
IFB Ser. 2979, Class AS, 15.212s, 2034	78,941	83,586
IFB Ser. 3149, Class SU, 12.867s, 2036	130,819	133,299
IFB Ser. 3065, Class DC, 12.446s, 2035	288,259	291,966
IFB Ser. 2990, Class WP, 10.652s, 2035	192,131	196,394
IFB Ser. 2990, Class LB, 10.629s, 2034	342,174	336,623
IFB Ser. 2927, Class SI, IO, 6.029s, 2035	451,933	61,610
IFB Ser. 2828, Class GI, IO, 5.029s, 2034	524,575	59,507
IFB Ser. 3184, Class SP, IO, 4.879s, 2033	424,115	39,683
IFB Ser. 2869, Class SH, IO, 4.829s, 2034	245,804	19,135
IFB Ser. 2869, Class JS, IO, 4.779s, 2034	1,164,029	92,614
IFB Ser. 239, IO, 4.729s, 2036	76,216	6,621
IFB Ser. 2882, Class LS, IO, 4.729s, 2034	123,262	13,098
IFB Ser. 3203, Class SH, IO, 4.669s, 2036	239,262	26,983
IFB Ser. 2815, Class PT, IO, 4.579s, 2032	530,072	46,852
IFB Ser. 2828, Class TI, IO, 4.579s, 2030	248,112	22,040
IFB Ser. 3397, Class GS, IO, 4.529s, 2037	280,861	22,865
IFB Ser. 3297, Class BI, IO, 4.289s, 2037	1,178,176	113,742
IFB Ser. 3287, Class SD, IO, 4.279s, 2037	458,019	40,192
IFB Ser. 3281, Class BI, IO, 4.279s, 2037	226,125	21,087
IFB Ser. 3281, Class CI, IO, 4.279s, 2037	120,806	9,932
IFB Ser. 3249, Class SI, IO, 4.279s, 2036	183,351	17,880
IFB Ser. 3028, Class ES, IO, 4.279s, 2035	1,313,922	122,960

COLLATERALIZED MORTGAGE OBLIGATIONS (27.1%)* continued

Principal amount		Value

Freddie Mac
IFB Ser. 2922, Class SE, IO,
4.279s, 2035	$626,585	$50,489
IFB Ser. 3045, Class DI, IO,
4.259s, 2035	3,343,110	264,241
IFB Ser. 3236, Class ES, IO,
4.229s, 2036	407,642	33,370
IFB Ser. 3136, Class NS, IO,
4.229s, 2036	828,531	68,529
IFB Ser. 3118, Class SD, IO,
4.229s, 2036	1,015,502	69,260
IFB Ser. 3107, Class DC, IO,
4.229s, 2035	1,394,267	134,052
IFB Ser. 2927, Class ES, IO,
4.229s, 2035	354,325	30,829
IFB Ser. 2950, Class SM, IO,
4.229s, 2016	692,093	56,105
IFB Ser. 3256, Class S, IO, 4.219s, 2036	460,762	43,964
IFB Ser. 3031, Class BI, IO, 4.219s, 2035	260,424	27,150
IFB Ser. 3370, Class TS, IO, 4.199s, 2037	97,137	7,433
IFB Ser. 3244, Class SB, IO, 4.189s, 2036	327,166	29,561
IFB Ser. 3244, Class SG, IO, 4.189s, 2036	381,034	35,408
IFB Ser. 3236, Class IS, IO, 4.179s, 2036	594,188	52,172
IFB Ser. 2962, Class BS, IO, 4.179s, 2035	1,491,383	117,035
IFB Ser. 3114, Class TS, IO, 4.179s, 2030	1,652,863	120,486
IFB Ser. 3128, Class JI, IO, 4.159s, 2036	925,002	86,364
IFB Ser. 2990, Class LI, IO, 4.159s, 2034	509,630	48,593
IFB Ser. 3240, Class S, IO, 4.149s, 2036	1,136,247	102,004
IFB Ser. 3153, Class JI, IO, 4.149s, 2036	527,701	41,556
IFB Ser. 3065, Class DI, IO, 4.149s, 2035	199,156	20,364
IFB Ser. 3145, Class GI, IO, 4.129s, 2036	758,913	74,234
IFB Ser. 3114, Class GI, IO, 4.129s, 2036	290,881	30,742
IFB Ser. 3339, Class JI, IO, 4.119s, 2037	1,131,059	84,247
IFB Ser. 3218, Class AS, IO, 4.109s, 2036	388,634	32,907
IFB Ser. 3221, Class SI, IO, 4.109s, 2036	480,280	40,975
IFB Ser. 3153, Class UI, IO, 4.099s, 2036	1,350,582	139,416
IFB Ser. 3202, Class PI, IO, 4.069s, 2036	1,321,126	114,409
IFB Ser. 3355, Class MI, IO, 4.029s, 2037	318,677	25,577
IFB Ser. 3201, Class SG, IO, 4.029s, 2036	607,171	52,342
IFB Ser. 3203, Class SE, IO, 4.029s, 2036	547,254	46,268
IFB Ser. 3171, Class PS, IO, 4.014s, 2036	499,762	41,297
IFB Ser. 3152, Class SY, IO, 4.009s, 2036	604,093	56,052
IFB Ser. 3284, Class BI, IO, 3.979s, 2037	374,496	30,486
IFB Ser. 3260, Class SA, IO, 3.979s, 2037	373,207	26,700
IFB Ser. 3199, Class S, IO, 3.979s, 2036	299,232	25,461
IFB Ser. 3284, Class LI, IO, 3.969s, 2037	1,431,049	120,425
IFB Ser. 3281, Class AI, IO, 3.959s, 2037	1,368,050	116,715
IFB Ser. 3311, Class EI, IO, 3.939s, 2037	362,438	28,774
IFB Ser. 3311, Class IA, IO, 3.939s, 2037	565,848	49,338
IFB Ser. 3311, Class IB, IO, 3.939s, 2037	565,848	49,338
IFB Ser. 3311, Class IC, IO, 3.939s, 2037	565,848	49,338
IFB Ser. 3311, Class ID, IO, 3.939s, 2037	565,848	49,338

19

Putnam VT The George Putnam Fund of Boston

COLLATERALIZED MORTGAGE OBLIGATIONS (27.1%)* continued

Principal amount		Value

Freddie Mac
IFB Ser. 3311, Class IE, IO, 3.939s, 2037	$799,961	$69,751
IFB Ser. 3375, Class MS, IO, 3.929s, 2037	92,062	7,098
IFB Ser. 3240, Class GS, IO, 3.909s, 2036	676,405	55,996
IFB Ser. 3339, Class TI, IO, 3.669s, 2037	524,110	40,158
IFB Ser. 3284, Class CI, IO, 3.649s, 2037	1,047,050	78,601
IFB Ser. 3016, Class SQ, IO, 3.639s, 2035	535,932	31,368
IFB Ser. 3235, Class SA, IO, 3.479s, 2036	84,412	5,490
Ser. 246, PO, zero %, 2037	174,659	132,254
Ser. 3292, Class DO, PO, zero %, 2037	87,680	63,123
Ser. 3300, PO, zero %, 2037	175,452	134,426
Ser. 3255, Class CO, PO, zero %, 2036	83,164	60,749
Ser. 239, PO, zero %, 2036	993,091	740,427
Ser. 2587, Class CO, PO, zero %, 2032	145,766	115,191
FRB Ser. 3349, Class DO, zero %, 2037	129,637	123,385
FRB Ser. 3327, Class YF, zero %, 2037	213,376	211,816
FRB Ser. 3326, Class YF, zero %, 2037	112,714	114,697
FRB Ser. 3241, Class FH, zero %, 2036	131,824	120,857
FRB Ser. 3231, Class XB, zero %, 2036	102,574	102,186
FRB Ser. 3147, Class SF, zero %, 2036	211,869	198,908
FRB Ser. 3326, Class WF, zero %, 2035	135,491	121,093
FRB Ser. 3003, Class XF, zero %, 2035	279,182	254,144
GE Capital Commercial
Mortgage Corp. 144A
Ser. 05-C2, Class XC, IO, 0.096s, 2043	6,479,134	42,415
Ser. 05-C3, Class XC, IO, 0.081s, 2045	30,817,967	130,753
Ser. 07-C1, Class XC, IO, 0.075s, 2019	24,545,161	139,089
GMAC Commercial
Mortgage Securities, Inc.
Ser. 99-C3, Class F, 8.137s, 2036	131,000	134,011
Ser. 97-C1, Class X, IO, 1.356s, 2029	156,369	8,973
Ser. 05-C1, Class X1, IO, 0.187s, 2043	11,496,040	130,085
GMAC Commercial Mortgage
Securities, Inc. 144A
Ser. 99-C3, Class G, 6.974s, 2036	201,000	196,748
Ser. 06-C1, Class XC, IO, 0.08s, 2045	17,777,182	99,334
Government National Mortgage Association
IFB Ser. 07-26, Class WS,
44.617s, 2037	365,291	573,221
IFB Ser. 07-38, Class AS,
31.91s, 2037	333,415	444,805
IFB Ser. 07-44, Class SP,
23.468s, 2036	187,487	230,064
IFB Ser. 07-35, Class DK,
19.882s, 2035	102,000	118,117
IFB Ser. 05-66, Class SP,
12.596s, 2035	171,058	170,972
IFB Ser. 05-7, Class JM, 11.261s, 2034	320,217	330,568
IFB Ser. 08-29, Class SA, IO,
5.298s, 2038	217,673	20,696

COLLATERALIZED MORTGAGE OBLIGATIONS (27.1%)* continued

	Principal amount	Value

Government National Mortgage Association
IFB Ser. 06-62, Class SI, IO,
4.898s, 2036	$428,652	$36,568
IFB Ser. 07-1, Class SL, IO,
4.878s, 2037	197,105	17,431
IFB Ser. 07-1, Class SM, IO,
4.868s, 2037	197,105	17,377
IFB Ser. 04-59, Class SC, IO,
4.729s, 2034	240,671	24,267
IFB Ser. 07-49, Class NY, IO,
4.618s, 2035	1,573,413	137,909
IFB Ser. 07-26, Class SG, IO,
4.368s, 2037	629,943	53,493
IFB Ser. 07-9, Class BI, IO,
4.338s, 2037	1,290,815	98,209
IFB Ser. 07-26, Class SD, IO,
4.329s, 2037	641,072	49,622
IFB Ser. 07-31, Class CI, IO,
4.328s, 2037	306,333	22,150
IFB Ser. 07-25, Class SA, IO,
4.318s, 2037	451,176	32,537
IFB Ser. 07-25, Class SB, IO,
4.318s, 2037	880,509	66,458
IFB Ser. 07-22, Class S, IO,
4.318s, 2037	348,088	32,507
IFB Ser. 07-11, Class SA, IO,
4.318s, 2037	317,146	25,923
IFB Ser. 07-14, Class SB, IO,
4.318s, 2037	299,404	24,518
IFB Ser. 05-84, Class AS, IO,
4.318s, 2035	63,337	5,252
IFB Ser. 07-51, Class SJ, IO,
4.268s, 2037	379,923	33,784
IFB Ser. 07-58, Class PS, IO,
4.218s, 2037	204,969	16,331
IFB Ser. 07-59, Class PS, IO,
4.188s, 2037	294,750	22,797
IFB Ser. 07-59, Class SP, IO,
4.188s, 2037	439,693	34,762
IFB Ser. 07-48, Class SB, IO,
4.179s, 2037	494,415	32,894
IFB Ser. 07-68, Class PI, IO,
4.168s, 2037	391,427	31,084
IFB Ser. 06-38, Class SG, IO,
4.168s, 2033	1,319,444	90,403
IFB Ser. 07-53, Class SG, IO,
4.118s, 2037	230,746	15,379
IFB Ser. 07-17, Class AI, IO,
4.079s, 2037	1,329,912	105,471
IFB Ser. 08-3, Class SA, IO,
4.068s, 2038	768,786	47,681
IFB Ser. 07-79, Class SY, IO,
4.068s, 2037	1,230,459	75,530
IFB Ser. 07-64, Class AI, IO,
4.068s, 2037	1,305,710	88,139

20

Putnam VT The George Putnam Fund of Boston

COLLATERALIZED MORTGAGE OBLIGATIONS (27.1%)* continued

	Principal amount	Value

Government National Mortgage Association
IFB Ser. 07-53, Class ES, IO,
4.068s, 2037	$339,386	$18,981
IFB Ser. 08-2, Class SV, IO,
4.049s, 2038	239,524	17,346
IFB Ser. 08-4, Class SA, IO,
4.034s, 2038	1,508,344	92,378
IFB Ser. 07-9, Class AI, IO,
4.029s, 2037	539,855	40,162
IFB Ser. 07-9, Class DI, IO,
4.028s, 2037	655,538	44,793
IFB Ser. 07-57, Class QA,
IO, 4.018s, 2037	782,606	47,023
IFB Ser. 07-58, Class SA, IO,
4.018s, 2037	333,948	20,871
IFB Ser. 07-58, Class SC, IO,
4.018s, 2037	618,168	32,954
IFB Ser. 07-61, Class SA, IO,
4.018s, 2037	416,552	27,327
IFB Ser. 07-53, Class SC, IO,
4.018s, 2037	375,227	21,237
IFB Ser. 07-53, Class SE, IO,
4.018s, 2037	1,299,978	83,500
IFB Ser. 07-27, Class S, IO,
4.018s, 2037	250,891	18,064
IFB Ser. 07-28, Class SG, IO,
4.018s, 2037	87,389	7,014
IFB Ser. 06-26, Class S, IO,
4.018s, 2036	121,328	9,580
IFB Ser. 06-28, Class GI, IO,
4.018s, 2035	535,474	38,046
IFB Ser. 07-58, Class SD, IO,
4.008s, 2037	583,645	30,680
IFB Ser. 07-59, Class SD, IO,
3.988s, 2037	735,733	44,862
IFB Ser. 07-36, IO, 3.988s, 2037	111,140	7,975
IFB Ser. 07-36, Class SG, IO,
3.988s, 2037	404,867	28,847
IFB Ser. 08-40, Class SA, IO,
3.929s, 2038	113,130	8,139
IFB Ser. 05-65, Class SI, IO,
3.868s, 2035	572,741	43,379
IFB Ser. 07-17, Class IC, IO,
3.779s, 2037	719,861	48,631
IFB Ser. 07-17, Class IB, IO,
3.768s, 2037	312,741	20,627
IFB Ser. 06-14, Class S, IO,
3.768s, 2036	468,632	32,132
IFB Ser. 06-11, Class ST, IO,
3.758s, 2036	292,362	19,670
IFB Ser. 07-25, Class KS, IO,
3.729s, 2037	92,646	7,080
IFB Ser. 07-21, Class S, IO,
3.729s, 2037	735,488	44,975

COLLATERALIZED MORTGAGE OBLIGATIONS (27.1%)* continued

Principal amount		Value

Government National Mortgage Association
IFB Ser. 07-27, Class SD, IO,
3.718s, 2037	$320,075	$18,509
IFB Ser. 07-19, Class SJ, IO,
3.718s, 2037	550,155	32,062
IFB Ser. 07-23, Class ST, IO,
3.718s, 2037	646,050	36,204
IFB Ser. 07-8, Class SA, IO,
3.718s, 2037	472,443	30,567
IFB Ser. 07-9, Class CI, IO,
3.718s, 2037	855,038	50,585
IFB Ser. 07-7, Class EI, IO,
3.718s, 2037	564,113	32,834
IFB Ser. 07-7, Class JI, IO,
3.718s, 2037	845,631	55,855
IFB Ser. 07-1, Class S, IO,
3.718s, 2037	714,842	41,795
IFB Ser. 07-3, Class SA, IO,
3.718s, 2037	682,856	39,794
IFB Ser. 07-31, Class AI, IO,
3.709s, 2037	363,824	33,443
IFB Ser. 07-43, Class SC, IO,
3.629s, 2037	430,836	25,265
IFB Ser. 05-3, Class SN, IO,
3.618s, 2035	50,829	3,215
IFB Ser. 04-41, Class SG, IO,
3.518s, 2034	51,856	2,110
FRB Ser. 07-49, Class UF, zero %, 2037	60,155	57,682
FRB Ser. 07-33, Class TB, zero %, 2037	152,351	135,843
FRB Ser. 07-35, Class UF, zero %, 2037	94,804	96,403
FRB Ser. 07-6, Class TD, zero %, 2037	146,816	131,378
Government National Mortgage
Association 144A IFB Ser. 06-GG8,
Class X, IO, 0.855s, 2039 (F)	3,389,824	106,567
Greenpoint Mortgage Funding Trust
Ser. 05-AR1, Class X1, IO, 4.041s, 2045	751,666	20,671
Greenwich Capital Commercial
Funding Corp. Ser. 05-GG5, Class XC,
IO, 0.083s, 2037 (F)	24,787,159	86,860
Greenwich Capital Commercial
Funding Corp. 144A
Ser. 07-GG9, Class X, IO,
0.511s, 2039	4,298,880	77,917
Ser. 05-GG3, Class XC, IO,
0.175s, 2042	20,486,253	278,485
GS Mortgage Securities Corp. II
FRB Ser. 07-GG10, Class A3,
5.799s, 2045	300,000	291,129
Ser. 06-GG6, Class A2, 5.506s,
2038 (F)	380,000	379,241
GS Mortgage Securities Corp. II 144A
Ser. 98-C1, Class F, 6s, 2030 (F)	173,000	171,860
Ser. 04-C1, Class X1, IO, 0.683s,
2028 (F)	4,602,706	36,371

21

Putnam VT The George Putnam Fund of Boston

COLLATERALIZED MORTGAGE OBLIGATIONS (27.1%)* continued

Principal amount		Value

GS Mortgage Securities Corp. II 144A
Ser. 03-C1, Class X1, IO,
0.253s, 2040	$1,802,453	$35,614
Ser. 05-GG4, Class XC, IO,
0.219s, 2039 (F)	14,204,309	221,913
Ser. 06-GG6, Class XC, IO,
0.061s, 2038 (F)	14,754,689	39,869
GSMPS Mortgage Loan Trust
Ser. 05-RP3, Class 1A4, 8 1/2s, 2035 (F)	38,367	38,116
Ser. 05-RP3, Class 1A3, 8s, 2035 (F)	123,349	120,042
Ser. 05-RP3, Class 1A2, 7 1/2s, 2035 (F)	99,073	100,173
GSMPS Mortgage Loan Trust 144A
Ser. 05-RP2, Class 1A3, 8s, 2035 (F)	118,583	115,415
Ser. 05-RP2, Class 1A2, 7 1/2s, 2035 (F)	131,224	132,683
IFB Ser. 04-4, Class 1AS, IO, 3.706s, 2034	6,225,403	387,922
GSR Mortgage Loan Trust Ser. 05-AR2,
Class 2A1, 4.835s, 2035 (F)	240,498	232,309
HASCO NIM Trust 144A Ser. 05-OP1A,
Class A, 6 1/4s, 2035 (Cayman Islands)	49,480	4,948
HSI Asset Loan Obligation FRB Ser. 07-AR1,
Class 2A1, 6.135s, 2037	1,000,950	825,784
IMPAC Secured Assets Corp. FRB Ser. 07-2,
Class 1A1A, 2.593s, 2037 (F)	625,533	539,354
IndyMac Indx Mortgage Loan Trust
FRB Ser. 07-AR15, Class 1A1,
6.248s, 2037	35,065	27,702
FRB Ser. 07-AR9, Class 2A1,
6.077s, 2037	34,820	27,508
FRB Ser. 07-AR11, Class 1A1,
5.65s, 2037 (F)	441,563	296,085
FRB Ser. 05-AR31, Class 3A1,
5.643s, 2036 (F)	1,207,975	906,175
FRB Ser. 05-AR5, Class 4A1,
5.456s, 2035	29,477	25,067
JPMorgan Alternative Loan Trust
FRB Ser. 06-A3, Class 2A1,
6.069s, 2036	13,851	10,667
FRB Ser. 06-A1, Class 5A1,
5.894s, 2036	24,515	19,612
JPMorgan Chase Commercial Mortgage
Securities Corp.
Ser. 97-C5, Class F, 7.561s, 2029 (F)	123,000	125,225
FRB Ser. 07-LD12, Class AM,
6.261s, 2051	724,000	670,829
FRB Ser. 07-LD12, Class A3,
6.189s, 2051	3,461,000	3,356,616
FRB Ser. 07-LD11, Class A3,
6.007s, 2049 (F)	375,000	361,702
Ser. 07-CB20, Class A3, 5.863s, 2051	751,000	721,666
Ser. 06-CB15, Class A4, 5.814s, 2043	575,000	558,373
Ser. 07-CB20, Class A4, 5.794s, 2051	491,000	469,440
Ser. 06-CB14, Class A4, 5.481s, 2044	636,000	612,748
Ser. 05-LDP2, Class AM, 4.78s, 2042	250,000	228,547

COLLATERALIZED MORTGAGE OBLIGATIONS (27.1%)* continued

	Principal amount	Value

JPMorgan Chase Commercial Mortgage
Securities Corp.
Ser. 06-LDP8, Class X, IO,
0.762s, 2045	$4,497,373	$138,969
Ser. 06-CB17, Class X, IO,
0.701s, 2043	5,048,657	156,205
Ser. 06-LDP9, Class X, IO,
0.641s, 2047	1,272,430	30,717
Ser. 07-LDPX, Class X, IO,
0.526s, 2049	7,194,045	125,334
Ser. 06-CB16, Class X1, IO,
0.086s, 2045	5,127,017	66,651
Ser. 06-LDP7, Class X, IO,
0.02s, 2045	29,752,712	23,244
JPMorgan Chase Commercial Mortgage
Securities Corp. 144A
Ser. 00-C9, Class G, 6 1/4s, 2032	152,000	151,450
Ser. 03-ML1A, Class X1, IO,
0.78s, 2039 (F)	5,358,602	188,802
Ser. 05-LDP1, Class X1, IO,
0.156s, 2046	7,258,093	57,266
Ser. 05-LDP2, Class X1, IO,
0.155s, 2042	20,312,854	302,255
Ser. 05-CB12, Class X1, IO,
0.131s, 2037	7,329,530	62,448
Ser. 05-LDP3, Class X1, IO,
0.095s, 2042	10,928,129	74,311
Ser. 06-CB14, Class X1, IO,
0.08s, 2044	7,629,850	28,002
Ser. 06-LDP6, Class X1, IO,
0.079s, 2043	4,752,996	21,341
Ser. 05-LDP5, Class X1, IO,
0.068s, 2044	46,610,094	183,891
Ser. 07-CB20, Class X1, IO,
0.067s, 2051	11,147,375	127,192
LB Commercial Conduit
Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031 (F)	90,000	84,501
Ser. 99-C1, Class G, 6.41s, 2031	97,000	70,304
Ser. 98-C4, Class G, 5.6s, 2035	84,000	77,182
Ser. 98-C4, Class H, 5.6s, 2035	143,000	140,578
LB-UBS Commercial Mortgage Trust
Ser. 07-C6, Class A2, 5.845s, 2012	1,078,000	1,068,733
Ser. 04-C7, Class A6, 4.786s, 2029	242,000	229,374
Ser. 07-C2, Class XW, IO,
0.73s, 2040	1,560,533	47,641
LB-UBS Commercial
Mortgage Trust 144A
Ser. 06-C7, Class XW, IO,
0.914s, 2038	3,557,055	129,650
Ser. 03-C5, Class XCL, IO,
0.787s, 2037	2,555,032	43,398
Ser. 05-C2, Class XCL, IO,
0.184s, 2040	30,100,827	263,500

22

Putnam VT The George Putnam Fund of Boston

COLLATERALIZED MORTGAGE OBLIGATIONS (27.1%)* continued

Principal amount		Value

LB-UBS Commercial
Mortgage Trust 144A
Ser. 05-C3, Class XCL, IO,
0.183s, 2040	$7,550,050	$128,826
Ser. 05-C5, Class XCL, IO,
0.139s, 2020	9,349,123	104,897
Ser. 05-C7, Class XCL, IO,
0.12s, 2040	16,857,552	117,993
Ser. 06-C1, Class XCL, IO,
0.106s, 2041	13,942,803	123,731
Ser. 06-C7, Class XCL, IO,
0.094s, 2038	5,783,456	81,755
Ser. 07-C2, Class XCL, IO,
0.09s, 2040	13,412,395	141,581
Lehman Brothers Floating Rate Commercial
Mortgage Trust 144A
FRB Ser. 04-LLFA, Class H,
3.421s, 2017	137,000	124,122
FRB Ser. 05-LLFA, Class J, 3.271s, 2018	57,000	49,020
Lehman Mortgage Trust
IFB Ser. 06-7, Class 1A9, 26.025s, 2036	142,739	166,215
IFB Ser. 07-5, Class 4A3, 25.185s, 2037	262,479	295,544
IFB Ser. 07-5, Class 8A2, IO,
5.238s, 2036	821,399	68,823
Ser. 07-1, Class 3A2, IO, 4.768s, 2037	698,664	69,409
IFB Ser. 07-4, Class 3A2, IO,
4.718s, 2037	400,033	33,133
IFB Ser. 06-5, Class 2A2, IO,
4.668s, 2036	930,623	73,068
IFB Ser. 07-4, Class 2A2, IO,
4.188s, 2037	1,641,447	135,414
IFB Ser. 06-7, Class 2A5, IO,
4.183s, 2036	1,579,971	122,292
IFB Ser. 07-1, Class 2A3,
IO, 4.148s, 2037	1,194,671	103,422
Ser. 06-9, Class 2A3, IO, 4.138s, 2036	1,394,244	119,614
IFB Ser. 06-9, Class 2A2, IO,
4.138s, 2037	1,016,705	85,094
IFB Ser. 06-7, Class 2A4, IO,
4.068s, 2036	1,697,590	116,057
IFB Ser. 07-5, Class 10A2, IO,
3.858s, 2037	812,439	50,844
Local Insight Media Finance, LLC
Ser. 07-1W, Class A1, 5.53s, 2012	656,484	614,075
MASTR Adjustable Rate Mortgages Trust
Ser. 04-7, Class 2A1, 6.442s, 2034	19,061	14,773
FRB Ser. 04-13, Class 3A6, 3.788s, 2034	461,000	434,907
Ser. 04-03, Class 4AX, IO, 1.417s, 2034	274,200	1,577
Ser. 05-2, Class 7AX, IO, 0.168s, 2035	711,053	1,333
MASTR Alternative Loans Trust
Ser. 06-3, Class 1A1, 6 1/4s, 2036	21,817	16,362
MASTR Reperforming Loan Trust 144A
Ser. 05-2, Class 1A3, 7 1/2s, 2035	94,850	101,420
Ser. 05-1, Class 1A4, 7 1/2s, 2034	167,285	178,275

COLLATERALIZED MORTGAGE OBLIGATIONS (27.1%)* continued

Principal amount		Value

Merit Securities Corp. 144A FRB
Ser. 11PA, Class 3A1, 3.103s, 2027	$452,430	$389,070
Merrill Lynch Capital Funding Corp.
Ser. 06-4, Class XC, IO, 0.099s, 2049	10,659,796	127,701
Merrill Lynch Floating Trust 144A
FRB Ser. 06-1, Class TM, 2.971s, 2022	99,963	84,968
Ser. 06-1, Class X1A, IO, 1.565s, 2022	1,238,910	7,356
Merrill Lynch Mortgage Investors, Inc.
FRB Ser. 98-C3, Class E, 7.081s, 2030	82,000	84,394
FRB Ser. 05-A9, Class 3A1,
5.274s, 2035	717,569	701,903
Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A3,
6.023s, 2050	206,000	200,109
FRB Ser. 07-C1, Class A4,
6.023s, 2050	230,000	220,266
Ser. 05-MCP1, Class XC, IO,
0.127s, 2043	9,268,797	107,875
Merrill Lynch Mortgage Trust 144A
Ser. 04-KEY2, Class XC, IO,
0.251s, 2039	1,101,606	20,819
Ser. 05-LC1, Class X, IO,
0.229s, 2044	4,952,258	33,723
Merrill Lynch/Countrywide Commercial
Mortgage Trust
FRB Ser. 07-8, Class A3, 6.156s, 2049	563,000	543,364
FRB Ser. 07-8, Class A2, 6.119s, 2049	365,000	358,807
Ser. 07-9, Class A4, 5.748s, 2049	1,120,000	1,055,110
Merrill Lynch/Countrywide Commercial
Mortgage Trust 144A
Ser. 07-7, Class X, IO, 0.137s, 2050	25,156,675	74,337
Ser. 06-3, Class XC, IO, 0.11s, 2046	6,807,370	92,580
Mezz Cap Commercial Mortgage
Trust 144A
Ser. 04-C2, Class X, IO,
6.004s, 2040	313,964	73,665
Ser. 05-C3, Class X, IO,
5.555s, 2044	386,329	89,455
Ser. 06-C4, Class X, IO,
5.454s, 2016	1,109,259	291,996
Morgan Stanley Capital 144A
Ser. 05-RR6, Class X, IO, 1.693s, 2043	1,344,488	53,080
Morgan Stanley Capital I
FRB Ser. 08-T29, Class A3,
6.458s, 2043	162,000	166,346
FRB Ser. 06-IQ11, Class A4,
5.944s, 2042	575,000	561,405
FRB Ser. 07-IQ14, Class AM,
5.877s, 2049	228,000	204,902
Ser. 05-HQ6, Class A4A, 4.989s, 2042	553,000	527,626
Ser. 04-HQ4, Class A7, 4.97s, 2040 (F)	286,000	270,489
Morgan Stanley Capital I 144A
Ser. 98-HF1, Class F, 7.18s, 2030	6,064	6,073

23

Putnam VT The George Putnam Fund of Boston

COLLATERALIZED MORTGAGE OBLIGATIONS (27.1%)* continued

	Principal amount	Value

Morgan Stanley Capital I 144A
Ser. 04-RR, Class F5, 6s, 2039	$220,000	$145,200
Ser. 04-RR, Class F6, 6s, 2039	230,000	140,300
Ser. 07-HQ13, Class X1,
IO, 0.823s, 2044	7,656,768	239,044
Ser. 05-HQ5, Class X1, IO,
0.168s, 2042	3,007,285	18,104
Ser. 05-HQ6, Class X1, IO,
0.116s, 2042	11,900,470	103,373
Morgan Stanley Mortgage Loan Trust
Ser. 05-5AR, Class 2A1, 5.275s, 2035	586,089	430,482
Mortgage Capital Funding, Inc. FRB
Ser. 98-MC2, Class E, 7.198s, 2030	124,000	127,471
Nomura Asset Acceptance Corp.
Ser. 04-R3, Class PT, 7.543s, 2035	49,107	44,707
Nomura Asset Acceptance Corp.
144A Ser. 04-R2, Class PT, 9.087s, 2034	47,967	54,232
Permanent Financing PLC 144A FRB
Ser. 9A, Class 3A, 2.796s, 2033
(United Kingdom)	420,000	409,500
Permanent Master Issuer PLC FRB
Ser. 07-1, Class 4A, 2.793s, 2033
(United Kingdom)	511,000	491,838
PNC Mortgage Acceptance Corp. 144A
Ser. 99-CM1, Class B3, 7.1s, 2032 (F)	490,000	484,026
Ser. 00-C1, Class J, 6 5/8s, 2010	146,000	105,161
Ser. 00-C2, Class J, 6.22s, 2033 (F)	127,000	115,995
Residential Asset Securitization Trust
Ser. 07-A5, Class 2A3, 6s, 2037	399,976	357,979
IFB Ser. 07-A3, Class 2A2, IO,
4.208s, 2037	1,697,617	143,052
Residential Funding Mortgage Securities I
Ser. 04-S5, Class 2A1, 4 1/2s, 2019	630,089	573,305
Saco I Trust FRB Ser. 05-10, Class 1A1,
2.743s, 2033 (F)	166,756	75,053
Salomon Brothers Mortgage Securities
VII 144A Ser. 02-KEY2, Class X1, IO,
0.794s, 2036	2,905,999	119,732
STRIPS 144A
Ser. 03-1A, Class L, 5s, 2018
(Cayman Islands)	100,000	84,500
Ser. 03-1A, Class M, 5s, 2018
(Cayman Islands)	62,000	47,120
Ser. 04-1A, Class L, 5s, 2018
(Cayman Islands)	41,000	31,570
Structured Adjustable Rate
Mortgage Loan Trust
FRB Ser. 07-8, Class 1A2,
6 1/4s, 2037	1,238,566	1,056,992
Ser. 04-8, Class 1A3, 6.199s, 2034	5,532	4,752
FRB Ser. 05-18, Class 6A1,
5.247s, 2035 (F)	284,797	253,622
Ser. 05-9, Class AX, IO,
1.6s, 2035	2,622,192	57,688

COLLATERALIZED MORTGAGE OBLIGATIONS (27.1%)* continued

Principal amount		Value

Structured Adjustable Rate
Mortgage Loan Trust 144A
Ser. 04-NP2, Class A, 2.833s, 2034	$88,060	$80,355
Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO,
3.768s, 2037	6,611,113	407,693
Ser. 07-4, Class 1A4, IO, 1s, 2037	7,116,550	191,666
Structured Asset Securities Corp. 144A
Ser. 07-RF1, Class 1A, IO, 3.399s, 2037	1,423,346	64,125
Wachovia Bank Commercial Mortgage Trust
FRB Ser. 07-C33, Class A3, 6.1s, 2051	442,000	429,151
Ser. 07-C30, Class A3, 5.246s, 2043	719,000	702,049
Ser. 04-C15, Class A4, 4.803s, 2041	426,000	402,814
Ser. 06-C28, Class XC, IO,
0.564s, 2048	2,215,977	45,162
Ser. 06-C29, IO, 0.529s, 2048	10,616,059	222,831
Ser. 07-C34, IO, 0.52s, 2046	2,943,282	63,575
Wachovia Bank Commercial
Mortgage Trust 144A
FRB Ser. 05-WL5A, Class L,
5.771s, 2018	100,000	80,000
Ser. 03-C3, Class IOI, IO, 0.487s, 2035	2,158,645	58,071
Ser. 07-C31, IO, 0.435s, 2047	12,147,770	188,898
Ser. 06-C27, Class XC, IO, 0.084s, 2045	5,852,641	60,282
Ser. 06-C23, Class XC, IO, 0.071s, 2045	8,366,430	45,764
Ser. 06-C26, Class XC, IO, 0.053s, 2045	3,290,422	9,114
WAMU Commercial Mortgage
Securities Trust 144A
Ser. 05-C1A, Class G, 5.72s, 2036	30,000	19,790
Ser. 06-SL1, Class X, IO, 0.937s, 2043	887,460	33,227
Ser. 07-SL2, Class X, IO, 0 7/8s, 2049	1,998,864	68,101
WAMU Mortgage Pass-Through
Certificates FRB Ser. 04-AR1,
Class A, 4.229s, 2034	39,908	36,716
Washington Mutual Mortgage
Pass-Through Certificates
Ser. 07-2, Class CX, IO, 7s, 2037	112,201	22,081
Washington Mutual Multi-Fam.,
Mtge. 144A Ser. 01-1, Class B5,
7.189s, 2031 (Cayman Islands)	186,000	171,186
Wells Fargo Mortgage Backed
Securities Trust
Ser. 06-AR10, Class 3A1,
5.005s, 2036 (F)	336,724	323,218
Ser. 05-AR2, Class 2A1, 4.541s, 2035	177,143	168,357
Ser. 05-AR9, Class 1A2, 4.367s, 2035	143,668	104,878
Ser. 04-R, Class 2A1, 4.365s, 2034 (F)	173,988	167,546
Ser. 05-AR12, Class 2A5, 4.321s,
2035 (F)	2,483,000	2,276,301
Ser. 05-AR10, Class 2A18, IO,
0.61s, 2035	6,075,000	26,152

Total collateralized mortgage obligations
(cost $100,654,306)		$103,305,725

24

Putnam VT The George Putnam Fund of Boston

CORPORATE BONDS AND NOTES (13.2%)*

Principal amount		Value

Basic Materials (0.5%)
ArcelorMittal 144A notes 6 1/8s, 2018
(Luxembourg)	$175,000	$171,020
Domtar Corp. company guaranty Ser. *,
7 7/8s, 2011 (Canada)	40,000	40,200
Dow Chemical Co. (The) Pass Through
Trust 144A company guaranty 4.027s, 2009	200,000	201,190
Freeport-McMoRan Copper & Gold, Inc.
sr. unsec. notes 8 3/8s, 2017	300,000	317,250
Freeport-McMoRan Copper & Gold, Inc.
sr. unsec. notes FRN 5.883s, 2015	15,000	15,004
Georgia-Pacific Corp. debs. 9 1/2s, 2011	72,000	73,170
Georgia-Pacific Corp. notes 8 1/8s, 2011	85,000	83,938
International Paper Co. bonds 7.95s, 2018	95,000	94,471
International Paper Co. bonds 7.4s, 2014	35,000	35,012
Lubrizol Corp. (The) sr. notes 5 1/2s, 2014	60,000	57,292
Monsanto Co. company guaranty
sr. unsec. notes 5 7/8s, 2038	65,000	62,565
Monsanto Co. sr. unsec. unsub.
notes 5 1/8s, 2018	45,000	44,132
Mosaic Co. (The) 144A sr. unsec.
unsub. notes 7 5/8s, 2016	140,000	149,100
Nucor Corp. notes 5.85s, 2018	125,000	125,921
Packaging Corp. of America unsec.
unsub. notes 5 3/4s, 2013	40,000	39,081
PPG Industries, Inc. sr. unsec. unsub.
notes 6.65s, 2018	20,000	20,325
Sealed Air Corp. 144A notes 5 5/8s, 2013	25,000	24,154
Steel Dynamics, Inc. company guaranty
sr. unsec. unsub. notes 6 3/4s, 2015	140,000	134,050
Steel Dynamics, Inc. 144A sr. notes
7 3/8s, 2012	90,000	90,000
United States Steel Corp. sr. unsec.
unsub. notes 7s, 2018	25,000	24,945
Westvaco Corp. unsec. notes
7 1/2s, 2027	22,000	21,892
Xstrata Finance Canada, Ltd. 144A
company guaranty 5.8s, 2016 (Canada)	95,000	89,594
		1,914,306

Capital Goods (0.5%)
Caterpillar Financial Services Corp.
sr. unsec. 4.85s, 2012	105,000	104,689
Caterpillar Financial Services Corp.
sr. unsec. notes Ser. MTN, 5.85s, 2017	205,000	209,955
Caterpillar Financial Services Corp.
sr. unsec. notes Ser. MTN, 5.45s, 2018	125,000	123,921
Covidien International Finance SA company
guaranty sr. unsec. unsub. notes 6.55s,
2037 (Luxembourg)	65,000	65,560
Covidien International Finance SA company
guaranty sr. unsec. unsub. notes 6s, 2017
(Luxembourg)	75,000	75,907
Eaton Corp. notes 5.6s, 2018	160,000	158,431

CORPORATE BONDS AND NOTES (13.2%)* continued

	Principal amount	Value

John Deere Capital Corp. sr. unsec.
notes Ser. MTN, 5.35s, 2018	$45,000	$44,223
L-3 Communications Corp. company
guaranty Ser. B, 6 3/8s, 2015	80,000	74,800
L-3 Communications Corp. sr. sub.
notes 5 7/8s, 2015	65,000	59,963
Legrand SA unsec. unsub. debs.
8 1/2s, 2025 (France)	120,000	134,924
Pitney Bowes, Inc. sr. unsec. notes
5.6s, 2018	15,000	14,745
Rexam PLC 144A bond 6 3/4s, 2013
(United Kingdom)	580,000	577,813
United Technologies Corp. sr. unsec.
notes 6 1/8s, 2038	230,000	230,135
United Technologies Corp. sr. unsec.
notes 5 3/8s, 2017	170,000	169,054
		2,044,120

Communication Services (1.2%)
American Tower Corp. 144A sr.
notes 7s, 2017	160,000	158,400
Ameritech Capital Funding company
guaranty 6 1/4s, 2009	65,000	66,686
AT&T Wireless Services, Inc. sr. notes
8 3/4s, 2031	159,000	188,666
AT&T Wireless Services, Inc. sr. notes
7 7/8s, 2011	355,000	377,953
AT&T, Inc. sr. unsec. unsub. notes 6
.3s, 2038	475,000	449,006
AT&T, Inc. sr. unsec. unsub. notes
4.95s, 2013	145,000	144,474
AT&T, Inc. sr. unsec. unsub. bonds
5 1/2s, 2018	15,000	14,535
AT&T, Inc. sr. unsec. unsub. notes
5.6s, 2018	15,000	14,654
Bellsouth Capital Funding unsec. notes
7 7/8s, 2030	170,000	187,784
British Telecommunications PLC sr. unsec.
notes 5.15s, 2013 (United Kingdom)	240,000	234,636
CenturyTel, Inc. sr. unsec. notes
5 1/2s, 2013	10,000	9,427
Embarq Corp. sr. unsec. unsub. notes
6.738s, 2013	50,000	48,244
France Telecom notes 8 1/2s, 2031
(France)	50,000	60,522
Nextel Communications, Inc. sr. notes
Ser. E, 6 7/8s, 2013	85,000	71,825
Nextel Communications, Inc. sr. notes
Ser. F, 5.95s, 2014	350,000	280,875
Qwest Corp. sr. notes FRN
6.026s, 2013	15,000	14,325
Rogers Wireless, Inc. sec. notes
6 3/8s, 2014 (Canada)	245,000	245,284
Southwestern Bell Telephone debs.
7s, 2027	180,000	180,168

25

Putnam VT The George Putnam Fund of Boston

CORPORATE BONDS AND NOTES (13.2%)* continued

Principal amount		Value

Communication Services continued
Telecom Italia Capital SA company
guaranty 7.2s, 2036 (Luxembourg)	$45,000	$43,518
Telecom Italia Capital SA company
guaranty 5 1/4s, 2015 (Luxembourg)	135,000	123,546
Telecom Italia Capital SA company
guaranty 5 1/4s, 2013 (Luxembourg)	55,000	51,956
Telecom Italia Capital SA company
guaranty 4s, 2010 (Luxembourg)	15,000	14,816
Telecom Italia Capital SA company
guaranty sr. unsec. notes FRN 3.344s,
2011 (Luxembourg)	60,000	57,176
Telefonica Emisones SAU company
guaranty 7.045s, 2036 (Spain)	175,000	185,370
Telefonica Emisones SAU company
guaranty 6.221s, 2017 (Spain)	55,000	54,974
Telefonica Europe BV company guaranty
8 1/4s, 2030 (Netherlands)	30,000	34,439
Telus Corp. notes 8s, 2011 (Canada)	140,000	150,313
Verizon Communications, Inc. sr. unsec.
notes 6.4s, 2038	10,000	9,338
Verizon Communications, Inc. sr. unsec.
notes 5.55s, 2016	435,000	423,709
Verizon New Jersey, Inc. debs. 8s, 2022	110,000	119,844
Verizon Pennsylvania, Inc. debs. 8.35s, 2030	135,000	151,610
Verizon Virginia, Inc. debs. Ser. A, 4 5/8s, 2013	50,000	48,629
Vodafone Group PLC unsec. notes 6.15s,
2037 (United Kingdom)	200,000	186,598
		4,403,300

Conglomerates (0.2%)
General Electric Co. sr. unsec. notes
5 1/4s, 2017	95,000	91,327
Honeywell International, Inc. sr. unsec.
notes 5.3s, 2018	60,000	59,058
Parker Hannifin Corp. sr. unsec.
unsub. notes 6 1/4s, 2038	125,000	126,517
Parker Hannifin Corp. sr. unsec.
unsub. notes 5 1/2s, 2018	60,000	60,189
Siemens Financieringsmaatschappij
144A notes 5 3/4s, 2016 (Netherlands)	100,000	100,134
Textron, Inc. sr. unsec. 5.6s, 2017	195,000	194,752
		631,977

Consumer Cyclicals (0.5%)
D.R. Horton, Inc. sr. notes 7 7/8s, 2011	80,000	76,800
D.R. Horton, Inc. sr. notes 5 7/8s, 2013	90,000	76,500
DaimlerChrysler NA Holding Corp.
company guaranty 6 1/2s, 2013	155,000	160,731
DaimlerChrysler NA Holding Corp.
company guaranty unsec. notes 7.2s, 2009	125,000	128,570
DaimlerChrysler NA Holding Corp.
company guaranty unsec. unsub. notes
Ser. MTN, 5 3/4s, 2011	235,000	239,640

CORPORATE BONDS AND NOTES (13.2%)* continued

Principal amount		Value

Consumer Cyclicals continued
Federated Department Stores, Inc.
company guaranty sr. unsec. notes
6 5/8s, 2011	$5,000	$4,933
Ford Motor Credit Co., LLC notes
6 3/8s, 2008	135,000	132,680
Hanson PLC company guaranty
6 1/8s, 2016 (United Kingdom)	20,000	19,844
JC Penney Co., Inc. debs. 7.65s, 2016	10,000	10,011
JC Penney Co., Inc. notes 6 7/8s, 2015	130,000	125,277
Marriott International, Inc. notes
6 3/8s, 2017	125,000	118,113
Marriott International, Inc. sr. unsec. Ser. J,
5 5/8s, 2013	20,000	18,809
Mattel, Inc. sr. unsec. notes 5 5/8s, 2013	40,000	39,198
Mohawk Industries, Inc. sr. unsec.
notes 6 1/8s, 2016	30,000	28,680
Omnicom Group, Inc. sr. notes 5.9s, 2016	90,000	87,938
Starwood Hotels & Resorts Worldwide, Inc.
company guaranty 7 7/8s, 2012	85,000	86,492
Starwood Hotels & Resorts
Worldwide, Inc. sr. unsec. notes
6 1/4s, 2013	195,000	188,286
Target Corp. bonds 6 1/2s, 2037	230,000	221,254
VF Corp. sr. unsec. 5.95s, 2017	95,000	93,388
Vulcan Materials Co. sr. unsec. unsub.
notes 5.6s, 2012	110,000	109,222
		1,966,366

Consumer Staples (1.4%)
Cadbury Schweppes US Finance LLC
144A company guaranty sr. unsec.
notes 5 1/8s, 2013	30,000	28,710
Campbell Soup Co. debs. 8 7/8s, 2021	110,000	143,472
ConAgra Foods, Inc. unsec. notes
7 7/8s, 2010	350,000	369,979
Cox Communications, Inc. notes
7 1/8s, 2012	145,000	151,345
Cox Communications, Inc. 144A notes
5 7/8s, 2016	135,000	131,884
Cox Enterprises, Inc. 144A notes
7 7/8s, 2010	125,000	131,763
CVS Caremark, Corp. sr. unsec.
FRN 6.302s, 2037	235,000	201,513
CVS Caremark, Corp. 144A
pass-through certificates 6.117s, 2013	249,495	247,309
Delhaize Group sr. unsub. notes
6 1/2s, 2017 (Belgium)	75,000	75,654
Diageo Capital PLC company guaranty
5 3/4s, 2017 (United Kingdom)	10,000	9,870
Diageo Capital PLC company guaranty
5.2s, 2013 (United Kingdom)	5,000	5,006
Diageo PLC company guaranty 8s, 2022	230,000	262,092
Estee Lauder Cos., Inc. (The) sr. unsec.
notes 6s, 2037	140,000	130,402

26

Putnam VT The George Putnam Fund of Boston

CORPORATE BONDS AND NOTES (13.2%)* continued

Principal amount		Value

Consumer Staples continued
Estee Lauder Cos., Inc. (The) sr. unsec.
notes 5.55s, 2017	$35,000	$34,208
Kellogg Co. sr. unsub. 5 1/8s, 2012	20,000	20,224
Kraft Foods, Inc. notes 6 1/8s, 2018	110,000	106,363
Kroger Co. company guaranty 6 3/4s, 2012	60,000	63,185
Kroger Co. company guaranty 6.4s, 2017	110,000	112,195
McDonald’s Corp. sr. unsec. Ser.
MTN, 6.3s, 2038	75,000	73,916
McDonald’s Corp. sr. unsec. bond
6.3s, 2037	115,000	114,377
McDonald’s Corp. sr. unsec. bond
5.8s, 2017	60,000	60,938
Newell Rubbermaid, Inc. sr. unsec.
notes 5 1/2s, 2013	20,000	19,676
News America Holdings, Inc. company
guaranty 7 3/4s, 2024	135,000	145,868
News America Holdings, Inc. debs.
7 3/4s, 2045	340,000	362,802
R. R. Donnelley & Sons Co. sr. unsec.
notes 5 5/8s, 2012	20,000	19,588
Reynolds American, Inc. company
guaranty 7 1/4s, 2013	85,000	87,867
Sara Lee Corp. sr. unsec. unsub.
notes 6 1/4s, 2011	110,000	112,619
TCI Communications, Inc. company
guaranty 7 7/8s, 2026	355,000	385,371
TCI Communications, Inc. debs.
9.8s, 2012	95,000	107,086
TCI Communications, Inc. debs.
7 7/8s, 2013	265,000	284,427
Tesco PLC 144A sr. unsec. unsub. notes
6.15s, 2037 (United Kingdom)	120,000	111,228
Time Warner Cable, Inc. company
guaranty sr. notes 7.3s, 2038	360,000	356,997
Time Warner Cable, Inc. company
guaranty sr. unsec. 6 3/4s, 2018	100,000	100,492
Time Warner Entertainment Co., LP
debs. 8 3/8s, 2023	20,000	21,552
Time Warner, Inc. debs. 9.15s, 2023	85,000	97,519
Time Warner, Inc. debs. 9 1/8s, 2013	300,000	329,425
Viacom, Inc. sr. notes 5 3/4s, 2011	85,000	85,198
Yum! Brands, Inc. sr. unsec. unsub.
6 1/4s, 2018	105,000	102,385
		5,204,505

Energy (0.6%)
Anadarko Petroleum Corp. sr. notes
5.95s, 2016	88,000	88,100
Chesapeake Energy Corp. sr. unsec.
notes 7 5/8s, 2013	140,000	140,350
ConocoPhillips comp 5.9s, 2038	15,000	14,733

CORPORATE BONDS AND NOTES (13.2%)* continued

	Principal amount	Value

Energy continued
ConocoPhillips company guaranty unsec.
sr. notes 5.2s, 2018	$10,000	$9,832
El Paso Natural Gas Co. sr. unsec.
notes 5.95s, 2017	15,000	14,474
Enterprise Products Operating LP
company guaranty FRB 8 3/8s, 2066	240,000	239,931
Enterprise Products Operating LP
company guaranty FRB 7.034s, 2068	25,000	21,857
Enterprise Products Operating, LLC
company guaranty sr. notes 6 1/2s, 2019	15,000	15,080
EOG Resources, Inc. sr. unsec. notes
5 7/8s, 2017	85,000	85,574
Forest Oil Corp. sr. notes 8s, 2011	80,000	82,400
Hess Corp. bonds 7 7/8s, 2029	165,000	189,240
Motiva Enterprises, LLC 144A sr. notes
5.2s, 2012	30,000	31,096
Newfield Exploration Co. sr. sub. notes
6 5/8s, 2016	90,000	82,800
Nexen, Inc. unsec. unsub. notes
6.4s, 2037 (Canada)	75,000	71,013
Peabody Energy Corp. sr. notes
5 7/8s, 2016	110,000	103,400
Petro-Canada sr. unsec. unsub.
notes 6.05s, 2018 (Canada)	90,000	88,694
Premcor Refining Group, Inc. sr. notes
7 1/2s, 2015	215,000	221,811
Suncor Energy, Inc. sr. unsec. notes
6.1s, 2018 (Canada) (S)	140,000	140,424
Sunoco, Inc. notes 4 7/8s, 2014	75,000	70,808
Tesoro Corp. company guaranty
6 1/2s, 2017	135,000	121,163
Weatherford International, Inc.
company guaranty sr. unsec. unsub.
bonds 6.8s, 2037	30,000	30,036
Weatherford International, Inc.
company guaranty sr.unsec. unsub.
bonds 6.35s, 2017	35,000	35,451
Weatherford International, Ltd. company
guaranty 6 1/2s, 2036	115,000	112,525
Weatherford International, Ltd. sr.
notes 5 1/2s, 2016	65,000	62,888
XTO Energy, Inc. sr. unsec. notes
6 3/8s, 2038	100,000	96,965
XTO Energy, Inc. sr. unsec. notes
5 1/2s, 2018	50,000	47,747
		2,218,392

Financial (5.0%)
AGFC Capital Trust I company guaranty
6s, 2067	100,000	80,692
Allstate Life Global Funding Trusts notes
Ser. MTN, 5 3/8s, 2013	250,000	249,020
American Express Bank FSB notes Ser.
BKN1, 5.55s, 2012	315,000	311,609

27

Putnam VT The George Putnam Fund of Boston

CORPORATE BONDS AND NOTES (13.2%)* continued

Principal amount		Value

Financial continued
American Express Co. sr. unsec.
notes 6.15s, 2017	$175,000	$170,930
American International Group, Inc.
jr. sub. bond 6 1/4s, 2037	280,000	220,545
Ameriprise Financial, Inc. jr. sub. FRN
7.518s, 2066	235,000	198,174
Amvescap PLC company guaranty
5 5/8s, 2012	70,000	67,218
Bank of New York Mellon Corp. (The)
sr. unsec. unsub. notes Ser. G,
4.95s, 2012	75,000	74,782
BankAmerica Capital III bank guaranty
jr. unsec. FRN Ser. *, 3.283s, 2027	295,000	233,087
Barclays Bank PLC 144A sub. bonds
FRB 7.7s, 2049 (United Kingdom)	155,000	156,304
Bear Stearns Cos., Inc. (The) notes
Ser. MTN, 6.95s, 2012	220,000	228,750
Bear Stearns Cos., Inc. (The) sr. notes
6.4s, 2017	205,000	203,136
Block Financial Corp. notes 5 1/8s, 2014	25,000	22,962
Bosphorus Financial Services, Ltd.
144A sec. sr. notes FRN 4.476s, 2012
(Cayman Islands)	374,063	360,826
Capital One Capital III company guaranty
7.686s, 2036	165,000	132,024
Capital One Financial Corp. sr. unsec.
unsub. notes FRN Ser. MTN, 2.976s, 2009	30,000	28,002
Chubb Corp. (The) sr. notes 6 1/2s, 2038	100,000	95,559
Chubb Corp. (The) sr. notes 5 3/4s, 2018	50,000	48,461
CIT Group, Inc. jr. sub. FRN 6.1s, 2067	445,000	219,719
CIT Group, Inc. sr. notes 5.4s, 2013	20,000	15,206
CIT Group, Inc. sr. notes 5s, 2015	15,000	10,372
CIT Group, Inc. sr. notes 5s, 2014	160,000	114,893
Citigroup, Inc. sr. unsec. bonds 6 7/8s, 2038	87,000	84,258
Citigroup, Inc. sr. unsec. notes 6 1/8s, 2018	400,000	382,787
Citigroup, Inc. sub. notes 5s, 2014	162,000	150,039
CNA Financial Corp. unsec. notes
6 1/2s, 2016	135,000	130,123
CNA Financial Corp. unsec. notes 6s, 2011	100,000	100,437
Credit Suisse Guernsey Ltd. jr. sub.
FRN 5.86s, 2049 (Guernsey)	184,000	153,391
Deutsche Bank AG/London notes
4 7/8s, 2013 (Germany)	315,000	309,868
Deutsche Bank Capital Funding Trust VII
144A FRB 5.628s, 2049	160,000	134,815
Developers Diversified Realty Corp. unsec.
notes 5 3/8s, 2012 (R)	50,000	46,907
Dresdner Funding Trust I 144A bonds
8.151s, 2031	190,000	158,549
Duke Realty LP sr. unsec. notes
6 1/2s, 2018	60,000	57,134
Equity One, Inc. notes 5 3/8s, 2015 (R)	90,000	79,565
Erac USA Finance Co. 144A company
guaranty 6 3/8s, 2017	145,000	129,572

CORPORATE BONDS AND NOTES (13.2%)* continued

Principal amount		Value
Financial continued
Fleet Capital Trust V bank guaranty
FRN 3.764s, 2028	$425,000	$349,355
Fund American Cos., Inc. notes
5 7/8s, 2013	185,000	179,553
GATX Financial Corp. notes 5.8s, 2016	80,000	76,744
General Electric Capital Corp. sr.
unsec. 5 5/8s, 2017	465,000	454,737
General Electric Capital Corp. sr. unsec.
notes 5 7/8s, 2038	495,000	448,603
General Electric Capital Corp. sub.
notes FRN 6 3/8s, 2067	180,000	170,246
Genworth Financial, Inc. sr. unsec. Ser.
MTN, 6.515s, 2018	25,000	23,464
Genworth Life Institutional Funding Trust
notes Ser. MTN, 5 7/8s, 2013	165,000	164,542
GMAC, LLC sr. unsec. unsub. notes 7s, 2012	115,000	80,331
GMAC, LLC sr. unsec. unsub. notes
FRN 3.926s, 2009	385,000	362,004
Goldman Sachs Group, Inc. (The) sr.
notes 5.45s, 2012	160,000	160,967
Goldman Sachs Group, Inc. (The) sub.
notes 6 3/4s, 2037	380,000	351,791
Hartford Financial Services Group, Inc.
(The) jr. sub. debs. FRB 8 1/8s, 2068	335,000	327,924
Hartford Financial Services Group, Inc.
(The) sr. unsec. 5 1/2s, 2016	65,000	62,012
Health Care Property Investors, Inc.
sr. unsec. notes 6s, 2017	155,000	133,393
Health Care REIT, Inc. sr. notes 6s, 2013 (R)	55,000	51,312
Highwood Properties, Inc. sr. unsec.
bonds 5.85s, 2017 (R)	135,000	116,592
Hospitality Properties Trust notes 6 3/4s,
2013 (R)	105,000	99,741
HRPT Properties Trust bonds 5 3/4s,
2014 (R)	55,000	51,170
HRPT Properties Trust notes 6 1/4s,
2016 (R)	80,000	73,435
HSBC Finance Capital Trust IX FRN 5.911s,
2035	500,000	400,825
HSBC Holdings PLC sub. notes 6 1/2s,
2037 (United Kingdom)	385,000	350,960
ILFC E-Capital Trust II 144A FRB 6 1/4s,
2065	340,000	279,764
International Lease Finance Corp. sr.
unsec. 6 3/8s, 2013	25,000	23,063
International Lease Finance Corp. sr.
unsec. Ser. MTN, 6 5/8s, 2013	10,000	9,233
iStar Financial, Inc. sr. unsec. notes Ser. B,
4 7/8s, 2009 (R)	30,000	28,800
JPMorgan Chase & Co. notes 6.4s, 2038	40,000	37,101
JPMorgan Chase & Co. sr. notes 6s, 2018 (S)	345,000	336,079
JPMorgan Chase Capital XVIII bonds
Ser. R, 6.95s, 2036	72,000	66,413

28

Putnam VT The George Putnam Fund of Boston

CORPORATE BONDS AND NOTES (13.2%)* continued

Principal amount		Value

Financial continued
JPMorgan Chase Capital XXV bonds
6.8s, 2037	$280,000	$251,324
KeyCorp MTN sr. unsec. notes
6 1/2s, 2013	50,000	44,643
Lehman Brothers Holdings, Inc. sr. unsec.
notes Ser. MTN, 5s, 2011	725,000	702,992
Lehman Brothers Holdings, Inc.
sub. notes 7 1/2s, 2038	170,000	157,293
Lehman Brothers Holdings, Inc. sub.
notes 6 3/4s, 2017	420,000	394,559
Lehman Brothers Holdings, Inc. sub.
notes 5 3/4s, 2017	280,000	247,091
Liberty Mutual Group 144A company
guaranty FRB 10 3/4s, 2058	170,000	165,818
Liberty Mutual Insurance 144A notes
7.697s, 2097	300,000	254,540
Lincoln National Corp. jr. unsec. sub.
deb. FRB 7s, 2066	103,000	93,819
Lincoln National Corp. sr. unsec. notes
6.3s, 2037	60,000	56,430
Loews Corp. notes 5 1/4s, 2016	70,000	67,715
Marsh & McLennan Cos., Inc. sr. unsec.
notes 6 1/4s, 2012	210,000	215,286
Marsh & McLennan Cos., Inc. sr. unsec.
notes 5 3/8s, 2014	125,000	121,354
Merrill Lynch & Co., Inc. notes 5.45s, 2013	245,000	229,932
Merrill Lynch & Co., Inc. notes Ser.
MTN, 6.15s, 2013	45,000	43,614
Merrill Lynch & Co., Inc. notes FRN
Ser. MTN, 3.12s, 2011	110,000	100,346
Merrill Lynch & Co., Inc. sub. 7 3/4s, 2038	495,000	464,050
MetLife Capital Trust IV jr. sub. debs.
7 7/8s, 2067	500,000	489,994
Monumental Global Funding, Ltd. 144A
notes 5 1/2s, 2013 (Cayman Islands)	180,000	180,089
Nationwide Financial Services, Inc.
notes 5 5/8s, 2015	50,000	49,443
Nationwide Health Properties, Inc.
notes 6 1/2s, 2011 (R)	90,000	91,142
Nationwide Health Properties, Inc. unsec.
notes 6 1/4s, 2013 (R)	140,000	137,059
Nationwide Mutual Insurance Co. 144A
notes 8 1/4s, 2031	60,000	60,116
Nuveen Investments, Inc. sr. notes
5 1/2s, 2015	70,000	50,050
OneAmerica Financial Partners, Inc.
144A bonds 7s, 2033	165,000	172,415
Pacific Life Global Funding 144A notes
5.15s, 2013	195,000	193,035
ProLogis Trust sec. notes 6 5/8s, 2018	65,000	62,913
ProLogis Trust sr. notes 5 3/4s, 2016 (R)	50,000	47,090
Protective Life Secured Trusts sr. sec.
notes 5.45s, 2012	105,000	104,211
Prudential Financial, Inc. jr. unsec. sub.
notes FRN 8 7/8s, 2038	15,000	14,848

CORPORATE BONDS AND NOTES (13.2%)* continued

Principal amount		Value

Financial continued
Prudential Financial, Inc. notes Ser.
MTN, 6s, 2017	$110,000	$106,686
Prudential Holdings LLC 144A bonds
8.695s, 2023	210,000	244,232
Regency Centers LP sr. unsec.
5 7/8s, 2017	85,000	78,671
Rouse Co LP/TRC Co-Issuer Inc. 144A
sr. notes 6 3/4s, 2013 (R)	95,000	85,598
Rouse Co. (The) notes 7.2s, 2012 (R)	85,000	78,093
Royal Bank of Scotland Group PLC jr. sub.
notes FRN Ser. MTN, 7.64s, 2049
(United Kingdom)	100,000	91,134
Simon Property Group LP sr. unsec.
notes 6 1/8s, 2018	175,000	168,013
Simon Property Group LP unsub. bonds
5 3/4s, 2015 (R)	50,000	48,526
SLM Corp. notes Ser. MTNA, 4 1/2s, 2010	175,000	161,929
Sovereign Bancorp, Inc. sr. notes 4.8s, 2010	100,000	88,742
Sovereign Bank sub. notes 8 3/4s, 2018	475,000	478,804
State Street Capital Trust IV company
guaranty jr. unsec. sub. bond FRB
3.776s, 2037	120,000	92,129
Swiss Re Capital I LP 144A company
guaranty FRN 6.854s, 2049
(United Kingdom)	120,000	108,916
Travelers Cos., Inc. (The) sr. unsec.
notes 6 1/4s, 2037	95,000	87,539
Travelers Cos., Inc. (The) sr. unsec.
notes 5.8s, 2018	75,000	72,907
Unitrin, Inc. sr. notes 6s, 2017	100,000	89,967
Wachovia Bank NA sub. notes Ser.
BKNT, 6s, 2017	295,000	275,454
Washington Mutual Bank/Henderson NV
sub. notes Ser. BKNT, 5.95s, 2013	250,000	207,500
Wells Fargo & Co. FRN 7.7s, 2049	74,000	73,559
Wells Fargo & Co. sr.not 4 3/8s, 2013 (S)	285,000	275,968
Westfield Group sr. notes 5.7s, 2016
(Australia)	115,000	107,391
Westpac Capital Trust III 144A sub.
notes FRN 5.819s, 2049 (Australia)	140,000	129,080
Willis Group North America, Inc.
company guaranty 6.2s, 2017	80,000	70,692
		18,914,611

Health Care (0.4%)
Aetna, Inc. sr. unsec. unsub. notes
6 3/4s, 2037	660,000	625,099
AmerisourceBergen Corp. company
guaranty sr. unsec. notes 5 5/8s, 2012	80,000	79,518
AstraZeneca PLC sr. unsub. notes 5.9s,
2017 (United Kingdom)	235,000	240,875
Cardinal Health, Inc. sr. unsec.
unsub. notes 5 1/2s, 2013	40,000	39,809
GlaxoSmith Kline Capital Inc, company
guaranty sr. notes 5.65s, 2018	235,000	234,103

29

Putnam VT The George Putnam Fund of Boston

CORPORATE BONDS AND NOTES (13.2%)* continued

Principal amount		Value

Health Care continued
Hospira, Inc. sr. notes 6.05s, 2017	$75,000	$72,380
Hospira, Inc. sr. notes 5.55s, 2012	105,000	103,155
UnitedHealth Group, Inc. bonds
6 7/8s, 2038	45,000	42,540
UnitedHealth Group, Inc. sr. unsec.
notes 6s, 2018	70,000	67,713
UnitedHealth Group, Inc. sr. unsec.
notes 5 1/2s, 2012	95,000	93,227
Ventas Realty LP/Capital Corp. sr. notes
6 3/4s, 2017 (R)	60,000	57,600
		1,656,019

Technology (0.4%)
Arrow Electronics, Inc. debs. 7 1/2s, 2027	105,000	103,653
Avnet, Inc. notes 6s, 2015	105,000	101,788
Electronic Data Systems Corp. sr. sec.
notes Ser. B, 6 1/2s, 2013	10,000	10,259
Fiserv, Inc. sr. unsec. unsub. notes company
guaranty 6.8s, 2017	100,000	101,163
Fiserv, Inc. sr. unsec. unsub. notes company
guaranty 6 1/8s, 2012	100,000	100,505
IBM Corp. sr. unsec. notes 5.7s, 2017	245,000	248,466
Lexmark International Inc, sr. unsec. notes
5.9s, 2013	285,000	280,572
Motorola, Inc. sr. notes 8s, 2011	25,000	25,530
Motorola, Inc. sr. unsec. notes 6 5/8s, 2037	160,000	125,873
Motorola, Inc. sr. unsec. notes 6s, 2017	70,000	61,187
Tyco Electronics Group SA company
guaranty 6s, 2012 (Luxembourg)	150,000	151,457
Tyco Electronics Group SA company
guaranty 6.55s, 2017 (Luxembourg)	20,000	20,179
Xerox Corp. sr. notes 6.4s, 2016	145,000	144,739
Xerox Corp. sr. unsec. notes 6.35s, 2018	100,000	98,710
Xerox Corp. sr. unsec. notes 5 1/2s, 2012	80,000	79,075
		1,653,156

Transportation (0.3%)
American Airlines, Inc. pass-through
certificates Ser. 01-1, 6.817s, 2011	5,000	4,300
American Airlines, Inc. pass-through
certificates Ser. 01-2, 7.858s, 2011	75,000	72,000
Canadian National Railway Co. sr. unsec.
unsub. notes 5.55s, 2018 (Canada)	80,000	78,932
Continental Airlines, Inc. pass-through
certificates Ser. 97-4A, 6.9s, 2018	3,158	2,842
Continental Airlines, Inc. pass-through
certificates Ser. 98-1A, 6.648s, 2017	60,732	54,962
Continental Airlines, Inc. pass-through
certificates Ser. 98-3, 6.32s, 2008	180,000	178,650
Delta Air Lines, Inc. pass-through
certificates 6.821s, 2022	116,741	98,646
Norfolk Southern Corp. 144A sr. unsec.
5 3/4s, 2018	105,000	103,340

CORPORATE BONDS AND NOTES (13.2%)* continued

	Principal amount	Value

Transportation continued
Northwest Airlines Corp. pass-through
certificates Ser. 00-1, 7.15s, 2019	$203,650	$173,102
Ryder System, Inc. sr. unsec. unsub.
notes Ser. MTN, 6s, 2013	40,000	40,044
Southwest Airlines Co. pass-through
certificates 6.15s, 2022 (S)	117,921	111,714
Union Pacific Corp. sr. unsec. bond
5.7s, 2018	50,000	48,647
Union Pacific Corp. sr. unsub. notes
5 3/4s, 2017	140,000	137,705
United AirLines, Inc. pass-through
certificates 6.636s, 2022	92,418	76,301
		1,181,185

Utilities & Power (2.2%)
AEP Texas North Co. sr. notes Ser. B,
5 1/2s, 2013	135,000	133,160
American Water Capital Corp. sr.
unsec. bond 6.593s, 2037	60,000	55,366
American Water Capital Corp. sr.
unsec. bond 6.085s, 2017	65,000	62,348
Appalachian Power Co. sr. notes
5.8s, 2035	55,000	46,817
Arizona Public Services Co. notes
6 1/2s, 2012	140,000	141,178
Atmos Energy Corp. sr. unsub. notes
6.35s, 2017	120,000	118,564
Beaver Valley II Funding debs. 9s, 2017	195,000	210,040
Boardwalk Pipelines LP company guaranty
5 7/8s, 2016	240,000	231,002
Bruce Mansfield Unit pass-through
certificates 6.85s, 2034	290,000	290,488
CenterPoint Energy Houston Electric,
LLC general ref. mtge. Ser. M2,
5 3/4s, 2014	25,000	24,908
CenterPoint Energy Resources Corp.
notes 7 3/4s, 2011	140,000	147,616
CMS Energy Corp. unsub. notes
6.55s, 2017	5,000	4,763
Commonwealth Edison Co. 1st mtge.
6.15s, 2017	30,000	30,142
Commonwealth Edison Co. 1st mtge.
5.9s, 2036	155,000	139,941
Commonwealth Edison Co. 1st mtge.
sec. bond 5.8s, 2018	215,000	209,877
Consolidated Natural Gas Co. sr. notes
5s, 2014	70,000	66,752
Consumers Energy Co. 1st mtge. sec.
bond 5.65s, 2018	455,000	450,421
Dayton Power & Light Co. (The)
1st mtge. 5 1/8s, 2013	89,000	89,680
Dominion Resources, Inc. jr. sub.
notes FRN 6.3s, 2066	405,000	370,677
Dominion Resources, Inc. sr. unsec.
unsub. notes Ser. A, 5.6s, 2016	50,000	48,288

30

Putnam VT The George Putnam Fund of Boston

CORPORATE BONDS AND NOTES (13.2%)* continued

Principal amount		Value

Utilities & Power continued
Duke Energy Carolinas LLC 1st mtge.
sec. bond 6.05s, 2038	$80,000	$78,704
Duke Energy Corp. sr. unsec. notes
6 1/4s, 2018	220,000	221,437
E.ON International Finance BV 144A
notes 5.8s, 2018 (Netherlands)	320,000	313,922
Entergy Gulf States, Inc. 1st mtge.
5 1/4s, 2015	135,000	127,308
FirstEnergy Corp. notes Ser. B, 6.45s, 2011	20,000	20,522
Florida Power Corp. 1st mtge. 6.35s, 2037	135,000	137,096
Florida Power Corp. 1st mtge. sec.
bond 6.4s, 2038	235,000	238,680
Indianapolis Power & Light 144A 1st mtge.
6.3s, 2013	60,000	61,845
Indiantown Cogeneration LP 1st mtge.
Ser. A-10, 9.77s, 2020	100,000	109,777
Ipalco Enterprises, Inc. 144A sr. sec.
notes 7 1/4s, 2016	20,000	19,700
ITC Holdings Corp. 144A notes
5 7/8s, 2016	145,000	140,815
ITC Holdings Corp. 144A sr. unsec.
notes 6.05s, 2018	40,000	38,500
Kansas Gas & Electric bonds 5.647s, 2021	54,073	51,359
Kinder Morgan, Inc. notes 6s, 2017	70,000	69,072
Kinder Morgan, Inc. sr. notes 6 1/2s, 2012	77,000	75,749
MidAmerican Energy Holdings Co.
bonds 6 1/8s, 2036	335,000	321,689
MidAmerican Energy Holdings Co. sr.
unsec. bond 6 1/2s, 2037	20,000	20,199
National Fuel Gas Co. notes 5 1/4s, 2013	55,000	53,246
Nevada Power Co. general ref. mtge.
Ser. L, 5 7/8s, 2015	95,000	94,830
Northwestern Corp. sec. notes
5 7/8s, 2014	145,000	142,713
Oncor Electric Delivery Co. debs.
7s, 2022	190,000	185,272
Oncor Electric Delivery Co. sec.
notes 7 1/4s, 2033	20,000	19,700
Pacific Gas & Electric Co. sr. unsec.
notes 6.35s, 2038	45,000	45,005
Pacific Gas & Electric Co. sr. unsub.
5.8s, 2037	105,000	99,010
PacifiCorp Sinking Fund 1st mtge.
6 1/4s, 2037	65,000	64,278
Potomac Edison Co. 144A 1st mtge.
5.8s, 2016	145,000	142,367
Power Receivable Finance, LLC 144A
sr. notes 6.29s, 2012	89,880	91,951
PPL Energy Supply LLC bonds Ser. A,
5.7s, 2015	90,000	84,484
Public Service Co. of Colorado sr.
notes Ser. A, 6 7/8s, 2009	60,000	61,593
Public Service Co. of New Mexico sr.
notes 4.4s, 2008	60,000	59,937

CORPORATE BONDS AND NOTES (13.2%)* continued

Principal amount		Value

Utilities & Power continued
Puget Sound Energy, Inc. jr. sub. FRN
Ser. A, 6.974s, 2067	$155,000	$134,075
Rockies Express Pipeline, LLC 144A
sr. notes 7 1/2s, 2038	430,000	437,804
Rockies Express Pipeline, LLC 144A
sr. notes 6.85s, 2018	60,000	60,642
Sierra Pacific Power Co. general ref.
mtge. Ser. P, 6 3/4s, 2037	210,000	205,224
Southern California Edison Co. 1st mtge.
Ser. 06-E, 5.55s, 2037	115,000	107,479
Southern California Edison Co. notes
6.65s, 2029	135,000	138,624
Southern Natural Gas. Co. 144A notes
5.9s, 2017	60,000	58,278
Spectra Energy Capital, LLC company
guaranty sr. unsec. unsub. notes 6.2s, 2018	80,000	77,986
Spectra Energy Capital, LLC sr.
notes 8s, 2019	100,000	111,475
Spectra Energy Capital, LLC sr. unsec.
unsub. notes 5.668s, 2014	40,000	39,079
Teco Finance, Inc. company guaranty
sr. unsec. unsub. notes 7.2s, 2011	150,000	155,902
TEPPCO Partners LP company guaranty
FRB 7s, 2067	80,000	69,314
TransAlta Corp. notes 5 3/4s, 2013
(Canada)	95,000	92,677
TransAlta Corp. sr. unsec. notes 6.65s,
2018 (Canada)	250,000	245,064
TransCanada Pipelines, Ltd. jr. sub.
FRN 6.35s, 2067 (Canada)	70,000	60,443
TransCanada Pipelines, Ltd. sr. unsec.
6.2s, 2037 (Canada)	110,000	100,832
Union Electric Co. 1st mtge. sr. sec.
bond 6.7s, 2019	125,000	126,575
West Penn Power Co. 1st mtge.
5.95s, 2017	120,000	119,306
Westar Energy, Inc. 1st mtge. 5.15s, 2017	15,000	14,040
Westar Energy, Inc. 1st mtge. 5.1s, 2020	110,000	99,599
		8,517,206

Total corporate bonds and notes (cost $52,568,281)		$50,305,143

ASSET-BACKED SECURITIES (5.4%)*

Principal amount		Value

Accredited Mortgage Loan Trust FRB
Ser. 05-1, Class M2, 3.173s, 2035	$50,000	$25,000
Ace Securities Corp.
FRB Ser. 06-OP2, Class A2C,
2.633s, 2036	99,000	57,420
FRB Ser. 06-HE3, Class A2C,
2.633s, 2036	134,000	105,181
Ace Securities Corp. 144A Ser. 03-MH1,
Class M2, 6 1/2s, 2030 (F)	66,689	58,517

31

Putnam VT The George Putnam Fund of Boston

ASSET-BACKED SECURITIES (5.4%)* continued

Principal amount		Value

Advanta Business Card Master Trust
FRB Ser. 04-C1, Class C, 3.532s, 2013	$217,000	$193,527
Aegis Asset Backed Securities Trust
144A Ser. 04-6N,
Class Note, 4 3/4s, 2035	7,867	1
AFC Home Equity Loan Trust
Ser. 99-2, Class 1A, 2.893s, 2029	227,984	155,097
American Express Credit Account
Master Trust 144A Ser. 04-C, Class C,
2.971s, 2012	53,797	51,612
Ameriquest Mortgage Securities, Inc.
FRB Ser. 06-R1, Class M10,
4.983s, 2036	157,000	7,976
FRB Ser. 03-8, Class M2, 4.233s, 2033	70,619	15,536
Arcap REIT, Inc. 144A Ser. 04-1A,
Class E, 6.42s, 2039	137,110	99,951
Argent Securities, Inc.
FRB Ser. 03-W3, Class M3,
4.753s, 2033	7,840	1,098
FRB Ser. 06-W4, Class A2C,
2.643s, 2036	239,000	168,495
Asset Backed Funding Certificates
FRB Ser. 04-OPT2, Class M2,
3.483s, 2033	78,842	40,998
FRB Ser. 05-WMC1, Class M1,
2.923s, 2035	108,000	74,520
Asset Backed Funding Corp. NIM Trust
144A FRB Ser. 05-OPT1, Class B1,
4.983s, 2035	71,000	7,291
Asset Backed Securities Corp. Home Equity
Loan Trust
FRB Ser. 06-HE2, Class A3,
2.673s, 2036	51,977	45,172
FRB Ser. 06-HE4, Class A5,
2.643s, 2036	177,000	132,750
FRB Ser. 06-HE7, Class A4,
2.623s, 2036	70,000	50,400
Aviation Capital Group Trust 144A FRB
Ser. 03-2A, Class G1, 3.182s, 2033	88,584	78,840
BankAmerica Manufactured Housing
Contract Trust Ser. 97-2, Class M,
6.9s, 2028	112,000	141,333
Bay View Auto Trust Ser. 05-LJ2,
Class D, 5.27s, 2014	114,000	110,900
Bayview Financial Acquisition Trust
Ser. 04-B, Class A1, 2.983s, 2039	654,445	556,278
FRB Ser. 04-D, Class A, 2.873s, 2044	147,824	101,999
Bayview Financial Asset Trust 144A
FRB Ser. 03-SSRA, Class M,
3.833s, 2038	60,576	46,189
FRB Ser. 03-SSRA, Class A,
3.183s, 2038	60,576	50,429
FRB Ser. 04-SSRA, Class A1,
3.083s, 2039	122,993	94,397

ASSET-BACKED SECURITIES (5.4%)* continued

Principal amount		Value

Bear Stearns Asset Backed
Securities, Inc.
FRB Ser. 06-EC1, Class M9,
4.483s, 2035 (F)	$100,000	$1,998
FRB Ser. 06-PC1, Class M9,
4.233s, 2035	100,000	7,530
FRB Ser. 05-HE1, Class M3,
3.413s, 2035	70,000	23,100
FRB Ser. 03-3, Class A2,
3.073s, 2043	204,297	181,089
FRB Ser. 03-1, Class A1,
2.983s, 2042	64,621	54,114
FRB Ser. 05-3, Class A1,
2.933s, 2035	92,991	77,749
Citigroup Mortgage Loan Trust, Inc. FRB
Ser. 05-OPT1, Class M1, 2.903s, 2035	42,547	28,029
Conseco Finance Securitizations Corp.
Ser. 02-2, Class A, IO, 8 1/2s, 2033	475,161	39,296
Ser. 00-4, Class A6, 8.31s, 2032	1,001,045	842,129
Ser. 00-5, Class A6, 7.96s, 2032	197,653	156,442
Ser. 01-4, Class A4, 7.36s, 2033	602,612	566,214
Ser. 00-6, Class A5, 7.27s, 2031	165,773	150,886
Ser. 01-1, Class A5, 6.99s, 2032	1,701,122	1,571,634
Ser. 01-3, Class A4, 6.91s, 2033	652,902	613,924
Ser. 02-1, Class A, 6.681s, 2033	487,364	479,141
Countrywide Asset Backed Certificates
FRB Ser. 05-BC3, Class M1,
3.003s, 2035	43,000	28,380
FRB Ser. 04-6, Class 2A5, 2.873s, 2034	113,937	90,011
FRB Ser. 05-14, Class 3A2, 2.723s, 2036	25,907	23,057
Crest, Ltd. 144A Ser. 03-2A, Class D2,
6.723s, 2038
(Cayman Islands)	188,000	131,600
CS First Boston Mortgage Securities
Corp. 144A
Ser. 04-FR1N, Class A, 5s, 2034	12,051	964
DB Master Finance, LLC 144A Ser. 06-1,
Class M1, 8.285s, 2031	131,000	113,222
Equifirst Mortgage Loan Trust FRB
Ser. 05-1, Class M5, 3.153s, 2035	29,000	7,250
Fieldstone Mortgage Investment Corp.
FRB Ser. 05-1, Class M3, 3.023s, 2035	93,000	81,840
First Franklin Mortgage Loan Asset Backed
Certificates FRB Ser. 06-FF7, Class 2A3,
2.633s, 2036	158,000	133,861
First Plus Home Loan Trust Ser. 97-3,
Class B1, 7.79s, 2023	20,259	19,650
Fremont Home Loan Trust
FRB Ser. 05-E, Class 2A4, 2.813s, 2036	221,000	152,534
FRB Ser. 06-2, Class 2A3, 2.653s, 2036	414,000	316,710
GE Corporate Aircraft Financing, LLC 144A
FRB Ser. 05-1A, Class C, 3.783s, 2019	169,000	132,665
Ser. 04-1A, Class B, 3.333s, 2018	12,153	11,242

32

Putnam VT The George Putnam Fund of Boston

ASSET-BACKED SECURITIES (5.4%)* continued

Principal amount		Value

Gears Auto Owner Trust 144A
Ser. 05-AA, Class E1, 8.22s, 2012	$266,000	$248,653
GEBL 144A
Ser. 04-2, Class D, 5.221s, 2032	93,842	47,859
Ser. 04-2, Class C, 3.321s, 2032 (F)	93,842	62,832
Green Tree Financial Corp.
Ser. 99-5, Class A5, 7.86s, 2030	1,299,874	1,106,192
Ser. 97-2, Class A7, 7.62s, 2028	56,995	59,309
Ser. 97-6, Class A9, 7.55s, 2029	80,662	75,701
Ser. 97-4, Class A7, 7.36s, 2029	135,943	130,383
Ser. 97-3, Class A5, 7.14s, 2028	75,817	77,379
Ser. 97-6, Class A8, 7.07s, 2029	27,741	27,602
Ser. 98-4, Class A7, 6.87s, 2030	50,076	49,825
Ser. 97-7, Class A8, 6.86s, 2029	87,274	82,745
Ser. 99-3, Class A7, 6.74s, 2031	285,000	264,765
Ser. 99-3, Class A6, 6 1/2s, 2031	35,332	34,272
Ser. 98-6, Class A7, 6.45s, 2030	69,268	70,155
Ser. 99-1, Class A6, 6.37s, 2025	195,000	192,270
Greenpoint Manufactured Housing
Ser. 00-3, Class IA, 8.45s, 2031	1,379,705	1,172,749
Ser. 99-5, Class M1A, 8.3s, 2026	70,000	63,056
GS Auto Loan Trust 144A Ser. 04-1,
Class D, 5s, 2011	140,731	140,577
GSAMP Trust FRB Ser. 06-HE5,
Class A2C, 2.633s, 2036	616,000	395,757
Guggenheim Structured Real Estate
Funding, Ltd. 144A
FRB Ser. 05-2A, Class D, 4.033s, 2030
(Cayman Islands)	250,000	140,000
FRB Ser. 05-1A, Class D, 4.013s, 2030
(Cayman Islands)	65,752	51,944
High Income Trust Securities 144A FRB
Ser. 03-1A, Class A, 3.258s, 2036
(Cayman Islands)	258,007	141,904
Home Equity Asset Trust FRB Ser. 06-1,
Class 2A4, 2.813s, 2036	111,000	72,150
Hyundai Auto Receivables Trust
Ser. 04-A, Class D, .1s, 2011	6,237	6,210
Lehman ABS Manufactured Housing
Contract Ser. 01-B, Class M1, 6.63s, 2028	5,000	3,563
Lehman XS Trust
Ser. 07-6, Class 3A6, 6 1/2s, 2037	1,546,139	1,310,594
IFB Ser. 07-3, Class 4B, IO, 4.298s, 2037	574,058	45,204
FRB Ser. 07-6, Class 2A1, 2.693s, 2037	1,138,112	821,376
LNR CDO, Ltd. 144A
FRB Ser. 03-1A, Class EFL, 5.481s,
2036 (Cayman Islands) (F)	270,000	134,901
FRB Ser. 02-1A, Class FFL, 5.231s,
2037 (Cayman Islands)	460,000	216,200
Long Beach Mortgage Loan Trust
FRB Ser. 05-2, Class M4, 3.103s, 2035	80,000	33,600
FRB Ser. 06-4, Class 2A4, 2.743s, 2036	106,000	52,648
FRB Ser. 06-1, Class 2A3, 2.673s, 2036	189,000	159,705

ASSET-BACKED SECURITIES (5.4%)* continued

Principal amount		Value

Madison Avenue Manufactured
Housing Contract
FRB Ser. 02-A, Class B1, 5.733s, 2032	$338,443	$243,679
Ser. 02-A IO, 0.3s, 2032	10,242,445	128,031
Marriott Vacation Club Owner Trust 144A
Ser. 05-2, Class D, 6.205s, 2027	23,795	23,395
FRB Ser. 02-1A, Class A1, 3.182s, 2024	80,270	75,419
MASTR Asset Backed Securities Trust FRB
Ser. 06-FRE2, Class A4, 2.633s, 2036	56,000	39,699
Merrill Lynch Mortgage Investors, Inc.
Ser. 04-WMC3, Class B3, 5s, 2035	8,236	1,565
Mid-State Trust Ser. 11, Class B,
8.221s, 2038	48,306	40,350
Morgan Stanley ABS Capital I
FRB Ser. 05-HE2, Class M5,
3.163s, 2035	50,000	15,000
FRB Ser. 05-HE1, Class M3,
3.003s, 2034	50,000	22,500
FRB Ser. 06-NC4, Class M2,
2.783s, 2036	70,000	7,000
Navigator CDO, Ltd. 144A FRB
Ser. 03-1A, Class A1, 3.166s, 2015
(Cayman Islands)	45,925	44,813
Navistar Financial Corp. Owner Trust
Ser. 05-A, Class C, 4.84s, 2014	35,276	31,829
Ser. 04-B, Class C, 3.93s, 2012	18,402	16,693
New Century Home Equity Loan Trust
Ser. 03-5, Class AI7, 5.15s, 2033	168,940	145,288
FRB Ser. 03-4, Class M3, 4.533s, 2033	5,468	437
Novastar Home Equity Loan
FRB Ser. 06-1, Class A2C, 2.643s, 2036	132,000	115,091
FRB Ser. 06-2, Class A2C, 2.633s, 2036	132,000	99,620
Oakwood Mortgage Investors, Inc.
Ser. 00-A, Class A3, 7.945s, 2022	166,391	128,754
Ser. 95-B, Class B1, 7.55s, 2021	78,000	43,680
Ser. 00-D, Class A3, 6.99s, 2022	39,224	37,717
Ser. 01-D, Class A3, 5.9s, 2022	25,880	18,893
Ser. 02-C, Class A1, 5.41s, 2032 (F)	429,471	361,256
Oakwood Mortgage Investors, Inc. 144A
Ser. 01-B, Class A4, 7.21s, 2030	68,469	55,953
Ocean Star PLC 144A
FRB Ser. 04, Class D, 5.016s, 2018
(Ireland)	79,000	70,389
FRB Ser. 05-A, Class D, 4.216s, 2012
(Ireland)	92,000	73,600
Option One Mortgage Loan Trust FRB
Ser. 05-4, Class M11, 4.983s, 2035	30,000	3,300
Origen Manufactured Housing Ser. 04-B,
Class A2, 3.79s, 2017	15,814	15,318
Park Place Securities, Inc. FRB
Ser. 05-WCH1, Class M4, 3.313s, 2036	33,000	9,240
Park Place Securities, Inc. 144A FRB
Ser. 04-MHQ1, Class M10, 4.983s, 2034	28,399	1,704

33

Putnam VT The George Putnam Fund of Boston

ASSET-BACKED SECURITIES (5.4%)* continued

Principal amount		Value

People’s Financial Realty Mortgage
Securities Trust FRB Ser. 06-1,
Class 1A2, 2.613s, 2036	$205,000	$164,000
Permanent Financing PLC FRB
Ser. 3, Class 3C, 3.846s, 2042
(United Kingdom)	160,000	158,504
Pillar Funding PLC 144A
FRB Ser. 04-1A, Class C1, 3.813s, 2011
(United Kingdom)	275,000	239,364
FRB Ser. 04-2A, Class C, 3.656s, 2011
(United Kingdom)	109,000	91,388
Residential Asset Mortgage Products, Inc.
FRB Ser. 06-NC3, Class A2,
2.673s, 2036	199,479	172,091
FRB Ser. 07-RZ1, Class A2,
2.643s, 2037	206,000	151,431
Residential Asset Securities Corp. 144A
FRB Ser. 05-KS10, Class B,
5.233s, 2035	150,000	3,000
Ser. 04-NT, Class Note, 4 1/2s, 2034
(In default) †	9,910	595
SAIL Net Interest Margin Notes 144A
Ser. 03-3, Class A, 7 3/4s, 2033
(Cayman Islands) (In default) †	783	—
Ser. 04-4A, Class B, 7 1/2s, 2034
(Cayman Islands) (In default) †	36,851	4
Securitized Asset Backed Receivables, LLC
FRB Ser. 05-HE1, Class M2,
3.133s, 2035	50,000	15,000
FRB Ser. 07-NC2, Class A2B,
2.623s, 2037	193,000	130,275
SG Mortgage Securities Trust FRB
Ser. 06-OPT2, Class A3D, PO,
2.693s, 2036	226,000	106,333
Soundview Home Equity Loan Trust
FRB Ser. 06-OPT3, Class 2A3,
2.653s, 2036	107,000	82,925
FRB Ser. 06-3, Class A3, 2.643s, 2036	619,000	489,495
Soundview Home Equity Loan Trust
144A FRB
Ser. 05-CTX1, Class B1, 4.983s, 2035	82,000	4,920
Structured Asset Investment Loan
Trust FRB
Ser. 06-BNC2, Class A6, 2.743s, 2036	107,000	51,801
Structured Asset Investment Loan Trust
144A FRB
Ser. 05-HE3, Class M11, 4.983s, 2035	166,000	3,525
Structured Asset Receivables Trust
144A FRB
Ser. 05-1, 3.318s, 2015	701,976	653,497
TIAA Real Estate CDO, Ltd. Ser. 03-1A,
Class E, 8s, 2038	184,000	101,971
WFS Financial Owner Trust Ser. 05-1,
Class D, 4.09s, 2012	18,593	18,458

ASSET-BACKED SECURITIES (5.4%)* continued

	Principal amount		Value

Whinstone Capital Management,
Ltd. 144A FRB Ser. 1A,
Class B3, 3.82s, 2044
(United Kingdom)		$90,076	$64,990

Total asset-backed securities (cost $25,435,912)			$20,573,028

PURCHASED OPTIONS OUTSTANDING (1.9%)*

	Expiration date/	Contract
	strike price	amount	Value

Option on an interest
rate swap with Lehman
Brothers Special
Financing, Inc. for the
right to receive a fixed
rate of 5.37% versus
the three month USD-
LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.37	$14,643,000	$814,590
Option on an interest
rate swap with JPMorgan
Chase Bank, N.A. for the
right to receive a fixed
rate of 5.355% versus
the three month USD-
LIBOR-BBA maturing on
November 12, 2019.	Nov-09/5.355	14,643,000	804,486
Option on an interest
rate swap with Goldman
Sachs International for
the right to receive a
fixed rate of 5.355%
versus the three month
USD-LIBOR-BBA
maturing
November 12, 2019.	Nov-09/5.355	14,643,000	804,486
Option on an interest
rate swap with Goldman
Sachs International for
the right to pay a fixed
rate of 5.355% versus
the three month
USD-LIBOR-BBA
maturing on
November 12, 2019.	Nov-09/5.355	14,643,000	411,029
Option on an interest
rate swap with Lehman
Brothers Special
Financing, Inc. for the
right to pay a fixed rate of
5.37% versus the three
month USD-LIBOR-
BBA maturing
November 12, 2019.	Nov-09/5.37	14,643,000	404,586

34

Putnam VT The George Putnam Fund of Boston

PURCHASED OPTIONS OUTSTANDING (1.9%)* continued

	Expiration date/	Contract
	strike price	amount	Value

Option on an interest
rate swap with JPMorgan
Chase Bank, N.A. for the
right to pay a fixed rate of
5.355% versus the three
month USD-LIBOR-
BBA maturing
November 12, 2019.	Nov-09/5.355	$14,643,000	$411,029
Option on an interest
rate swap with Lehman
Brothers Special
Financing, Inc. for the
right to receive
a fixed rate of 5.315%
versus the three
month USD-LIBOR-
BBA maturing
February 7, 2023.	Feb-13/5.315	19,820,000	1,108,136
Option on an interest
rate swap with Lehman
Brothers Special
Financing, Inc. for the
right to pay a
fixed rate of 5.315%
versus the three
month USD-LIBOR-
BBA maturing
February 7, 2023.	Feb-13/5.315	19,820,000	1,035,199
Option on an interest
rate swap with Goldman
Sachs International for
the right to receive a
fixed rate of 5.325%
versus the three month
USD-LIBOR-BBA
maturing April 08, 2019.	Apr-09/5.325	7,048,000	367,694
Option on an interest
rate swap with JPMorgan
Chase Bank, N.A. for the
right to receive a fixed
rate of 5.315% versus
the three month
USD-LIBOR-BBA
maturing on
April 08, 2019.	Apr-09/5.315	7,048,000	364,029
Option on an interest
rate swap with
Deutschbank for the
right to receive
a fixed rate of 5.385%
versus the three
month USD-LIBOR-
BBA maturing
April 16, 2019.	Apr-09/5.385	5,560,000	307,802

PURCHASED OPTIONS OUTSTANDING (1.9%)* continued

	Expiration date/	Contract
	strike price	amount	Value

Option on an interest
rate swap with JPMorgan
Chase Bank, N.A. for the
right to pay a fixed rate of
5.315% versus the three
month USD-LIBOR-
BBA maturing on
April 08, 2019.	Apr-09/5.315	$7,048,000	$126,582
Option on an interest
rate swap with Goldman
Sachs International for
the right to pay a fixed
rate of 5.325%
versus the three month
USD-LIBOR-BBA
maturing April 08, 2019.	Apr-09/5.325	7,048,000	124,750
Option on an interest
rate swap with
Deutschbank for the
right to pay a fixed rate
of 5.385% versus the
three month
USD-LIBOR-BBA
maturing
April 16, 2019.	Apr-09/5.385	5,560,000	92,741

Total purchased options outstanding (cost $6,496,528)			$7,177,139

SENIOR LOANS (0.9%)* (c)

Principal amount			Value

Basic Materials (0.1%)
Aleris International, Inc. bank term
loan FRN Ser. B, 4.563s, 2013		$51,869	$44,802
Georgia-Pacific, LLC bank term loan
FRN Ser. B, 4.449s, 2013		77,602	73,164
Momentive Performance Materials, Inc.
bank term loan FRN 4 3/4s, 2013		76,973	70,276
NewPage Holding Corp. bank term loan
FRN 6.563s, 2014		77,610	76,970
			265,212

Capital Goods (0.1%)
Allied Waste Industries, Inc. bank term
loan FRN 6.82s, 2012		16,897	16,676
Allied Waste Industries, Inc. bank term
loan FRN 4.268s, 2012		28,103	27,736
Hawker Beechcraft Acquisition Co., LLC
bank term loan FRN 2.1s, 2014		4,178	3,914
Hawker Beechcraft Acquisition Co., LLC
bank term oan FRN Ser. B, 4.801s, 2014		71,510	66,996
Polypore, Inc. bank term loan FRN Ser. B,
4.74s, 2014		77,608	74,310
Sequa Corp. bank term loan FRN
6.025s, 2014		135,021	128,354
Wesco Aircraft Hardware Corp. bank
term loan FRN 5.06s, 2013		78,000	75,514
			393,500

35

Putnam VT The George Putnam Fund of Boston

SENIOR LOANS (0.9%)* (c) continued

	Principal amount	Value

Communication Services (0.1%)
Cricket Communications, Inc. bank
term loan FRN Ser. B, 6 1/2s, 2013	$77,604	$76,354
Crown Castle International Corp. bank
term loan FRN 4.301s, 2014	38,804	36,904
Intelsat Corp. bank term loan FRN
Ser. B2, 5.184s, 2011	25,932	24,581
Intelsat Corp. bank term loan FRN
Ser. B2-A, 5.184s, 2013	25,939	24,588
Intelsat Corp. bank term loan FRN
Ser. B2-C, 5.184s, 2013	25,932	24,581
Level 3 Communications, Inc. bank
term loan FRN 4.893s, 2014	78,000	71,936
MetroPCS Wireless, Inc. bank term loan
FRN 4.989s, 2013	77,605	74,076
PAETEC Holding Corp. bank term loan
FRN Ser. B1, 4.983s, 2013	76,064	72,641
Time Warner Telecom, Inc. bank term
loan FRN Ser. B, 4.49s, 2013	77,606	74,211
West Corp. bank term loan FRN
5.092s, 2013	77,803	71,134
		551,006

Consumer Cyclicals (0.2%)
Allison Transmission bank term loan
FRN Ser. B, 5.333s, 2014	77,609	69,088
Aramark Corp. bank term loan FRN
4.83s, 2014	4,659	4,393
Aramark Corp. bank term loan FRN
Ser. B, 4.676s, 2014	73,341	69,149
Dana Corp. bank term loan FRN
6 3/4s, 2015	77,610	70,754
Goodman Global Holdings, Inc. bank
term loan FRN Ser. B, 7.502s, 2011	64,000	63,080
Goodyear Tire & Rubber Co. (The) bank
term loan FRN 4.54s, 2010	78,000	70,541
Harrah’s Operating Co., Inc. bank term
loan FRN Ser. B2, 5.919s, 2015	77,805	70,943
Lear Corp bank term loan FRN
5.133s, 2013	77,764	70,895
National Bedding Co. bank term loan
FRN 4.605s, 2011	33,914	27,131
Navistar Financial Corp. bank term loan
FRN 5.754s, 2012	20,800	19,630
Navistar International Corp. bank term
loan FRN 6.234s, 2012	57,200	53,983
Yankee Candle Co., Inc. bank term loan
FRN 4.805s, 2014	46,000	41,774
		631,361

Consumer Staples (0.2%)
Affinion Group, Inc. bank term loan
FRN Ser. B, 5.17s, 2013	78,000	75,140
Cablevision Systems Corp. bank term loan
FRN 4.225s, 2013	77,603	73,602

SENIOR LOANS (0.9%)* (c) continued

	Principal amount	Value

Consumer Staples continued
Charter Communications, Inc. bank
term loan FRN 4.9s, 2014	$77,805	$68,168
Cinemark USA, Inc. bank term loan
FRN 4.482s, 2013	78,000	74,149
DirecTV Holdings, LLC bank term loan
FRN 5 1/4s, 2013	175,000	173,731
Idearc, Inc. bank term loan FRN Ser. B,
4.787s, 2014	77,803	62,026
Paxson Communications Corp. bank
term loan FRN Ser. B, 5.963s, 2012	130,000	104,000
Pinnacle Foods Holding Corp. bank
term loan FRN Ser. B, 5.37s, 2014	77,608	72,156
Spectrum Brands, Inc. bank term loan
FRN 2.309s, 2013	4,977	4,705
Spectrum Brands, Inc. bank term loan
FRN Ser. B1, 6.633s, 2013	72,824	69,061
Univision Communications, Inc. bank
term loan FRN Ser. B, 5.124s, 2014	78,000	63,941
VNU Group BV bank term loan FRN
Ser. B, 4.734s, 2013 (Netherlands)	77,803	72,426
		913,105

Financial (—%)
Lender Processing Services, Inc. bank
term loan FRN Ser. B, 5.188s, 2014	110,000	109,725

Health Care (0.1%)
Health Management Associates, Inc.
bank term loan FRN 4.551s, 2014	74,121	68,784
IASIS Healthcare, LLC/IASIS Capital
Corp. bank term loan FRN 7.62s, 2014	4,986	4,716
IASIS Healthcare, LLC/IASIS Capital
Corp. bank term loan FRN Ser. B,
4.483s, 2014	54,041	51,114
IASIS Healthcare, LLC/IASIS Capital
Corp. bank term loan FRN Ser. DD,
4.483s, 2014	18,699	17,686
Sun Healthcare Group, Inc. bank term
loan FRN 2.596s, 2014	13,004	12,094
Sun Healthcare Group, Inc. bank term
loan FRN Ser. B, 4.789s, 2014	39,475	36,712
Sun Healthcare Group, Inc. bank term
loan FRN Ser. DD, 4.912s, 2014	8,035	7,473
		198,579

Technology (0.1%)
First Data Corp. bank term loan FRN
Ser. B1, 5.261s, 2014	77,609	71,138
Freescale Semiconductor, Inc. bank
term loan FRN Ser. B, 4.209s, 2013	50,742	45,808
SunGard Data Systems, Inc. bank
term loan FRN 4.508s, 2014	77,803	73,553
Travelport bank term loan FRN Ser. B,
4.733s, 2013	31,160	27,940
Travelport bank term loan FRN Ser. DD,
4.733s, 2013	46,604	41,851
		260,290

36

Putnam VT The George Putnam Fund of Boston

SENIOR LOANS (0.9%)* (c) continued

		Principal amount		Value

Utilities & Power (—%)
Energy Future Holdings Corp. bank
term loan FRN Ser. B2, 6.235s, 2014			$77,805	$71,948
NRG Energy, Inc. bank term loan FRN
4.346s, 2014			24,637	23,423
NRG Energy, Inc. bank term loan FRN
4.301s, 2014			50,297	47,817
				143,188

Total senior loans (cost $3,365,066)				$3,465,966

INVESTMENT COMPANIES (0.2%)* (cost $1,119,901)

			Shares	Value

American Capital Strategies, Ltd.			33,000	$784,410

CONVERTIBLE PREFERRED STOCKS (0.2%)* (cost $667,000)

			Shares	Value

Citigroup, Inc. Ser. T, $3.25 cv. pfd.			13,340	$580,290

CONVERTIBLE BONDS AND NOTES (0.1%)* (cost $578,000)

		Principal amount		Value

Ford Motor Co. cv. sr. notes 4 1/4s, 2036		$578,000		$420,495

MUNICIPAL BONDS AND NOTES (0.1%)*

			Principal
		Rating**	amount	Value

MI Tobacco Settlement Fin. Auth.
Rev. Bonds, Ser. A, 7.309s, 6/1/34		Baa3	$135,000	$123,772
Tobacco Settlement Fin. Auth.
of WVA Rev. Bonds, Ser. A,
7.467s, 6/1/47		Baa3	180,000	160,801

Total municipal bonds and notes (cost $314,986)				$284,573

WARRANTS (—%)* † (cost $37,944)

	Expiration	Strike
	date	price	Warrants	Value
Raytheon Co.	6/16/11	$37.50	3,552	$69,086

SHORT-TERM INVESTMENTS (4.6%)*

Principal amount/shares		Value

Short-term investments held
as collateral for loaned securities
with yields ranging from 2.00% to
3.75% and due dates ranging from
July 1, 2008 to August19, 2008 (d)	$10,405,384	$10,393,575
U.S. Treasury Bills for an effective
yield of 1.34%, maturity
September 18, 2008	715,000	712,835
Putnam Prime Money Market
Fund (e)	6,412,268	6,412,268

Total short-term investments (cost $17,518,678)		$17,518,678

Total investments (cost $743,721,623)		$714,195,421

Key to holding’s currency abbreviations

EUR Euro

* Percentages indicated are based on net assets of $380,995,532.

** The Moody’s, Standard & Poor’s or Fitch ratings indicated are believed to be the most recent ratings available at June 30, 2008 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at June 30, 2008. Securities rated by Putnam are indicated by“/P.” Securities rated by Fitch are indicated by“/F.” The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at June 30, 2008 and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.

† Non-income-producing security.

# A portion of these securities were pledged and segregated with the custodian to cover margin requirements for futures contracts at June 30, 2008.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly.These loans pay interest at rates which adjust periodically.The interest rates shown for senior loans are the current interest rates at June 30, 2008. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 6).

(d) See Note 1 to the financial statements.

(e) See Note 5 to the financial statements regarding investments in Putnam Prime Money Market Fund.

(F) Is valued at fair value following procedures approved by theTrustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on the securities valuation inputs.

(R) Real Estate InvestmentTrust.

(S) Securities on loan, in part or in entirety, at June 30, 2008.

At June 30, 2008, liquid assets totaling $182,862,807 have been designated as collateral for open forward commitments and swap contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

TBA after the name of a security represents to be announced securities (Note 1).

37

Putnam VT The George Putnam Fund of Boston

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at June 30, 2008.

The dates shown on debt obligations are the original maturity dates.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at June 30, 2008.

FUTURES CONTRACTS OUTSTANDING at 6/30/08 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro-Dollar
90 day (Short)	64	$15,435,200	Jun-09	$126,326
Euro-Dollar
90 day (Short)	190	45,702,125	Sep-09	379,233
Euro-Dollar
90 day (Short)	177	42,451,238	Dec-09	383,369
Euro-Dollar
90 day (Short)	11	2,632,988	Mar-10	15,821
S&P 500 Index
(Long)	1	320,275	Sep-08	21
S&P 500 Index
E-Mini (Long)	454	29,078,700	Sep-08	(1,652,899)
U.S. Treasury
Bond 20 yr (Long)	356	41,151,375	Sep-08	854,045
U.S. Treasury Note
2 yr (Short)	2461	519,770,891	Sep-08	(449,436)
U.S. Treasury Note
5 yr (Short)	1082	119,620,172	Sep-08	221,098
U.S. Treasury Note
10 yr (Long)	1473	167,806,922	Sep-08	855,028
U.S. Treasury Note
10 yr (Short)	2	227,844	Sep-08	(2,973)

Total				$729,633

WRITTEN OPTIONS OUTSTANDING at 6/30/08
(premiums received $6,018,480) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate
swap with Lehman Brothers
Special Financing, Inc. for the
obligation to pay a fixed rate of
5.31% versus the three month
USD-LIBOR-BBA maturing
on August 29, 2018.	$17,456,000	Aug-08/5.31	$858,486
Option on an interest rate
swap with Lehman Brothers
Special Financing, Inc. for the
obligation to receive a fixed
rate of 5.31% versus the three
month USD-LIBOR-BBA
maturing on August 29, 2018.	17,456,000	Aug-08/5.31	43,291

WRITTEN OPTIONS OUTSTANDING at 6/30/08
(premiums received $6,018,480) (Unaudited) continued

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the obligation
to pay a fixed rate of 5.00%
versus the three month
USD-LIBOR-BBA maturing
on December 19, 2018.	$10,881,000	Dec-08/5.00	$371,586
Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the obligation
to receive a fixed rate of 5.00%
versus the three month
USD-LIBOR-BBA maturing
on December 19, 2018.	10,881,000	Dec-08/5.00	207,065
Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the obligation
to pay a fixed rate of 5.215%
versus the three month
USD-LIBOR-BBA maturing
on February 18, 2020.	13,848,000	Feb-10/5.215	687,692
Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the obligation
to pay a fixed rate of 5.22%
versus the three month
USD-LIBOR-BBA maturing
on February 24, 2020.	8,959,000	Feb-10/5.22	447,144
Option on an interest rate
swap with Lehman Brothers
Special Financing, Inc. for the
obligation to pay a fixed rate of
2.36% versus the three month
USD-LIBOR-BBA maturing
September 22, 2010.	32,833,000	Sep-08/2.36	8,865
Option on an interest rate
swap with Lehman Brothers
Special Financing, Inc. for the
obligation to receive a fixed
rate of 2.36% versus the three
month USD-LIBOR-BBA
maturing September 22, 2010.	32,833,000	Sep-08/2.36	873,358
Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the obligation
to receive a fixed rate of
5.215% versus the three month
USD-LIBOR-BBA maturing
on February 18, 2020.	13,848,000	Feb-10/5.215	503,652
Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the obligation
to pay a fixed rate of 5.08%
versus the three month
USD-LIBOR-BBA maturing
on February 24, 2020.	8,959,000	Feb-10/5.08	398,317

38

Putnam VT The George Putnam Fund of Boston

WRITTEN OPTIONS OUTSTANDING at 6/30/08
(premiums received $6,018,480) (Unaudited) continued

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the obligation
to receive a fixed rate of 5.08%
versus the three month
USD-LIBOR-BBA maturing
on February 24, 2020.	$8,959,000	Feb-10/5.08	$370,275
Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the obligation
to receive a fixed rate of 5.22%
versus the three month
USD-LIBOR-BBA maturing
on February 24, 2020.	8,959,000	Feb-10/5.22	326,376
Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the obligation
to pay a fixed rate of 5.51%
versus the three month
USD-LIBOR-BBA maturing
on May 14, 2022.	3,872,000	May-12/5.51	245,252
Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the obligation
to receive a fixed rate of 5.51%
versus the three month
USD-LIBOR-BBA maturing
on May 14, 2022.	3,872,000	May-12/5.51	169,323
Option on an interest rate
swap with Lehman Brothers
Special Financing, Inc. for the
obligation to pay a fixed rate of
4.935% versus the three month
USD-LIBOR-BB maturing
March 02, 2019.	4,411,000	Feb-09/4.935	147,592
Option on an interest rate
swap with Lehman Brothers
Special Financing, Inc. for the
obligation to pay a fixed rate of
5.515% versus the three month
USD-LIBOR-BBA maturing
on May 14, 2022.	1,936,000	May-12/5.515	123,168
Option on an interest rate
swap with Lehman Brothers
Special Financing, Inc. for the
obligation to receive a fixed
rate of 4.935% versus the three
month USD-LIBOR-BBA
maturing March 02, 2019.	4,411,000	Feb-09/4.935	118,656
Option on an interest rate
swap with Lehman Brothers
Special Financing, Inc. for the
obligation to receive a fixed
rate of 5.515% versus the three
month USD-LIBOR-BBA
maturing on May 14, 2022.	1,936,000	May-12/5.515	84,429

WRITTEN OPTIONS OUTSTANDING at 6/30/08
(premiums received $6,018,480) (Unaudited) continued

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate
swap with Lehman Brothers
Special Financing, Inc. for the
obligation to pay a fixed rate of
5.52% versus the three month
USD-LIBOR-BBA maturing
on May 14, 2022.	$774,500	May-12/5.52	$49,336
Option on an interest rate
swap with Lehman Brothers
Special Financing, Inc. for the
obligation to receive a fixed
rate of 5.52% versus the three
month USD-LIBOR-BBA
maturing on May 14, 2022.	774,500	May-12/5.52	33,637

Total			$6,067,500

TBA SALE COMMITMENTS OUTSTANDING at 6/30/08
(proceeds receivable $131,392,773) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

FNMA, 6 1/2s, July 1, 2038	$6,000,000	7-14-08	$6,171,563
FNMA, 5 1/2s, July 1, 2038	95,000,000	7-14-08	93,604,688
FNMA, 5s, July 1, 2038	34,000,000	7-14-08	32,578,905

Total			$132,355,156

39

Putnam VT The George Putnam Fund of Boston

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/08 (Unaudited)

	Upfront		Payments	Payments	Unrealized
Swap counterparty /	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.

$4,247,000	$—	1/28/24	3 month USD-LIBOR-BBA	5.2125%	$233,268

8,258,000	—	6/6/18	4.6675%	3 month USD-LIBOR-BBA	(8,059)

3,900,000	—	3/30/09	3.075%	3 month USD-LIBOR-BBA	(31,181)

5,058,000	—	5/23/10	3 month USD-LIBOR-BBA	3.155%	(29,173)

13,480,000	—	12/22/09	3.965%	3 month USD-LIBOR-BBA	(126,424)

14,400,000	—	1/14/10	3 month USD-LIBOR-BBA	4.106%	349,281

13,300,000	—	4/6/10	4.6375%	3 month USD-LIBOR-BBA	(329,139)

2,740,000	—	6/17/15	4.555%	3 month USD-LIBOR-BBA	(15,747)

990,000	—	6/23/15	4.466%	3 month USD-LIBOR-BBA	(89)

410,000	—	6/23/15	4.45%	3 month USD-LIBOR-BBA	358

500,000	—	6/24/15	4.39%	3 month USD-LIBOR-BBA	2,276

7,400,000	—	10/21/15	4.943%	3 month USD-LIBOR-BBA	(236,242)

482,000	—	10/3/16	5.15630%	3 month USD-LIBOR-BBA	(22,551)

5,000,000	—	9/1/15	3 month USD-LIBOR-BBA	4.53%	77,590

3,867,000	—	5/8/28	4.95%	3 month USD-LIBOR-BBA	(22,704)

3,725,000	—	5/15/18	4.48%	3 month USD-LIBOR-BBA	47,750

Bear Stearns Bank plc
4,300,000	—	4/24/12	5.027%	3 month USD-LIBOR-BBA	(158,241)

Citibank, N.A.
570,000	—	4/7/14	5.377%	3 month USD-LIBOR-BBA	(33,086)

12,130,000	—	7/27/09	5.504%	3 month USD-LIBOR-BBA	(519,215)

3,628,000	—	10/26/12	4.6275%	3 month USD-LIBOR-BBA	(75,173)

10,917,000	—	11/9/09	4.387%	3 month USD-LIBOR-BBA	(185,165)

11,219,000	—	11/9/17	5.0825%	3 month USD-LIBOR-BBA	(413,036)

410,000	—	11/9/17	3 month USD-LIBOR-BBA	5.07641%	14,898

16,939,000	—	12/24/09	3 month USD-LIBOR-BBA	3.8675%	134,279

3,188,000	—	12/24/27	4.9425%	3 month USD-LIBOR-BBA	(8,245)

Credit Suisse First Boston International
10,700,000	—	11/17/09	3.947%	3 month USD-LIBOR-BBA	(110,825)

1,590,000	—	10/7/14	3 month USD-LIBOR-BBA	4.624%	25,153

Credit Suisse International
516,000	—	8/29/12	5.04556%	3 month USD-LIBOR-BBA	(25,379)

536,000	—	3/21/16	3 month USD-LIBOR-BBA	5.20497%	30,620

929,000	—	10/16/17	3 month USD-LIBOR-BBA	5.297%	51,306

711,000	—	9/28/16	5.10886%	3 month USD-LIBOR-BBA	(35,842)

Deutsche Bank AG
2,129,000	—	10/16/17	3 month USD-LIBOR-BBA	5.297%	117,578

1,470,000	—	11/7/17	3 month USD-LIBOR-BBA	5.056%	51,144

Goldman Sachs International
3,195,000	—	3/11/38	5.029%	3 month USD-LIBOR-BBA	(72,179)

62,000	—	4/2/18	4.076%	3 month USD-LIBOR-BBA	2,668

15,916,000	—	4/3/18	3 month USD-LIBOR-BBA	4.19%	(538,002)

6,082,000	—	4/8/10	3 month USD-LIBOR-BBA	2.64%	(86,471)

7,029,000	—	4/23/18	4.43%	3 month USD-LIBOR-BBA	111,429

6,968,000	—	5/19/18	4.525%	3 month USD-LIBOR-BBA	66,672

5,536,000	—	5/30/28	5.014%	3 month USD-LIBOR-BBA	(72,093)

5,434,000	—	9/29/08	5.085%	3 month USD-LIBOR-BBA	(98,605)

1,750,000	—	9/29/16	3 month USD-LIBOR-BBA	5.1275%	89,903

434,000	—	10/19/16	5.32413%	3 month USD-LIBOR-BBA	(24,688)

4,000,000	—	7/25/09	5.327%	3 month USD-LIBOR-BBA	(161,517)

40

Putnam VT The George Putnam Fund of Boston

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/08 (Unaudited) continued

	Upfront		Payments	Payments	Unrealized
Swap counterparty /	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Goldman Sachs International continued
$20,959,000	$—	11/20/08	5.16%	3 month USD-LIBOR-BBA	$(238,921)

4,715,000	—	11/20/26	3 month USD-LIBOR-BBA	5.261%	214,332

20,449,000	—	11/21/08	5.0925%	3 month USD-LIBOR-BBA	(227,057)

4,531,000	—	11/21/26	3 month USD-LIBOR-BBA	5.2075%	176,015

2,392,000	—	12/20/16	3 month USD-LIBOR-BBA	5.074%	84,089

2,890,000	—	1/8/12	3 month USD-LIBOR-BBA	4.98%	140,418

2,000,000	—	10/1/17	3 month USD-LIBOR-BBA	5.253%	105,728

390,000	—	11/9/17	3 month USD-LIBOR-BBA	5.071%	14,008

1,720,000	—	4/7/14	5.33842%	3 month USD-LIBOR-BBA	(96,176)

618,000	—	5/3/16	5.565%	3 month USD-LIBOR-BBA	(44,583)

1,905,000	—	9/14/14	4.906%	3 month USD-LIBOR-BBA	(76,895)

929,000	—	9/14/17	5.0625%	3 month USD-LIBOR-BBA	(42,846)

9,407,000	—	9/19/09	3 month USD-LIBOR-BBA	4.763%	290,290

15,048,200	—	9/21/09	3 month USD-LIBOR-BBA	4.60%	421,713

4,189,200	—	9/21/17	5.149%	3 month USD-LIBOR-BBA	(216,951)

280,000	—	11/9/17	3 month USD-LIBOR-BBA	5.08%	10,254

27,362,000	—	1/16/18	5.790%	3 month USD-LIBOR-BBA	(2,974,223)

JPMorgan Chase Bank, N.A.
6,000,000	—	6/27/18	3 month USD-LIBOR-BBA	4.8305%	74,543

15,000,000	—	6/13/13	4.47%	3 month USD-LIBOR-BBA	(155,864)

4,000,000	—	2/13/18	3 month USD-LIBOR-BBA	4.29125%	(63,139)

2,295,000	—	2/15/18	3 month USD-LIBOR-BBA	5.34%	160,031

625,000	—	2/15/13	3 month USD-LIBOR-BBA	3.585%	(10,256)

1,065,000	—	2/15/18	3 month USD-LIBOR-BBA	4.422%	(5,546)

625,000	—	2/15/13	3.585%	3 month USD-LIBOR-BBA	10,256

1,065,000	—	2/15/18	4.422%	3 month USD-LIBOR-BBA	5,546

4,900,000	—	4/23/17	5.186%	3 month USD-LIBOR-BBA	(226,376)

14,320,000	—	8/15/11	5.412%	3 month USD-LIBOR-BBA	(862,524)

40,974,000	—	3/5/18	4.325%	3 month USD-LIBOR-BBA	573,265

8,235,000	—	3/7/18	4.45%	3 month USD-LIBOR-BBA	31,657

5,125,000	—	3/12/18	3 month USD-LIBOR-BBA	4.4525%	(21,698)

1,997,000	—	3/11/38	5.0025%	3 month USD-LIBOR-BBA	(36,705)

14,538,000	—	3/11/38	5.03%	3 month USD-LIBOR-BBA	(330,657)

29,302,000	—	3/15/10	3 month USD-LIBOR-BBA	2.5%	(263,021)

14,862,000	—	3/20/13	3 month USD-LIBOR-BBA	3.145%	(567,919)

42,805,000	—	3/20/13	3 month USD-LIBOR-BBA	3.13%	(1,665,325)

65,552,000	—	3/25/10	3 month USD-LIBOR-BBA	2.325%	(847,416)

32,193,000	—	3/26/10	3 month USD-LIBOR-BBA	2.33375%	(412,125)

20,000,000	—	1/17/16	4.946%	3 month USD-LIBOR-BBA	(890,071)

497,000	—	9/18/16	5.291%	3 month USD-LIBOR-BBA	(31,715)

13,450,000	—	4/8/13	3 month USD-LIBOR-BBA	3.58406%	(350,199)

6,366,000	—	9/28/08	5.096%	3 month USD-LIBOR-BBA	(117,687)

8,430,000	—	5/23/10	3 month USD-LIBOR-BBA	3.16%	(47,735)

12,000,000	—	3/7/15	3 month USD-LIBOR-BBA	4.798%	408,454

9,100,000	—	6/27/17	3 month USD-LIBOR-BBA	5.712%	737,033

12,220,000	—	7/5/17	3 month USD-LIBOR-BBA	4.55%	127,109

7,100,000	—	10/10/13	5.054%	3 month USD-LIBOR-BBA	(288,535)

9,880,000	—	10/10/13	5.09%	3 month USD-LIBOR-BBA	(420,984)

20,905,000	—	11/20/08	5.165%	3 month USD-LIBOR-BBA	(240,788)

4,702,000	—	11/20/26	3 month USD-LIBOR-BBA	5.266%	216,636

41

Putnam VT The George Putnam Fund of Boston

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/08 (Unaudited) continued

	Upfront		Payments	Payments	Unrealized
Swap counterparty /	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

JPMorgan Chase Bank, N.A. continued
$700,000	$—	7/25/17	3 month USD-LIBOR-BBA	5.652%	$66,792

435,000	—	12/19/16	5.0595%	3 month USD-LIBOR-BBA	(14,864)

1,351,000	—	1/19/17	3 month USD-LIBOR-BBA	5.249%	86,891

5,311,000	—	1/19/09	5.24%	3 month USD-LIBOR-BBA	(158,834)

6,147,000	—	1/31/17	3 month USD-LIBOR-BBA	5.415%	471,103

11,932,000	—	3/8/17	3 month USD-LIBOR-BBA	5.28%	761,550

2,050,000	—	9/28/16	3 month USD-LIBOR-BBA	5.1223%	105,134

2,380,000	—	6/16/15	4.538%	3 month USD-LIBOR-BBA	(11,600)

590,000	—	6/24/15	4.387%	3 month USD-LIBOR-BBA	2,792

8,280,000	—	6/29/15	3 month USD-LIBOR-BBA	4.296%	(86,265)

1,659,000	—	8/2/15	3 month USD-LIBOR-BBA	4.6570%	41,419

24,000,000	—	8/13/12	3 month USD-LIBOR-BBA	5.2%	1,351,410

4,145,000	—	8/29/17	5.2925%	3 month USD-LIBOR-BBA	(270,593)

1,154,000	—	8/29/17	5.263%	3 month USD-LIBOR-BBA	(72,877)

15,048,200	—	9/21/09	3 month USD-LIBOR-BBA	4.6125%	424,472

4,189,200	—	9/21/17	5.15%	3 month USD-LIBOR-BBA	(217,255)

1,386,000	—	9/27/17	5.2335%	3 month USD-LIBOR-BBA	(80,919)

2,705,000	—	10/30/12	4.68375%	3 month USD-LIBOR-BBA	(62,358)

920,000	—	11/7/17	3 month USD-LIBOR-BBA	5.05771%	32,131

10,917,000	—	11/9/09	4.3975%	3 month USD-LIBOR-BBA	(186,859)

11,219,000	—	11/9/17	5.0895%	3 month USD-LIBOR-BBA	(419,096)

13,247,000	—	12/11/17	3 month USD-LIBOR-BBA	4.65%	19,341

3,188,000	—	12/24/27	4.9675%	3 month USD-LIBOR-BBA	(18,303)

20,400,000	—	8/4/08	3 month USD-LIBOR-BBA	5.40%	409,198

11,300,000	—	8/4/16	3 month USD-LIBOR-BBA	5.5195%	943,852

12,000,000	—	9/2/15	3 month USD-LIBOR-BBA	4.4505%	$124,408

6,700,000	—	10/21/15	4.916%	3 month USD-LIBOR-BBA	(202,287)

9,236,000	—	1/18/18	4.27625%	3 month USD-LIBOR-BBA	143,227

711,000	—	1/24/18	4.135%	3 month USD-LIBOR-BBA	19,839

948,000	—	1/24/18	4.175%	3 month USD-LIBOR-BBA	23,347

948,000	—	1/24/18	4.1625%	3 month USD-LIBOR-BBA	24,319

22,716,000	—	1/31/18	3 month USD-LIBOR-BBA	4.25%	(425,629)

Lehman Brothers Special Financing, Inc.
7,764,000	46,698	2/26/18	4.65%	3 month USD-LIBOR-BBA	(54,236)

4,785,000	—	6/10/38	5.1275%	3 month USD-LIBOR-BBA	(122,011)

4,000,000	—	6/26/13	3 month USD-LIBOR-BBA	4.465%	37,680

9,466,000	—	3/19/13	3 month USD-LIBOR-BBA	3.0675%	(394,969)

21,402,000	—	3/20/13	3 month USD-LIBOR-BBA	3.215%	(749,636)

43,740,000	—	3/26/10	3 month USD-LIBOR-BBA	2.3525%	(544,222)

43,740,000	—	3/26/10	3 month USD-LIBOR-BBA	2.395%	(508,261)

14,862,000	—	3/20/13	3 month USD-LIBOR-BBA	3.07%	(618,754)

21,618,000	—	3/20/13	3 month USD-LIBOR-BBA	3.06%	(909,931)

59,800,000	—	3/25/13	3 month USD-LIBOR-BBA	3.2292%	(2,070,049)

20,300,000	—	3/25/38	4.583%	3 month USD-LIBOR-BBA	1,000,507

25,638,000	—	4/3/18	4.087%	3 month USD-LIBOR-BBA	1,081,010

4,048,000	—	5/30/10	3 month USD-LIBOR-BBA	3.4275%	(3,050)

2,905,000	—	4/16/18	3 month USD-LIBOR-BBA	4.405%	(49,970)

5,725,000	—	4/21/38	4.945%	3 month USD-LIBOR-BBA	3,043

9,700,000	—	5/29/12	5.28%	3 month USD-LIBOR-BBA	(436,396)

19,820,000	—	5/18/18	4.2375%	3 month USD-LIBOR-BBA	637,960

42

Putnam VT The George Putnam Fund of Boston

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/08 (Unaudited) continued

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Lehman Brothers Special Financing, Inc. continued
$45,333,000		$—	6/3/10	3 month USD-LIBOR-BBA	3.41%	$(62,683)

6,963,000		—	6/3/38	5.0975%	3 month USD-LIBOR-BBA	(148,032)

2,450,000		—	8/24/12	5.085%	3 month USD-LIBOR-BBA	(125,177)

5,093,682		—	8/29/09	5.005%	3 month USD-LIBOR-BBA	(179,386)

9,360,000		—	8/29/09	5.001%	3 month USD-LIBOR-BBA	(330,069)

1,161,000		—	8/29/17	5.29125%	3 month USD-LIBOR-BBA	(75,996)

1,309,271		—	8/29/12	5.075%	3 month USD-LIBOR-BBA	(66,242)

12,020,000		—	12/28/16	5.084%	3 month USD-LIBOR-BBA	(423,506)

316,782		—	8/29/17	3 month USD-LIBOR-BBA	5.32%	21,419

23,574,000		—	8/3/08	3 month USD-LIBOR-BBA	5.425%	475,743

9,007,000		—	8/3/11	5.445%	3 month USD-LIBOR-BBA	(557,286)

29,597,000		—	8/3/16	5.5675%	3 month USD-LIBOR-BBA	(2,573,243)

17,860,000		—	9/8/16	5.3275%	3 month USD-LIBOR-BBA	(1,200,917)

16,520,000		—	9/29/13	5.0555%	3 month USD-LIBOR-BBA	(798,434)

6,276,000		—	10/23/08	3 month USD-LIBOR-BBA	5.26%	73,108

2,523,000		—	10/23/16	3 month USD-LIBOR-BBA	5.3275%	143,121

6,276,000		—	10/23/08	5.255%	3 month USD-LIBOR-BBA	(72,924)

2,523,000		—	10/23/16	5.325%	3 month USD-LIBOR-BBA	(142,680)

11,342,000		—	3/15/09	4.9298%	3 month USD-LIBOR-BBA	(299,824)

2,386,000		—	9/11/17	5.0525%	3 month USD-LIBOR-BBA	(108,833)

6,271,300		—	9/19/09	3 month USD-LIBOR-BBA	4.755%	192,756

15,048,200		—	9/24/09	3 month USD-LIBOR-BBA	4.695%	444,903

4,189,200		—	9/24/17	5.285%	3 month USD-LIBOR-BBA	(261,693)

3,628,000		—	10/26/12	4.61375%	3 month USD-LIBOR-BBA	(73,091)

540,000		—	11/7/17	3 month USD-LIBOR-BBA	5.05521%	18,755

10,917,000		—	11/9/09	4.403%	3 month USD-LIBOR-BBA	(187,710)

11,219,000		—	11/9/17	5.067%	3 month USD-LIBOR-BBA	(399,547)

490,000		—	11/9/17	3 month USD-LIBOR-BBA	5.068%	17,486

5,308,000		—	12/11/17	3 month USD-LIBOR-BBA	4.839%	84,998

16,939,000		—	12/24/09	3 month USD-LIBOR-BBA	3.84625%	128,958

2,340,000		—	4/12/12	3 month USD-LIBOR-BBA	5.087%	93,855

33,140,000		—	2/8/10	2.728%	3 month USD-LIBOR-BBA	122,285

23,983,000		—	2/7/18	4.217%	3 month USD-LIBOR-BBA	520,766

14,845,000		—	2/21/18	4.599%	3 month USD-LIBOR-BBA	(131,499)

11,000,000	(F)	—	6/30/13	3 month USD-LIBOR-BBA	4.362%	51,825

43,740,000		—	3/26/10	3 month USD-LIBOR-BBA	2.325%	(567,517)

Merrill Lynch Capital Services, Inc.
3,628,000		—	10/26/12	4.6165%	3 month USD-LIBOR-BBA	(73,507)

16,929,000		—	5/19/10	3.2925%	3 month USD-LIBOR-BBA	53,092

2,240,000		—	11/6/17	5.00693%	3 month USD-LIBOR-BBA	(69,481)

Morgan Stanley Capital Services, Inc.
409,000		—	8/29/17	5.26021%	3 month USD-LIBOR-BBA	(25,739)

522,000		—	2/20/17	5.192%	3 month USD-LIBOR-BBA	(30,464)

Total						$(17,425,667)

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on securities valuation inputs.

43

Putnam VT The George Putnam Fund of Boston

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/08 (Unaudited)

			Fixed payments	Total return	Unrealized
Swap counterparty /		Termination	received (paid) by	received by	appreciation/
Notional amount		date	fund per annum	or paid by fund	(depreciation)

Bank of America, N.A.
$3,180,000	(2)(F)	7/2/08	(Banc of America	The spread	$245,286
			Securities AAA	return of Banc
			10 yr Index	of America
			multiplied by	Securities- CMBS
			the modified	AAA 10 year Index
duration factor
minus 150 bp)

Credit Suisse International
8,475,000	(F)	8/1/08	(Beginning	The spread	307,761
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 450 bp)

Deutsche Bank AG
43,196	(F)	10/29/08	6 month USD-
LIBOR-BBA minus
			55 bp	Moody’s Corp	3,188

3,859,987		10/29/08	6 month USD-	S&P 500/	634,555
			LIBOR-BBA minus	Citigroup Pure
			5 bp	Value Index

42,730	(F)	10/31/08	6 month USD-
LIBOR-BBA minus
			55 bp	Moody’s Corp	3,094

3,858,079	(F)	10/31/08	6 month USD-	S&P 500/	691,211
			LIBOR-BBA minus	Citigroup Pure
			5 bp	Value Index

3,902,772		10/31/08	(6 month USD-	S&P 500/	(237,853)
			LIBOR-BBA plus	Citigroup Pure
			5 bp)	Value Index

3,903,203		10/29/08	(6 month USD-	S&P 500/	(197,054)
			LIBOR-BBA plus	Citigroup Pure
			5 bp)	Value Index

3,857,708	(F)	11/4/08	6 month USD-	S&P 500/	640,840
			LIBOR-BBA minus	Citigroup Pure
			5 bp	Value Index

3,900,999		11/4/08	(6 month USD-	S&P 500/	(198,108)
			LIBOR-BBA plus	Citigroup Pure
			5 bp)	Value Index

42,800	(F)	11/4/08	6 month USD-
LIBOR-BBA minus
			55 bp	Moody’s Corp	2,979

Goldman Sachs International
10,660,000	(F)	7/2/08	(Banc	The spread	441,260
			of America	return of Banc
			Securities AAA	of America
			10 year Index	Securities- CMBS
			multiplied by	AAA 10 year Index
the modified
duration factor
minus 125 bp)

519,000	(F)	9/15/11	678 bp (1 month	Ford Credit Auto	(7,217)
			USD-LIBOR-BBA)	Owner Trust
Series 2005-B
Class D

44

Putnam VT The George Putnam Fund of Boston

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/08 (Unaudited) continued

			Fixed payments	Total return	Unrealized
Swap counterparty /		Termination	received (paid) by	received by	appreciation/
Notional amount		date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International continued

$2,290,000	(F)	11/2/08	20 bp plus	The spread	$(60,735)
			change in spread	return of Banc
			of Banc	of America
			of America	Securities- CMBS
			Securities AAA	AAA 10 year Index
10 year Index
multiplied by
the modified
duration factor

JPMorgan Chase Bank, N.A.
1,911,000	(1)(F)	8/1/08	Change in spread	The spread	(196,564)
			of Lehman	return of Lehman
			Brothers AAA	Brothers AAA
			8.5+ Commercial	8.5+ CMBS Index
			Mortgage Backed	adjusted by
			Securities Index	modified
			minus 17.5 bp	duration factor

Lehman Brothers Special Financing, Inc.
5,881,000	(2)(F)	8/1/08	(Beginning	The spread	(348,249)
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index)	duration factor

5,146,000	(2)	9/1/08	(Beginning	The spread	(287,996)
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index)	duration factor

2,549,000	(1)	7/1/08	Lehman Brothers	The spread	(52,456)
			SD CMBS AAA 8.5+	return of Lehman
			Index multiplied	Brothers SD CMBS
			by the modified	AAA 8.5+ Index
duration factor
minus 75 bp

8,000,000	(1)(F)	9/1/08	66.7 bp plus	The spread	(787,200)
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index

6,400,000	(2)(F)	7/2/08	(Beginning	The spread	612,058
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 230 bp)

4,356,000	(2)	7/1/08	(Beginning	The spread	(193,896)
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 100 bp)

45

Putnam VT The George Putnam Fund of Boston

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/08 (Unaudited) continued

			Fixed payments	Total return	Unrealized
Swap counterparty /		Termination	received (paid) by	received by	appreciation/
Notional amount		date	fund per annum	or paid by fund	(depreciation)

Lehman Brothers Special Financing, Inc. continued

$3,622,000	(1)(F)	8/1/08	Lehman Brothers	The spread	$(34,974)
			SD CMBS AAA 8.5+	return of Lehman
			Index multiplied	Brothers SD CMBS
			by the modified	AAA 8.5+ Index
duration factor
plus 40 bp

3,622,000	(1)(F)	8/1/08	Lehman Brothers	The spread	(33,163)
			SD CMBS AAA 8.5+	return of Lehman
			Index multiplied	Brothers SD CMBS
			by the modified	AAA 8.5+ Index
duration factor
plus 50 bp

9,292,000	(1)(F)	8/1/08	Lehman Brothers	The spread	(119,923)
			SD CMBS AAA 8.5+	return of Lehman
			Index multiplied	Brothers SD CMBS
			by the modified	AAA 8.5+ Index
duration factor
minus 25 bp

Morgan Stanley Capital Services, Inc.
9,433,000	(1)(F)	8/1/08	Beginning	The spread	(99,396)
			of period nominal	return of Lehman
			spread of Lehman	Brothers Aaa
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor

Total					$727,448

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on securities valuation inputs.

(1) Fund receives the net fixed and total return payment if positive and pays the net fixed and total return payment if negative.

(2) Fund pays the net fixed and total return payment if positive and receives the net fixed and total return payment if negative.

CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/08 (Unaudited)

	Upfront				Fixed payments	Unrealized
Swap counterparty /	premium	Notional		Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**	amount		date	fund per annum	(depreciation)
Bank of America, N.A.

DJ ABX NA CMBX BBB Index	$635	$923,000	(F)	10/12/52	(134 bp)	$264,116

DJ ABX NA HE AAA Index	44,642	384,542	(F)	7/25/45	18 bp	13,160

Financial Security
Assurance Inc.	—	45,000	(F)	12/20/12	95 bp	(8,493)

Lehman Brothers
Holdings, 6 5/8%,
1/18/12	—	205,000		9/20/13	269 bp	(642)

Marsh & Mclennan Co.
Inc., 5 3/8%, 7/15/14	—	210,000		3/20/12	(95 bp)	(2,293)

Mattel, Inc., 7 1/4%,
7/9/12	—	40,000		3/20/13	(157.2 bp)	(1,478)

Meadwestvaco Corp.,
6.85%, 4/1/12	—	25,000		3/20/18	(177 bp)	473

Ryder System Inc.,
6.95%, 12/1/25	—	40,000		3/20/13	(135 bp)	(541)

46

Putnam VT The George Putnam Fund of Boston

CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/08 (Unaudited) continued

	Upfront					Fixed payments	Unrealized
Swap counterparty /	premium		Notional		Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**		amount		date	fund per annum	(depreciation)

Bank of America, N.A. continued
Sealed Air Corp., 5
5/8%, 7/15/13	$—		$25,000		9/20/13	(169 bp)	$(163)

Spectra Energy Capital,
6 1/4%, 2/15/13	—		40,000		9/20/14	(115 bp)	(542)

Bear Stearns International, Ltd.
GATX Corp., 8.875%,
6/1/09	—		80,000		3/20/16	(100 bp)	1,712

Citibank, N.A.
Arrow Electronic Inc.,
6 7/8%, 6/1/18	—		100,000		3/20/13	(43 bp)	1,682

Conagra Foods Inc., 7%,
10/1/28	—		385,000		9/20/10	(27 bp)	750

DJ ABX NA HE AAA Index	76,292		716,826		7/25/45	18 bp	17,027

DJ CDX NA HY Series 9
Index, 35-100% tranche	—	17,388,942			12/20/12	112 bp	(353,652)

Donnelley (R.R.) &
Sons, 4.95%, 4/1/14	—		20,000		3/20/12	(102 bp)	264

Electronic Data Systems
Corp., 6.5%, 8/1/13	—		10,000		9/20/13	(155 bp)	(444)

Hartford Financial
Services Group, 4 3/4%,
3/1/14	—		60,000		12/20/16	(75 bp)	1,880

International Lease
Finance Corp., 4.15%,
1/20/15	—		25,000		6/20/13	(222.50 bp)	820

Lexmark International,
Inc., 5.9%, 6/1/13	—		10,000		6/20/13	108.5 bp	16

Macy’s Retail Holdings,
Inc., 6 5/8%, 4/1/11	—		5,000		6/20/11	(162 bp)	49

Marsh & Mclennan Co.
Inc., 5 3/8%, 7/15/14	—		125,000		9/20/14	(105 bp)	(1,835)

Mohawk Industries,
Inc., 7.2%, 4/15/12	—		30,000		3/20/16	(140 bp)	480

Motorola, Inc., 6.5%,
9/1/25	—		120,000		3/20/13	(79 bp)	9,743

Newell Rubbermaid,
Inc., 6.35%, 7/15/28	—		20,000		6/20/13	(85 bp)	(88)

Qwest Capital Funding,
7 3/4%, 2/15/31	—		15,000		6/20/13	(263 bp)	332

Rexam PLC, 4 3/8%,
3/15/13	—		350,000		6/20/13	(145 bp)	1,015

Sara Lee Corp., 6 1/8%,
11/1/32	—		110,000		9/20/11	(43 bp)	(140)

Seat Pagine Gialle
S.P.A., 8%, 4/30/14	—	EUR	5,000		3/20/13	815 bp	(32)

Yum! Brands Inc.,
8 7/8%, 4/15/11	—		$115,000		3/20/13	(65 bp)	1,923

Credit Suisse International
DJ ABX NA HE AAA Index	91,448		601,463		7/25/45	18 bp	42,114

DJ ABX NA HE AAA Index	3,598		29,580		7/25/45	18 bp	1,172

DJ ABX NA HE AAA Index	3,298		29,580		7/25/45	18 bp	872

DJ CMB NA CMBX AA Index	(26,377)		118,000	(F)	10/12/52	(25 bp)	(6,810)

DJ CMB NA CMBX AAA Index	1,123,340		6,749,000	(F)	12/13/49	8 bp	570,470

DJ CMB NA CMBX AAA Index	1,178,527		7,523,000	(F)	2/17/51	35 bp	671,824

47

Putnam VT The George Putnam Fund of Boston

CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/08 (Unaudited) continued

	Upfront					Fixed payments	Unrealized
Swap counterparty /	premium		Notional		Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**		amount		date	fund per annum	(depreciation)

Credit Suisse International continued
Sprint Capital Corp,
8 3/8%, 3/15/12	$—		$350,000		6/20/12	(59 bp)	$28,402

Xerox Corp., 6 7/8%,
8/15/11	—		80,000		6/20/12	(86.5 bp)	815

Deutsche Bank AG
CNA Financial Corp.,
5.85%, 12/15/14	—		35,000		9/20/16	(155 bp)	(380)

DJ ABX NA CMBX AAA Index	19,896		330,000	(F)	2/17/51	35 bp	(2,331)

DJ ABX NA HE AAA Index	35,811		346,088		7/25/45	18 bp	6,416

DJ CDX NA IG Series 9
Index 30-100% tranche	—		4,010,000	(F)	12/20/12	(27.2 bp)	39,045

DJ CDX NA IG Series 9
Index 30-100% tranche	—		270,000	(F)	12/20/12	(65 bp)	(1,613)

DJ CDX NA IG Series 10
Index	101		5,000		6/20/13	(155 bp)	66

DJ iTraxx Europe Series
8 Version 1	(480)	EUR	5,000		12/20/12	(375 bp)	(144)

France Telecom, 7.25%,
1/28/13	—		$250,000		6/20/16	70 bp	(7,113)

General Electric
Capital Corp., 6%,
6/15/12	—		400,000		9/20/13	109 bp	(9,755)

Genworth Financial
Inc., 5 3/4%, 6/15/14	—		25,000		6/20/18	(143 bp)	2,028

Grohe Holding GmBh,
8 5/8%, 10/1/14	—	EUR	5,000		6/20/09	400 bp	55

iStar Financial, Inc.,
6%, 12/15/10	4,388		$65,000		3/20/09	500 bp	2,345

Packaging Corporation
of America, 5 3/4%,
8/1/13	—		40,000		9/20/13	(129 bp)	(291)

Pitney Bowes, Inc., 4
5/8%, 10/1/12	—		15,000		3/20/18	(95 bp)	(215)

PPG Industries, Inc.,
7.05%, 8/15/09	—		20,000		3/20/18	(154 bp)	(941)

Reynolds American,
Inc., 7 5/8%, 6/1/16	—		85,000		6/20/13	(105 bp)	124

Tyco Electronics Group,
6.55%, 10/1/17	—		20,000		12/20/17	(125.5 bp)	(578)

Goldman Sachs International
Any one of the
underlying securities
in the basket of BB
CMBS securities	—		1,087,000		(a)	2.461%	(159,351)

DJ ABX HE A Index	135,361		202,000		1/25/38	369 bp	(46,890)

DJ ABX HE AAA Index	47,474		202,000	(F)	1/25/38	76 bp	(61,823)

DJ CDX NA CMBX AAA Index	9,144		250,000		3/15/49	7 bp	(8,556)

DJ CDX NA HY Series 9
Index 25-35% tranche	—		1,086,000		12/20/10	108.65 bp	(44,024)

DJ CDX NA HY Series 9
Index 25-35% tranche	—		4,010,000		12/20/10	249 bp	(28,187)

DJ CDX NA HY Series 9
Index 25-35% tranche	—		2,290,000		12/20/10	305 bp	14,523

DJ CDX NA HY Series 9
Index 25-35% tranche	—		480,000		12/20/10	435 bp	17,947

DJ CDX NA HY Series 9
Index 35-100% tranche	—		993,654	(F)	12/20/10	153.5 bp	9,800

48

Putnam VT The George Putnam Fund of Boston

CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/08 (Unaudited) continued

	Upfront					Fixed payments	Unrealized
Swap counterparty /	premium		Notional		Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**		amount		date	fund per annum	(depreciation)

Goldman Sachs International continued
DJ CDX NA IG Series 10
Index	$(86,864)	$11,770,000			6/20/13	155 bp	$(4,667)

DJ CDX NA IG Series 10
Index	14,531		757,000		6/20/18	(150 bp)	4,903

DJ CDX NA IG Series 10
Index	(94,261)		7,336,000		6/20/13	155 bp	(43,029)

DJ CDX NA IG Series 10
Index	318,100	13,839,000			6/20/18	(150 bp)	142,091

DJ CDX NA IG Series 10
Index	(226,485)	11,515,000			6/20/13	155 bp	(146,068)

DJ CDX NA IG Series 10
Index	45,333		1,200,000		6/20/18	(150 bp)	30,071

DJ CDX NA IG Series 10
Index 30-100% tranche	—	12,510,000			6/20/13	(44.25 bp)	43,712

DJ CDX NA IG Series 8
Index	165,243	11,800,000			6/20/18	(150 bp)	15,167

Lehman Brothers
Holdings, 6 5/8%,
1/18/12	—		205,000		9/20/17	(67.8 bp)	21,159

Lighthouse
International Co, SA,
8%, 4/30/14	—	EUR	5,000		3/20/13	680 bp	(337)

Merrill Lynch & Co.,
5%, 1/15/15	—		$205,000		9/20/17	(59.8 bp)	19,979

Wind Acquisition
9 3/4%, 12/1/15	—	EUR	5,000		3/20/13	597 bp	412

JPMorgan Chase Bank, N.A.
CenturyTel. Inc., 6%,
4/1/17	—		$10,000		6/20/13	(95 bp)	335

Codere Finance
(Luxembourg) S.A.,
8.25%, 6/15/15	—	EUR	5,000		3/20/13	795 bp	504

DJ CDX NA HY Series 9
Index 25-35% tranche	—		$270,000		12/20/10	388.75 bp	7,111

DJ CDX NA HY Series 9
Index 25-35% tranche	—		1,114,000		12/20/10	105.5 bp	(45,994)

DJ CDX NA IG Series 9
Index	—	18,360,000		(F)	12/20/12	(13.55 bp)	282,920

DJ CMB NA CMBX AAA Index	280,374		2,240,000	(F)	12/13/49	8 bp	96,875

DJ CMB NA CMBX AAA Index	77,967		714,000	(F)	2/17/51	35 bp	29,877

DJ iTraxx Europe
Crossover Series 8
Version 1	(2,672)	EUR	20,000		12/20/12	(375 bp)	(1,328)

Freeport-McMoRan Copper
& Gold, Inc., 8 3/8%,
4/1/17	—		$15,000		6/20/12	(145 bp)	(51)

GMAC, LLC, 6 7/8%,
8/28/12	1,725		30,000		3/20/09	500 bp	(187)

iStar Financial, Inc.,
6%, 12/15/10	4,550		65,000	(F)	3/20/09	500 bp	2,667

Lehman Brothers
Holdings, 6 5/8%,
1/18/12	—		360,000		6/20/18	(135 bp)	22,251

Lexmark International,
Inc., 5.9%, 6/1/13	—		10,000		6/20/13	(113 bp)	(15)

Lexmark International,
Inc., 5.9%, 6/1/13	—		15,000		6/20/13	(113 bp)	(18)

49

Putnam VT The George Putnam Fund of Boston

CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/08 (Unaudited) continued

	Upfront				Fixed payments	Unrealized
Swap counterparty /	premium	Notional		Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**	amount		date	fund per annum	(depreciation)

JPMorgan Chase Bank, N.A. continued
Lexmark International,
Inc., 5.9%, 6/1/13	$—	$250,000		6/20/13	(113 bp)	$(361)

Nextel Communications,
7 3/8%, 8/1/15	—	85,000		9/20/13	(540 bp)	(3,490)

Lehman Brothers Special Financing, Inc.
Bear Stearns Co. Inc.,
5.3%, 10/30/15	—	205,000		9/20/17	(77 bp)	3,984

Cadbury Scheppes US
Finance, 5 1/8%, 10/1/13	—	30,000		10/20/13	(70 bp)	194

DJ ABX HE A Index	135,361	202,000		1/25/38	369 bp	(46,723)

DJ ABX HE A Index	141,085	203,000		1/25/38	369 bp	(41,900)

DJ ABX HE AAA Index	47,474	202,000	(F)	1/25/38	76 bp	(61,823)

DJ ABX HE AAA Index	56,840	203,000	(F)	1/25/38	76 bp	(52,998)

DJ ABX HE PEN AAA Index	26,850	383,562	(F)	5/25/46	11 bp	(29,143)

DJ ABX HE PEN AAA Index	27,395	384,493	(F)	5/25/46	11 bp	(28,734)

DJ CDX NA CMBX AA Index	(7,256)	229,000	(F)	3/15/49	(15 bp)	46,984

DJ CDX NA HY Series 8
Index 35-60% tranche	—	3,995,000		6/20/12	104 bp	(299,342)

DJ CDX NA HY Series 9
Index 25-35% tranche	—	4,400,000		12/20/10	104.5 bp	(182,735)

DJ CDX NA HY Series 9
Index 25-35% tranche	—	4,400,000		12/20/10	90 bp	(197,978)

DJ CDX NA HY Series 9
Index 25-35% tranche	—	4,010,000		12/20/10	266 bp	(11,899)

DJ CDX NA HY Series 9
Index 25-35% tranche	—	8,020,000		12/20/10	295 bp	31,770

DJ CDX NA IG Series 10
Index	182	10,000		6/20/13	(155 bp)	112

DJ CDX NA IG Series 10
Index	99,755	5,330,000		6/20/18	(150 bp)	31,967

DJ CDX NA IG Series 10
Index	45,068	2,979,000		6/20/18	(150 bp)	7,180

DJ CDX NA IG Series 10
Index 30-100% tranche	—	6,278,250	(F)	6/20/13	(42 bp)	23,648

DJ CDX NA IG Series 9
Index	(104,937)	2,265,500		12/20/17	(80 bp)	(14,667)

DJ CMB NA CMBX AAA Index	137,282	1,160,500	(F)	2/17/51	35 bp	59,118

DJ LCDX NA Series 9
Index, 30-100% tranche	—	2,200,000	(F)	12/20/12	96 bp	12,842

Domtar Corp., 7 1/8%,
8/15/15	—	40,000		12/20/11	(250 bp)	430

Embarq Corp., 7.082%,
6/1/16	—	50,000		6/20/13	(237 bp)	(120)

General Electric
Capital Corp., 6%,
6/15/12	—	800,000		9/20/13	115 bp	(17,389)

Goldman Sachs Group,
Inc., 6.6%, 1/15/12	—	205,000		9/20/17	(58 bp)	11,364

Hanson Plc, 7 7/8%,
9/27/10	—	20,000		9/20/16	(140 bp)	(1,010)

International Lease
Finance Corp., 4.15%,
1/20/15	—	10,000		12/20/13	(165 bp)	534

Morgan Stanley Dean
Witter, 6.6%, 4/1/12	—	205,000		9/20/17	(60.5 bp)	16,911

50

Putnam VT The George Putnam Fund of Boston

CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/08 (Unaudited) continued

	Upfront				Fixed payments	Unrealized
Swap counterparty /	premium	Notional		Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**	amount		date	fund per annum	(depreciation)

Lehman Brothers Special Financing, Inc. continued
Morgan Stanley Dean
Witter, 6.6%, 4/1/12	$—	$205,000		9/20/12	48 bp	$(11,779)

Motorola, Inc., 6 1/2%,
9/1/25	—	25,000		11/20/11	(335 bp)	(684)

Telecom Italia SPA, 5
3/8%, 1/29/19	—	20,000		7/20/11	(105 bp)	70

Telecom Italia SPA, 5
3/8%, 1/29/19	—	35,000		7/20/11	(108 bp)	91

US Steel Corp.,
6.65%,6/1/37	—	25,000		3/20/18	(141 bp)	392

Yum! Brands, Inc.,
8 7/8%, 4/15/11	—	20,000		3/20/18	(130 bp)	(103)

Merrill Lynch International
AmerisourceBergen
Corp., 5 7/8%, 9/15/15	—	80,000		9/20/12	(65 bp)	608

Block Financial LLC. 5
1/8%, 10/30/14	—	25,000		12/20/14	(69 bp)	217

KinderMorgan, 6 1/2%,
9/1/12	—	77,000		9/20/12	(128 bp)	724

Lehman Brothers
Holdings, 6 5/8%,
1/18/12	—	360,000		6/20/18	(130 bp)	23,415

Morgan Stanley Capital Services, Inc.
DJ ABX NA CMBX AAA Index	257,809	3,622,000	(F)	3/15/49	7 bp	5,921

DJ CDX NA IG Series 10
Index	53,469	2,744,500		6/20/18	(150 bp)	18,563

DJ CDX NA IG Series 10
Index	277,564	16,950,000		6/20/18	(150 bp)	61,989

DJ CDX NA IG Series 10
Index 30-100% tranche	—	5,147,000	(F)	6/20/13	(52 bp)	(4,014)

DJ CDX NA IG Series 10
Index 30-100% tranche	—	5,720,000	(F)	6/20/13	(38.6 bp)	30,385

DJ CMB NA CMBX AA Index	(33,539)	147,000	(F)	10/12/52	(25 bp)	(9,162)

DJ CMB NA CMBX AAA Index	127,816	1,065,500	(F)	12/13/49	8 bp	40,531

DJ CMB NA CMBX AAA Index	128,990	969,000	(F)	12/13/49	8 bp	49,611

UBS, AG
Cardinal Health Inc.,
5.85%, 12/15/17	—	40,000		6/20/13	(49 bp)	63

Starwood Hotels & Resort,
7 7/8%, 5/1/12	—	85,000		6/20/12	(195 bp)	819

Total						$916,838

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

(a) Terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference entity are liquidated.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on securities valuation inputs.

51

Putnam VT The George Putnam Fund of Boston

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements.The Standard establishes a three-level hierarchy for disclosure of fair value measurements.The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of June 30, 2008:

		Other
	Investments in	financial
Valuation inputs	securities	instruments

Level 1	$191,308,576	$729,633
Level 2	512,281,620	(16,792,783)
Level 3	10,605,225	—

Total	$714,195,421	$(16,063,150)

Other financial instruments include futures, written options,TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

The following is a reconciliation of Level 3 assets as of June 30, 2008:

Other
	Investments in	financial
	securities	instruments

Balance as of December 31, 2007	$—	—
Accrued discounts/premiums	—	—
Realized gain / loss	—	—
Change in net unrealized
appreciation (depreciation)	—	—
Net purchases / sales	—	—
Net transfers in and/or out
of Level 3	10,605,225	—

Balance as of June 30, 2008	$10,605,225	$—

Other financial instruments include futures, written options,TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/ (depreciation) on the instrument.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
52

PUTNAM VARIABLE TRUST

Statement of Assets and Liabilities

June 30, 2008 (Unaudited)
Putnam VT
The George
Putnam Fund
of Boston

Assets
Investments in securities, at value (Note 1):
Unaffiliated issuers	$707,783,153
Affiliated issuers (Note 5)	6,412,268
Cash	149,249
Dividends, interest, and other receivables	3,664,131
Receivable for securities sold	7,237,544
Receivable for sales of delayed delivery securities (Note 1)	132,282,631
Unrealized appreciation on swap contracts (Note 1)	21,968,208
Receivable for open swap contracts (Note 1)	120
Receivable for closed swap contracts (Note 1)	2,669
Premiums paid on swap contracts (Note 1)	582,871

Total assets	880,082,844

Liabilities
Payable to custodian (Note 2)	518
Payable for variation margin (Note 1)	287,028
Payable for securities purchased	109,585
Payable for purchases of delayed delivery securities (Note 1)	304,306,046
Payable for shares of the fund repurchased	732,808
Payable for compensation of Manager (Notes 2 and 5)	602,909
Payable for investor servicing fees (Note 2)	10,717
Payable for custodian fees (Note 2)	5,106
Payable for Trustee compensation and expenses (Note 2)	89,383
Payable for administrative services (Note 2)	1,632
Payable for distribution fees (Note 2)	43,180
Payable for auditing fees	45,023
TBA sale commitments, at value (Note 1)	132,355,156
Unrealized depreciation on swap contracts (Note 1)	37,749,589
Payable for closed swap contracts (Note 1)	947,502
Premiums received on swap contracts (Note 1)	5,291,416
Written options outstanding, at value (Notes 1 and 3)	6,067,500
Collateral on securities loaned, at value (Note 1)	10,393,575
Other accrued expenses	48,639

Total liabilities	499,087,312

Net assets	$380,995,532

Represented by:
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$419,304,028
Undistributed net investment income (loss) (Note 1)	8,571,949
Accumulated net realized gain (loss) on investments
and foreign currency transactions (Note 1)	(1,291,092)
Net unrealized appreciation (depreciation)
of investments and assets and liabilities
in foreign currencies	(45,589,353)

Total — Representing net assets applicable to capital
shares outstanding	$380,995,532

(Continued on next page)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
53

PUTNAM VARIABLE TRUST

Statement of Assets and Liabilities (Continued)

June 30, 2008 (Unaudited)
Putnam VT
The George
Putnam Fund
of Boston

Computation of net asset value Class IA
Net Assets	$184,087,506
Number of shares outstanding	21,353,969
Net asset value, offering price and redemption
price per share (net assets divided by number
of shares outstanding)	$8.62
Computation of net asset value Class IB
Net Assets	$196,908,026
Number of shares outstanding	22,941,763
Net asset value, offering price and redemption
price per share (net assets divided by number
of shares outstanding)	$8.58

Cost of investments, (Note 1):
Unaffiliated issuers	$737,309,355
Affiliated issuers (Note 5)	6,412,268
Value of securities on loan (Note 1)	10,096,277
Proceeds receivable on TBA sale commitments (Note 1)	131,392,773
Premiums received on written options (Notes 1 and 3)	6,018,480

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
54

PUTNAM VARIABLE TRUST

Statement of Operations

Six months ended June 30, 2008 (Unaudited)
Putnam VT
The George
Putnam Fund
Fund

Investment income
Dividends	$3,298,115
Interest — unaffiliated issuers	8,455,764
Interest — affiliated issuers (Note 5)	282,686
Securities lending	59,968

Total investment income	12,096,533

Expenses
Compensation of Manager (Note 2)	1,424,969
Investor servicing fees (Note 2)	66,464
Custodian fees (Note 2)	31,080
Trustee compensation and expenses (Note 2)	19,275
Administrative services (Note 2)	15,636
Distribution fees-class IB (Note 2)	283,516
Auditing	63,714
Legal	15,366
Other	116,621
Fees waived and reimbursed by Manager (Notes 2 and 5)	(83,967)

Total expenses	1,952,674

Expense reduction (Note 2)	(29,287)

Net expenses	1,923,387

Net investment income (loss)	10,173,146

Net realized gain (loss) on investments (Notes 1 and 3)	(3,127,465)
Net realized gain (loss) on futures contracts (Note 1)	5,192,248
Net realized gain (loss) on swap contracts (Note 1)	1,486,204
Net realized gain (loss) on written options (Notes 1 and 3)	(2,478,527)
Net realized gain (loss) on foreign currency transactions (Note 1)	(68)
Net unrealized appreciation (depreciation) of investments, written options,
TBA sale commitments, swap contracts and futures contracts
during the period	(61,331,847)

Net gain (loss) on investments	(60,259,455)

Net increase (decrease) in net assets resulting
from operations	$(50,086,309)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
55

PUTNAM VARIABLE TRUST

Statement of Changes in Net Assets

	Putnam VT
	The George Putnam Fund of Boston
	Six months ended	Year ended
	June 30	December 31
	2008*	2007

Increase (decrease) in net assets
Operations:
Net investment income (loss)	$10,173,146	$16,494,310
Net realized gain (loss) on investments and
foreign currency transactions	1,072,392	36,858,412
Net unrealized appreciation (depreciation)
of investments and assets and
liabilities in foreign currencies	(61,331,847)	(44,785,349)

Net increase (decrease) in net assets
resulting from operations	(50,086,309)	8,567,373

Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class IA	(9,240,107)	(9,055,342)
Class IB	(9,310,345)	(7,759,182)
Net realized short-term gain on investments
Class IA	(4,670,381)	(7,133,784)
Class IB	(5,058,548)	(6,699,061)
From net realized long-term gain on investments
Class IA	(12,098,701)	(21,545,471)
Class IB	(13,104,256)	(20,232,519)
Increase (decrease) from capital share
transactions (Note 4)	(14,943,721)	(44,913,936)

Total increase (decrease) in net assets	(118,512,368)	(108,771,922)

Net assets:
Beginning of period	499,507,900	608,279,822

End of period	$380,995,532	$499,507,900

Undistributed net investment income (loss),
end of period	$8,571,949	$16,949,255

* Unaudited

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
56

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57

PUTNAM VARIABLE TRUST

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

			Net							Total			Ratio of net
	Net asset		realized and	Total	From	From			Net asset	return	Net	Ratio of	investment
	value,	Net	unrealized	from	net	net realized			value,	at net	assets,	expenses to	income (loss)	Portfolio
	beginning	investment	gain (loss) on	investment	investment	gain on	Total	Non-recurring	end	asset	end of period	average net	to average	turnover
Period ended	of period	income (loss)(a)	investments	operations	income	investments	distributions	reimbursement	of period	value (%)(b,c)	(in thousands)	assets (%)(b,d)	net assets (%)	(%)

Putnam VT The George Putnam Fund of Boston (Class IA)
June 30, 2008†	$11.05	.23(i)	(1.37)	(1.14)	(.46)	(.83)	(1.29)	—	$8.62	(10.76)*	$184,088	.38*(i)	2.37*(i)	39.53*(f)
December 31, 2007	12.47	.35(i)	(.20)	.15	(.38)	(1.19)	(1.57)	—	11.05	1.14	243,160	.72(i)	3.03(i)	128.49(f)
December 31, 2006	11.83	.29(i)	1.09	1.38	(.32)	(.42)	(.74)	—	12.47	12.23	318,905	.74(i)	2.50(i)	124.55(f)
December 31, 2005	11.61	.28(i,k)	.20	.48	(.26)	—	(.26)	—	11.83	4.22	382,326	.72(i)	2.44(i,k)	139.50
December 31, 2004	10.93	.24(i)	.67	.91	(.23)	—	(.23)	—	11.61	8.48	444,637	.72(i)	2.15(i)	148.39
December 31, 2003	9.58	.23	1.38	1.61	(.26)	—	(.26)	—	10.93	17.35	463,270.73		2.27	144.47

Putnam VT The George Putnam Fund of Boston (Class IB)
June 30, 2008†	$10.99	.22(i)	(1.37)	(1.15)	(.43)	(.83)	(1.26)	—	$8.58	(10.93)*	$196,908	.50*(i)	2.25*(i)	39.53*(f)
December 31, 2007	12.40	.32(i)	(.20)	.12	(.34)	(1.19)	(1.53)	—	10.99	.95	256,347	.97(i)	2.78(i)	128.49(f)
December 31, 2006	11.76	.26(i)	1.09	1.35	(.29)	(.42)	(.71)	—	12.40	12.02	289,374	.99(i)	2.25(i)	124.55(f)
December 31, 2005	11.55	.25(i,k)	.19	.44	(.23)	—	(.23)	—	11.76	3.91	301,779	.97(i)	2.18(i,k)	139.50
December 31, 2004	10.88	.21(i)	.67	.88	(.21)	—	(.21)	—	11.55	8.21	294,298	.97(i)	1.90(i)	148.39
December 31, 2003	9.54	.20	1.38	1.58	(.24)	—	(.24)	—	10.88	17.04	254,106.98		2.00	144.47

† Unaudited.

* Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) The charges and expenses at the insurance company separate account level are not reflected.

(c) Total return assumes dividend reinvestment.

(d) Includes amounts paid through expense offset arrangements and brokerage/service arrangements (Note 2).

(f ) Portfolio turnover excludes dollar roll transactions.

(i) Reflects an involuntary contractual expense limitation and/or waivers of certain fund expenses in connection with investments in Putnam Prime Money Market Fund in effect during the period. As a result of such limitation and/or waivers, the expenses of the fund’s class IA and class IB shares reflect a reduction of the following amounts based on average net assets (Notes 2 and 5):

Percentage
of average
net assets

June 30, 2008	0.02%

December 31, 2007	0.02

December 31, 2006	<0.01

December 31, 2005	0.01

December 31, 2004	0.01

(k) Reflects a non-recurring accrual related to Putnam Management's settlement with the SEC regarding broker allocation practices, which amounted to less than $0.01 per share and 0.01% of average net assets for class IA and class IB shares, for the period ended December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.	THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
58	59

PUTNAM VARIABLE TRUST

Notes to Financial Statements
June 30, 2008 (Unaudited)

NOTE 1
SIGNIFICANT ACCOUNTING POLICIES

Putnam VT The George Putnam Fund of Boston (the “fund”), a Massachusetts business trust, is one of a series of funds comprising Putnam Variable Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks a balanced investment producing both capital growth and current income by investing primarily in value-oriented stocks of large companies and government, corporate and mortgage-backed bonds.

The fund may invest a significant portion of their assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (“Putnam Management”), the fund’s manager, a wholly-owned subsidiary of Putnam, LLC. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such

60

markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

B) Joint trading account Pursuant to an exemptive order from the Securities and Exchange Commission (the “SEC”), the fund may transfer uninvested cash balances, including cash collateral received under security lending arrangements, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issues of short-term investments having maturities of up to 397 days for collateral received under security lending arrangements and up to 90 days for other cash investments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis. Interest income is recorded on the accrual basis. Dividend income, net of applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain. All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

Securities purchased or sold on a delayed delivery basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

The fund earned certain fees in connection with its senior loan purchasing activities. These fees are treated as market discount and are recorded as income in the Statement of operations.

E) Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of

61

principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

F) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

G) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns, owned or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

H) Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to

62

the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as a realized gains or loss. Certain total return swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

I) Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as a realized gains or loss. Certain interest rate swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

J) Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. Payments are made upon a credit default event of the disclosed primary referenced obligation or all other equally ranked obligations of the reference entity. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund’s portfolio.

K) TBA purchase commitments The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the

63

settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

L) TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

M) Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale, on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

N) Securities lending The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the Statement of operations. At June 30, 2008, the value of securities loaned amounted to $10,096,277. Certain of these securities were sold prior to period end and are included in the Receivable for securities sold on the Statement of assets and liabilities. The fund received cash collateral of $10,393,575 which is pooled with collateral of other Putnam funds into 65 issues of short-term investments.

O) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

The aggregate identified cost on a tax basis is $746,662,622, resulting in gross unrealized appreciation and depreciation

64

of $31,024,088 and $63,491,289, respectively, or net unrealized depreciation of $32,467,201.

P) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Q) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

R) Beneficial interest At June 30, 2008, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 60.7% of the fund is owned by accounts of one group of insurance companies.

NOTE 2
MANAGEMENT FEE, ADMINISTRATIVE
SERVICES AND OTHER TRANSACTIONS

The fund pays Putnam Management for management and investment advisory services quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.65% of first $500 million of average net assets, 0.55% of the next $500 million, 0.50% of the next $500 million, 0.45% of the next $5 billion, 0.425% of the next $5 billion, 0.405% of the next $5 billion, 0.39% of the next $5 billion, and 0.38% thereafter.

Putnam Management has agreed to waive fees and reimburse expenses of the fund through June 30, 2009 to the extent necessary to ensure that the fund’s expenses do not exceed the simple average of the expenses for the fund’s Lipper peer group of funds underlying variable insurance products that have the same investment classification or objective as the fund. The expense reimbursement is based on a comparison of the fund’s expenses with the average annualized operating expenses of the funds in its Lipper peer group for each calendar quarter during the fund’s last fiscal year, excluding 12b-1 fees and without giving effect to any expense offset and brokerage service arrangements that may reduce fund expenses. For the period ended June 30, 2008, Putnam Management waived $75,699 of its management fee from the fund.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets were provided by State Street Bank and Trust Company (“State Street”). Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, a division of Putnam Fiduciary Trust Company (“PFTC”), which is an affiliate of Putnam Management, provided investor servicing agent functions to the fund. Putnam Investor Services was paid a monthly fee for investor servicing at an annual rate of 0.03% of the fund’s average net assets. During the period ended June 30, 2008, the fund incurred $66,464 for investor servicing agent functions provided by PFTC.

Under the custodian contract between the fund and State Street, the custodian bank has a lien on the securities of the fund to the extent permitted by the fund’s investment restrictions to cover any advances made by the custodian bank for the settlement of securities purchased by the fund. At June 30, 2008, the payable to the custodian bank represents the amount due for cash advanced for the settlement of securities purchased.

65

The fund has entered into expense offset arrangements with PFTC and State Street whereby PFTC’s and State Street’s fees are reduced by credits allowed on cash balances. The fund also reduced expenses through brokerage/service arrangements. For the six months ended June 30, 2008, the fund’s expenses were reduced by $23,191 under the expense offset arrangements and by $6,096 under the brokerage/service arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $367, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings and industry seminars and for certain compliance-related matters. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the “Deferral Plan”) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the “Pension Plan”) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the “Plan”) with respect to its class IB shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, a wholly-owned subsidiary of Putnam, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares.

NOTE 3
PURCHASES AND SALES OF SECURITIES

During the period ended June 30, 2008, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $190,400,726 and $239,433,109, respectively. There were no purchases or sales of U.S. government securities.

Written option transactions during the period ended June 30, 2008 are summarized as follows:

	Contract Amounts	Premiums Received

Written options outstanding at beginning of period	$125,307,000	$3,361,230

Options opened	138,020,000	3,975,487
Options exercised	—	—
Options expired	—	—
Options closed	(55,468,000)	(1,318,237)

Written options outstanding at end of period	$207,859,000	$6,018,480

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NOTE 4
CAPITAL SHARES

At June 30, 2008, there was an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

	Six months ended June 30		Year ended December 31
	2008		2007

	Shares	Amount	Shares	Amount

Putnam VT The George Putnam Fund of Boston Class IA
Shares sold	105,501	$1,069,193	240,522	$2,814,631
Shares issued in connection with reinvestment of distributions	2,899,575	26,009,189	3,396,453	37,734,597

	3,005,076	27,078,382	3,636,975	40,549,228
Shares repurchased	(3,649,381)	(36,075,079)	(7,219,856)	(83,734,079)

Net decrease	(644,305)	$(8,996,697)	(3,582,881)	$(43,184,851)

Putnam VT The George Putnam Fund of Boston Class IB
Shares sold	428,121	$4,284,300	1,486,154	$17,096,255
Shares issued in connection with reinvestment of distributions	3,073,059	27,473,149	3,136,597	34,690,762

	3,501,180	31,757,449	4,622,751	51,787,017
Shares repurchased	(3,888,642)	(37,704,473)	(4,633,636)	(53,516,102)

Net decrease	(387,462)	$(5,947,024)	(10,885)	$(1,729,085)

NOTE 5
INVESTMENT IN PUTNAM PRIME MONEY
MARKET FUND

The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. For the period ended June 30, 2008, management fees paid were reduced by $8,268 relating to the fund’s investment in Putnam Prime Money Market Fund. Income distributions earned by the fund are recorded as income in the Statement of operations and totaled $282,686 for the period ended June 30, 2008. During the period ended June 30, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $114,169,894 and $116,985,654, respectively.

NOTE 6
SENIOR LOAN COMMITMENTS

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

NOTE 7
REGULATORY MATTERS AND LITIGATION

In late 2003 and 2004, Putnam Management settled charges brought by the Securities and Exchange Commission (the “SEC”) and the Massachusetts Securities Division in connection with excessive short-term trading in Putnam funds. Distribution of payments from Putnam

67

Management to certain open-end Putnam funds and their shareholders is expected to be completed in the next several months. These allegations and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits against Putnam Management and, in a limited number of cases, some Putnam funds. Putnam Management believes that these lawsuits will have no material adverse effect on the funds or on Putnam Management’s ability to provide investment management services. In addition, Putnam Management has agreed to bear any costs incurred by the Putnam funds as a result of these matters.

NOTE 8
NEW ACCOUNTING PRONOUNCEMENT

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”) — an amendment of FASB Statement No. 133 (“SFAS 133”), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about how and why an entity uses derivative instruments and how derivative instruments affect an entity’s financial position. Putnam Management is currently evaluating the impact the adoption of SFAS 161 will have on the fund’s financial statement disclosures.

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PUTNAM VARIABLE TRUST
Brokerage Commissions
June 30, 2008 (Unaudited)

Brokerage commissions are paid to firms that execute trades on behalf of your fund. When choosing these firms, Putnam is required by law to seek the best execution of the trades, taking all relevant factors into consideration, including expected quality of execution and commission rate. Listed below are the largest relationships based upon brokerage commissions for your fund and the other funds in its group for the 12 months ended June 30, 2008.

LARGE-CAP VALUE GROUP

The George Putnam Fund of Boston, Putnam Classic Equity Fund, Putnam Convertible Income-Growth Trust, Putnam Equity Income Fund, The Putnam Fund for Growth and Income, Putnam New Value Fund, Putnam VT Equity Income Fund, Putnam VT The George Putnam Fund of Boston, Putnam VT Growth and Income Fund, and Putnam VT New Value Fund.

The top five firms that received brokerage commissions for trades executed for the Large-Cap Value group are (in descending order) Morgan Stanley and Company, Merrill Lynch, UBS Warburg, Goldman Sachs & Company, and Citigroup Global Markets. Commissions paid to these firms together represented approximately 52% of the total brokerage commissions paid for the 12 months ended June 30, 2008.

Commissions paid to the next 10 firms together represented approximately 35% of the total brokerage commissions paid during the period. These firms are (in alphabetical order) Bear Stearns & Company, Credit Suisse First Boston, Deutsche Bank Securities, Jones Associates, JPMorgan Clearing, Lehman Brothers, RBC Capital Markets, Sanford Bernstein & Co., Wachovia Securities, and Weeden & Company.

Commission amounts do not include “mark-ups” paid on bond or derivative trades made directly with a dealer. Additional information about brokerage commissions is available on the Securities and Exchange Commission (SEC) Web site at www.sec.gov. Putnam funds disclose commissions by firm to the SEC in semiannual filings on form N-SAR.

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Putnam Variable Trust

FUND INFORMATION

Investment Manager
Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

Marketing Services
Putnam Retail Management
One Post Office Square
Boston, MA 02109

Investor Servicing Agent
Putnam Investor Services
Mailing address:
P.O. Box 41203
Providence, RI 02940-1203
1-800-225-1581

Custodian
State Street Bank and Trust Company

Legal Counsel
Ropes & Gray LLP

Trustees
John A. Hill, *Chairman*
Jameson Adkins Baxter, *Vice Chairman*
Charles B. Curtis
Robert J. Darretta
Myra R. Drucker
Charles E. Haldeman, Jr.
Paul L. Joskow
Elizabeth T. Kennan
Kenneth R. Leibler
Robert E. Patterson
George Putnam, III
Richard B. Worley

PUTNAM INVESTMENTS

This report has been prepared for the shareholders of Putnam Variable Trust. It is not authorized for other distribution unless preceded or accompanied by an effective prospectus that describes the trust's policies, charges, and other matters of interest for the prospective investor.

252149 8/08

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/Janet C. Smith
Janet C. Smith
Principal Accounting Officer

Date: August 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/Charles E. Porter
Charles E. Porter
Principal Executive Officer

Date: August 28, 2008

By (Signature and Title):

/s/Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer

Date: August 28, 2008